UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811 – 07538

LORD ABBETT SECURITIES TRUST

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 10/31

Date of reporting period: 4/30/2011

Item 1:	Report(s) to Shareholders.

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Alpha Strategy Fund

Fundamental Equity Fund

International Core Equity Fund

International Dividend Income Fund

International Opportunities Fund

Large Cap Value Fund

Value Opportunities Fund

For the six-month period ended April 30, 2011

Lord Abbett Securities Trust

Semiannual Report

For the six-month period ended April 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Securities Trust for the six-month period ended April 30, 2011. For additional information about the Trust, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 through April 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 11/1/10 – 4/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Alpha Strategy Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A*
Actual	$1,000.00	$1,223.00	$1.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,023.25	$1.56
Class B
Actual	$1,000.00	$1,218.70	$5.50
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.86	$5.01
Class C
Actual	$1,000.00	$1,218.80	$5.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.92	$4.91
Class F
Actual	$1,000.00	$1,224.10	$0.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.30	$0.50
Class I
Actual	$1,000.00	$1,224.40	$0.00
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,024.79	$0.00
Class R2
Actual	$1,000.00	$1,220.60	$3.30
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.83	$3.01
Class R3
Actual	$1,000.00	$1,222.00	$2.75
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.33	$2.51

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.31% for Class A, 1.00% for Class B, 0.98% for Class C, 0.10% for Class F, 0.00% for Class I, 0.60% for Class R2 and 0.50% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

*	The annualized expense ratio for Class A has been restated to 0.25%. Had this restated expense ratio been in place throughout the most recent fiscal half-year, the expenses paid during the period would have been:

	Actual	Hypothetical (5% Return Before Expenses)
Class A	$1.38	$1.25

Portfolio Holdings Presented by Portfolio Allocation

April 30, 2011

Portfolio Allocation	%*
Equity	99.95%
Short-Term Investment	0.05%
Total	100.00%

*	Represents percent of total investments.

Fundamental Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,185.20	$5.74
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.52	$5.31
Class B
Actual	$1,000.00	$1,180.60	$9.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.29	$8.55
Class C
Actual	$1,000.00	$1,180.50	$9.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.29	$8.55
Class F
Actual	$1,000.00	$1,186.40	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.76	$4.06
Class I
Actual	$1,000.00	$1,187.30	$3.85
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.25	$3.56
Class P
Actual	$1,000.00	$1,184.50	$6.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.01	$5.81
Class R2
Actual	$1,000.00	$1,183.40	$7.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.31	$6.56
Class R3
Actual	$1,000.00	$1,183.60	$6.55
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.79	$6.06

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.06% for Class A, 1.71% for Classes B and C, 0.81% for Class F, 0.71% for Class I, 1.16% for Class P, 1.31% for Class R2 and 1.21% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	9.33%	Information Technology	8.12%
Consumer Staples	6.59%	Materials	4.92%
Energy	18.28%	Utilities	1.21%
Financials	17.88%	Short-Term Investment	5.10%
Health Care	17.69%	Total	100.00%
Industrials	10.88%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Core Equity Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,129.50	$5.91
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.25	$5.61
Class B
Actual	$1,000.00	$1,125.60	$9.28
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.05	$8.80
Class C
Actual	$1,000.00	$1,126.30	$9.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.26	$8.60
Class F
Actual	$1,000.00	$1,129.90	$4.59
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.36
Class I
Actual	$1,000.00	$1,130.90	$4.07
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class P
Actual	$1,000.00	$1,128.30	$6.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.72	$6.11
Class R2
Actual	$1,000.00	$1,127.00	$7.23
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.01	$6.85
Class R3
Actual	$1,000.00	$1,127.90	$6.65
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.53	$6.31

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.76% for Class B, 1.72% for Class C, 0.87% for Class F, 0.77% for Class I, 1.22% for Class P, 1.37% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	11.17%	Information Technology	7.51%
Consumer Staples	8.65%	Materials	11.24%
Energy	8.81%	Telecommunication Services	5.54%
Financials	21.48%	Utilities	5.51%
Health Care	5.27%	Short-Term Investment	0.85%
Industrials	13.97%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Dividend Income Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,134.40	$5.93
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.26	$5.61
Class C
Actual	$1,000.00	$1,129.20	$9.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.07	$8.80
Class F
Actual	$1,000.00	$1,134.40	$4.60
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.50	$4.36
Class I
Actual	$1,000.00	$1,135.90	$4.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.98	$3.86
Class R2
Actual	$1,000.00	$1,136.00	$4.18
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.87	$3.96
Class R3
Actual	$1,000.00	$1,132.40	$6.66
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.54	$6.31

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.12% for Class A, 1.76% for Class C, 0.87% for Class F, 0.77% for Class I, 0.79% for Class R2 and 1.26% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	6.48%	Information Technology	4.16%
Consumer Staples	7.81%	Materials	6.53%
Energy	6.99%	Telecommunication Services	11.70%
Financials	26.89%	Utilities	14.51%
Health Care	4.19%	Short-Term Investment	1.33%
Industrials	9.41%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

International Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,131.90	$7.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.58	$7.30
Class B
Actual	$1,000.00	$1,128.60	$11.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.42	$10.44
Class C
Actual	$1,000.00	$1,128.50	$10.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.60	$10.29
Class F
Actual	$1,000.00	$1,133.30	$6.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.80	$6.06
Class I
Actual	$1,000.00	$1,134.70	$5.88
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.29	$5.56
Class P
Actual	$1,000.00	$1,131.50	$8.24
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.06	$7.80
Class R2
Actual	$1,000.00	$1,130.00	$9.03
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.32	$8.55
Class R3
Actual	$1,000.00	$1,131.50	$8.14
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.14	$7.70

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.46% for Class A, 2.09% for Class B, 2.06% for Class C, 1.21% for Class F, 1.11% for Class I, 1.56% for Class P, 1.71% for Class R2 and 1.54% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	20.63%	Information Technology	8.97%
Consumer Staples	6.37%	Materials	11.06%
Energy	5.98%	Telecommunication Services	0.57%
Financials	16.70%	Utilities	1.91%
Health Care	2.25%	Short-Term Investment	3.34%
Industrials	22.22%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Large Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,168.90	$6.29
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.00	$5.86
Class B
Actual	$1,000.00	$1,164.30	$9.71
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.84	$9.05
Class C
Actual	$1,000.00	$1,165.40	$9.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.14	$8.75
Class F
Actual	$1,000.00	$1,170.60	$4.95
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.24	$4.61
Class I
Actual	$1,000.00	$1,171.00	$4.41
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.72	$4.11
Class P
Actual	$1,000.00	$1,168.40	$6.77
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.53	$6.31
Class R2
Actual	$1,000.00	$1,171.60	$4.31
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.85	$4.01
Class R3
Actual	$1,000.00	$1,167.50	$7.09
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.27	$6.61

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.17% for Class A, 1.81% for Class B, 1.75% for Class C, 0.92% for Class F, 0.82% for Class I, 1.26% for Class P, 0.80% for Class R2 and 1.32% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	13.36%	Information Technology	6.08%
Consumer Staples	6.11%	Materials	8.06%
Energy	15.05%	Telecommunication Services	4.07%
Financials	23.61%	Utilities	1.31%
Health Care	10.96%	Short-Term Investment	1.97%
Industrials	9.42%	Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Value Opportunities Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,197.10	$6.92
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.52	$6.36
Class B
Actual	$1,000.00	$1,193.70	$10.44
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.29	$9.59
Class C
Actual	$1,000.00	$1,193.70	$10.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.32	$9.54
Class F
Actual	$1,000.00	$1,199.20	$5.51
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.76	$5.06
Class I
Actual	$1,000.00	$1,198.90	$5.02
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.25	$4.61
Class P
Actual	$1,000.00	$1,196.40	$7.46
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.01	$6.85
Class R2
Actual	$1,000.00	$1,195.80	$8.22
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.30	$7.55
Class R3
Actual	$1,000.00	$1,196.50	$7.68
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.80	$7.05

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (1.27% for Class A, 1.92% for Class B, 1.91% for Class C, 1.01% for Class F, 0.92% for Class I, 1.37% for Class P, 1.51% for Class R2 and 1.41% for Class R3) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**	Sector*	%**
Consumer Discretionary	13.75%	Information Technology	13.89%
Consumer Staples	1.75%	Materials	10.69%
Energy	8.33%	Utilities	2.19%
Financials	14.25%	Short-Term Investment	4.63%
Health Care	8.01%	Total	100.00%
Industrials	22.51%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

ALPHA STRATEGY FUND April 30, 2011

Investments	Shares	Fair Value (000)
INVESTMENTS IN UNDERLYING FUNDS(a) 99.98%
Lord Abbett Developing Growth Fund, Inc.–Class I*(b)	8,413,452	$220,601
Lord Abbett Securities Trust–International Opportunities Fund–Class I(c)	14,879,560	220,962
Lord Abbett Securities Trust–Micro-Cap Growth Fund–Class I*(c)	5,627,484	111,087
Lord Abbett Securities Trust–Micro-Cap Value Fund–Class I*(c)	3,781,800	106,306
Lord Abbett Blend Trust–Small-Cap Blend Fund–Class I*(d)	6,043,025	109,439
Lord Abbett Research Fund, Inc.–Small-Cap Value Fund–Class I(c)	5,812,292	214,880
Lord Abbett Securities Trust–Value Opportunities Fund–Class I*(c)	6,180,176	107,411

Total Investments in Underlying Funds (cost $844,751,646)		1,090,686

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 0.05%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $535,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $581,813; proceeds: $566,837 (cost $566,836)	$567	$567

Total Investments in Securities 100.03% (cost $845,318,482)		1,091,253

Liabilities in Excess of Other Assets (0.03%)		(299)

Net Assets 100.00%		$1,090,954

*	Non-income producing security.
(a)	Affiliated issuers (See Note 10).
(b)	Fund investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.
(c)	Fund investment objective is long-term capital appreciation.
(d)	Fund investment objective is to seek long-term growth of capital by investing primarily in stocks of small companies.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

FUNDAMENTAL EQUITY FUND April 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 95.70%

Aerospace & Defense 2.74%
Rockwell Collins, Inc.	830,000	$52,373
United Technologies Corp.	815,000	73,008

Total		125,381

Airlines 0.65%
Southwest Airlines Co.	2,535,000	29,786

Automobiles 1.30%
Ford Motor Co.*	3,851,710	59,586

Beverages 1.29%
Coca-Cola Co. (The)	209,717	14,148
Diageo plc ADR	550,000	44,753

Total		58,901

Biotechnology 3.49%
Amgen, Inc.*	1,440,000	81,864
Celgene Corp.*	943,050	55,527
Human Genome Sciences, Inc.*	443,400	13,067
Onyx Pharmaceuticals, Inc.*	251,300	9,441

Total		159,899

Capital Markets 7.48%
Affiliated Managers Group, Inc.*	400,000	43,632
Charles Schwab Corp. (The)	1,055,000	19,317
Goldman Sachs Group, Inc. (The)	275,000	41,528
Invesco Ltd.	1,264,522	31,449
Lazard Ltd. Class A	1,590,000	65,190
LPL Investment Holdings, Inc.*	1,156,718	42,428
State Street Corp.	2,120,000	98,686

Total		342,230

Investments	Shares	Fair Value (000)
Chemicals 2.23%
Air Products & Chemicals, Inc.	555,000	$53,014
LyondellBasell Industries NV Class A (Netherlands)*(a)	1,100,000	48,950

Total		101,964

Commercial Banks 6.08%
City National Corp.	600,000	34,266
Commerce Bancshares, Inc.	475,000	20,216
Cullen/Frost Bankers, Inc.	665,000	39,395
KeyCorp	1,267,887	10,992
PNC Financial Services Group, Inc. (The)	1,105,000	68,886
Signature Bank*	281,900	16,409
TCF Financial Corp.	2,294,618	35,773
Wells Fargo & Co.	1,790,000	52,107

Total		278,044

Computers & Peripherals 0.20%
EMC Corp.*	330,000	9,352

Diversified Financial Services 1.26%
Citigroup, Inc.*	4,153,300	19,064
JPMorgan Chase & Co.	850,000	38,785

Total		57,849

Electric: Utilities 1.22%
NextEra Energy, Inc.	987,800	55,880

Electronic Equipment, Instruments & Components 0.50%
Corning, Inc.	1,102,800	23,093

Energy Equipment & Services 3.31%
GulfMark Offshore, Inc. Class A*	230,760	9,824
Halliburton Co.	1,315,000	66,381

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)
Superior Energy Services, Inc.*	510,000	$19,594
Tidewater, Inc.	360,000	21,424
Weatherford International Ltd. (Switzerland)*(a)	1,580,000	34,096

Total		151,319

Food & Staples Retailing 0.97%
CVS Caremark Corp.	1,225,500	44,412

Food Products 3.89%
Archer Daniels Midland Co.	2,360,000	87,367
Bunge Ltd.	1,200,000	90,528

Total		177,895

Health Care Equipment & Supplies 3.41%
Cooper Cos., Inc. (The)	205,000	15,355
Kinetic Concepts, Inc.*	860,000	50,766
NuVasive, Inc.*	847,300	26,173
St. Jude Medical, Inc.	211,809	11,319
Zimmer Holdings, Inc.*	805,000	52,526

Total		156,139

Health Care Providers & Services 6.09%
Express Scripts, Inc.*	875,000	49,648
HCA Holdings, Inc.*	890,818	29,219
Humana, Inc.*	796,900	60,660
McKesson Corp.	510,000	42,335
UnitedHealth Group, Inc.	1,964,297	96,702

Total		278,564

Hotels, Restaurants & Leisure 0.01%
Carnival Corp.	12,093	460

Household Durables 1.17%
Fortune Brands, Inc.	820,000	53,366

Household Products 0.50%
Colgate-Palmolive Co.	270,000	22,774

Investments	Shares	Fair Value (000)
Industrial Conglomerates 0.29%
3M Co.	134,700	$13,094

Information Technology Services 3.74%
Accenture plc Class A (Ireland)(a)	733,300	41,893
Fiserv, Inc.*	166,800	10,227
MasterCard, Inc. Class A	200,000	55,178
VeriFone Systems, Inc.*	520,000	28,506
Western Union Co. (The)	1,660,000	35,275

Total		171,079

Insurance 3.21%
Aflac, Inc.	500,000	28,095
Berkshire Hathaway, Inc. Class B*	879,814	73,288
Marsh & McLennan Cos., Inc.	1,500,000	45,420

Total		146,803

Life Sciences Tools & Services 0.97%
Thermo Fisher Scientific, Inc.*	736,800	44,201

Machinery 6.86%
Dover Corp.	760,000	51,710
Eaton Corp.	775,200	41,496
EnPro Industries, Inc.*	69,041	2,767
Kennametal, Inc.	725,000	30,610
Pall Corp.	708,092	41,381
Parker Hannifin Corp.	382,000	36,030
Robbins & Myers, Inc.	301,800	13,119
Trinity Industries, Inc.	1,572,475	56,924
WABCO Holdings, Inc.*	542,500	40,064

Total		314,101

Media 6.39%
Interpublic Group of Cos., Inc. (The)	7,900,000	92,825
Omnicom Group, Inc.	2,200,000	108,218

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

FUNDAMENTAL EQUITY FUND April 30, 2011

Investments	Shares	Fair Value (000)
Media (continued)
Time Warner, Inc.	1,760,000	$66,633
Walt Disney Co. (The)	574,961	24,781

Total		292,457

Metals & Mining 2.73%
Agnico-Eagle Mines Ltd. (Canada)(a)	312,600	21,751
Barrick Gold Corp. (Canada)(a)	1,175,000	59,937
Reliance Steel & Aluminum Co.	765,000	43,306

Total		124,994

Oil, Gas & Consumable Fuels 15.13%
Anadarko Petroleum Corp.	985,200	77,772
Apache Corp.	185,000	24,673
Chevron Corp.	520,000	56,909
CONSOL Energy, Inc.	260,000	14,063
Devon Energy Corp.	550,000	50,050
El Paso Corp.	3,384,889	65,701
EQT Corp.	657,900	34,612
Exxon Mobil Corp.	2,422,300	213,162
Forest Oil Corp.*	115,000	4,130
Imperial Oil Ltd. (Canada)(a)	490,000	25,901
QEP Resources, Inc.	680,000	29,056
Range Resources Corp.	910,000	51,370
Southwestern Energy Co.*	1,025,000	44,957

Total		692,356

Pharmaceuticals 3.88%
Teva Pharmaceutical Industries Ltd. ADR	1,601,300	73,227
Warner Chilcott plc Class A (Ireland)(a)	2,270,085	52,326
Watson Pharmaceuticals, Inc.*	840,000	52,097

Total		177,650

Investments	Shares	Fair Value (000)
Road & Rail 0.43%
Kansas City Southern*	335,500	$19,496

Semiconductors & Semiconductor Equipment 1.76%
Intel Corp.	2,150,000	49,859
Texas Instruments, Inc.	865,000	30,733

Total		80,592

Software 1.98%
Adobe Systems, Inc.*	1,605,000	53,848
Intuit, Inc.*	414,700	23,041
Microsoft Corp.	520,000	13,530

Total		90,419

Specialty Retail 0.54%
Penske Automotive Group, Inc.*	1,100,000	24,728

Total Common Stocks (cost $3,470,230,130)		4,378,864

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

FUNDAMENTAL EQUITY FUND April 30, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 5.15%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $86,995,000 of Federal Home Loan Bank at 4.625% due 10/10/2012; $135,680,000 of Federal Home Loan Bank at 1.625% due 9/26/2012 and $8,765,000 of Federal Home Loan Mortgage Corp. at 4.625% due 10/25/2012; value: $240,247,344; proceeds: $235,534,046 (cost $235,533,850)	$235,534	$235,534

Total Investments in Securities 100.85% (cost $3,705,763,980)		4,614,398

Liabilities in Excess of Cash and Other Assets (0.85%)		(38,876)

Net Assets 100.00%		$4,575,522

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL CORE EQUITY FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 95.88%

COMMON STOCKS 95.40%

Belgium 1.35%

Beverages
Anheuser-Busch InBev NV	241,248	$15,383

Brazil 2.36%

Commercial Banks 0.87%
Banco do Brasil SA	536,600	9,888

Household Durables 0.75%
PDG Realty SA Empreendimentos e Participacoes	1,450,784	8,521

Water Utilities 0.74%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	144,100	8,433

Total Brazil		26,842

Canada 2.86%

Metals & Mining 1.17%
First Quantum Minerals Ltd.	93,075	13,264

Oil, Gas & Consumable Fuels 1.69%
Bankers Petroleum Ltd.*	910,895	7,991
Canadian Oil Sands Ltd.	300,600	10,370
Questerre Energy Corp.*	737,283	850

		19,211

Total Canada		32,475

Investments	Shares	U.S. $ Fair Value (000)
China 0.63%

Machinery
Changsha Zoomlion Heavy Industry Science & Technology Development Co., Ltd. H Shares*	2,719,600	$7,214

Denmark 0.91%

Beverages
Carlsberg AS Class B	86,692	10,296

France 7.42%

Aerospace & Defense 1.39%
Safran SA	406,906	15,790

Commercial Banks 1.67%
Credit Agricole SA	1,138,818	18,959

Construction & Engineering 1.46%
Vinci SA	248,858	16,624

Electrical Equipment 0.79%
Alstom SA	134,565	8,948

Insurance 1.11%
AXA SA	563,422	12,643

Multi-Line Retail 1.00%
PPR	63,493	11,356

Total France		84,320

Germany 7.41%

Air Freight & Logistics 1.29%
Deutsche Post AG Registered Shares	738,146	14,607

Automobiles 0.38%
Daimler AG Registered Shares	56,790	4,364

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Diversified Telecommunication Services 0.59%
Deutsche Telekom AG Registered Shares	402,916	$6,693

Health Care Equipment & Supplies 1.34%
Fresenius SE & Co. KGaA	145,101	15,229

Household Products 1.17%
Henkel KGaA	234,512	13,314

Machinery 0.73%
GEA Group AG	225,614	8,251

Semiconductors & Semiconductor Equipment 0.47%
Dialog Semiconductor plc*	257,422	5,372

Software 1.44%
SAP AG	254,481	16,396

Total Germany		84,226

Greece 0.63%

Electric: Utilities
Public Power Corp. SA	429,271	7,102

Hong Kong 3.36%

Auto Components 0.64%
Minth Group Ltd.	4,694,000	7,217

Chemicals 0.74%
Huabao International Holdings Ltd.	5,708,000	8,467

Real Estate Management & Development 1.37%
Hysan Development Co., Ltd.	1,016,000	4,742
Wharf Holdings Ltd. (The)	1,484,700	10,859

		15,601

Investments	Shares	U.S. $ Fair Value (000)
Water Utilities 0.61%
Guangdong Investment Ltd.	13,340,000	$6,905

Total Hong Kong		38,190

Indonesia 1.58%

Commercial Banks 0.67%
PT Bank Negara Indonesia (Persero) Tbk	16,081,314	7,605

Oil, Gas & Consumable Fuels 0.91%
PT Bumi Resources Tbk	25,973,500	10,387

Total Indonesia		17,992

Ireland 1.23%

Information Technology Services
Accenture plc Class A	245,275	14,012

Israel 2.22%

Chemicals 1.04%
Israel Chemicals Ltd.	662,300	11,755

Pharmaceuticals 1.18%
Teva Pharmaceutical Industries Ltd. ADR	293,345	13,415

Total Israel		25,170

Italy 3.53%

Commercial Banks 1.18%
Intesa Sanpaolo SpA*	4,039,308	13,414

Diversified Telecommunication Services 0.80%
Telecom Italia SpA	6,038,788	9,096

Electric: Utilities 1.55%
Enel SpA	2,460,053	17,541

Total Italy		40,051

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Japan 13.68%

Auto Components 1.30%
Bridgestone Corp.	668,600	$14,767

Automobiles 1.32%
Honda Motor Co., Ltd.	388,590	14,939

Chemicals 1.14%
Asahi Kasei Corp.	1,877,000	12,974

Commercial Banks 1.30%
Bank of Yokohama Ltd. (The)	2,986,000	14,793

Consumer Finance 0.76%
ORIX Corp.	87,820	8,628

Diversified Financial Services 1.15%
iShares MSCI Japan Index Fund ETF	1,246,023	13,121

Diversified Telecommunication Services 0.80%
Nippon Telegraph & Telephone Corp.	195,400	9,105

Electronic Equipment, Instruments & Components 1.21%
Nippon Electric Glass Co., Ltd.	905,000	13,702

Household Durables 0.69%
Sony Corp.	278,100	7,852

Machinery 0.26%
NSK Ltd.	327,000	2,902

Oil, Gas & Consumable Fuels 1.18%
JX Holdings, Inc.	1,897,900	13,366

Trading Companies & Distributors 2.57%
Mitsui & Co., Ltd.	788,800	14,037

Investments	Shares	U.S. $ Fair Value (000)
Sumitomo Corp.	1,101,800	$15,199

		29,236

Total Japan		155,385

Luxembourg 0.75%

Metals & Mining
ArcelorMittal	230,723	8,489

Netherlands 3.46%

Diversified Financial Services 1.58%
ING Groep NV CVA*	1,362,896	17,966

Food & Staples Retailing 0.74%
Koninklijke Ahold NV	599,880	8,422

Industrial Conglomerates 1.14%
Koninklijke Philips Electronics NV	435,562	12,916

Total Netherlands		39,304

Norway 1.91%

Chemicals 1.09%
Yara International ASA	211,658	12,397

Commercial Banks 0.82%
DnB NOR ASA	574,400	9,339

Total Norway		21,736

Russia 0.94%

Oil, Gas & Consumable Fuels
Gazprom OAO ADR*	628,400	10,647

Singapore 2.97%

Airlines 0.66%
Singapore Airlines Ltd.	651,500	7,494

Commercial Banks 1.11%
DBS Group Holdings Ltd.	1,034,100	12,656

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Singapore (continued)

Industrial Conglomerates 1.20%
Keppel Corp., Ltd.	1,401,400	$13,624

Total Singapore		33,774

South Korea 3.47%

Auto Components 1.80%
Hyundai Mobis	60,966	20,423

Commercial Banks 0.70%
Daegu Bank Ltd.	477,740	7,980

Diversified Telecommunication Services 0.49%
KT Corp.	153,720	5,523

Semiconductors & Semiconductor Equipment 0.48%
Samsung Electronics Co., Ltd.	6,584	5,486

Total South Korea		39,412

Spain 1.40%

Transportation Infrastructure
Abertis Infraestructuras SA	671,855	15,917

Sweden 1.80%

Communications Equipment
Telefonaktiebolaget LM Ericsson ADR	1,342,500	20,406

Switzerland 4.07%

Chemicals 1.01%
Syngenta AG Registered Shares	32,500	11,501

Food Products 1.05%
Nestle SA Registered Shares	191,943	11,916

Investments	Shares	U.S. $ Fair Value (000)
Insurance 0.76%
Swiss Reinsurance Co., Ltd. Registered Shares*	144,610	$8,618

Pharmaceuticals 1.25%
Novartis AG Registered Shares	238,665	14,168

Total Switzerland		46,203

Taiwan 0.63%

Computers & Peripherals
Wistron Corp.	3,954,065	7,110

Thailand 0.96%

Commercial Banks
Bangkok Bank Public Co., Ltd.	1,922,400	10,948

Turkey 0.95%

Diversified Telecommunication Services
Turk Telekomunikasyon AS	2,073,101	10,795

United Kingdom 22.92%

Commercial Banks 2.89%
Barclays plc	3,120,558	14,835
HSBC Holdings plc	890,733	9,716
HSBC Holdings plc ADR	152,995	8,334

		32,885

Food & Staples Retailing 1.07%
Tesco plc	1,797,518	12,119

Insurance 1.84%
Aviva plc	1,092,538	8,177
Prudential plc	986,380	12,761

		20,938

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL CORE EQUITY FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Media 2.93%
Pearson plc	691,500	$13,253
Reed Elsevier plc	989,945	8,770
WPP plc	857,114	11,227

		33,250

Metals & Mining 3.92%
Anglo American plc	277,666	14,555
Vedanta Resources plc	358,187	13,987
Xstrata plc	625,934	16,055

		44,597

Multi-Utilities 1.33%
National Grid plc	1,470,670	15,089

Oil, Gas & Consumable Fuels 3.80%
BG Group plc	702,000	18,078
Tullow Oil plc	1,044,841	25,069

		43,147

Pharmaceuticals 1.33%
GlaxoSmithKline plc ADR	345,795	15,097

Tobacco 2.08%
British American Tobacco plc	228,078	9,966
Imperial Tobacco Group plc	386,423	13,630

		23,596

Wireless Telecommunication Services 1.73%
Vodafone Group plc	6,816,542	19,705

Total United Kingdom		260,423

Total Common Stocks (cost $856,851,418)		1,083,822

Investments	Shares	U.S. $ Fair Value (000)
PREFERRED STOCK 0.48%

Brazil

Independent Power Producers & Energy Traders
Companhia Energetica de Sao Paulo B Shares (cost $4,690,453)	282,900	$5,474

Total Long-Term Investments (cost $861,541,871)		1,089,296

	Principal Amount (000)
SHORT-TERM INVESTMENT 0.82%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $8,740,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $9,504,750; proceeds: $9,314,495 (cost $9,314,487)	$9,314	9,314

Total Investments in Securities 96.70% (cost $870,856,358)		1,098,610

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 3.30%		37,545

Net Assets 100.00%		$1,136,155

ADR	American Depositary Receipt.
ETF	Exchange Traded Fund.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL CORE EQUITY FUND April 30, 2011

Open Forward Foreign Currency Exchange Contracts at April 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Barclays Bank plc	5/24/2011	14,950,000	$14,546,350	$16,343,388	$1,797,038
Australian dollar	Buy	Goldman Sachs	6/22/2011	42,870,000	42,595,203	46,693,524	4,098,321
euro	Buy	Credit Suisse	6/22/2011	27,900,000	37,839,096	41,267,724	3,428,628
Japanese yen	Buy	UBS AG	5/18/2011	2,955,000,000	35,716,444	36,431,603	715,159
Swiss franc	Buy	Merrill Lynch	6/22/2011	19,830,000	21,264,047	22,931,773	1,667,726
Brazilian real	Sell	Morgan Stanley	5/18/2011	10,900,000	6,276,994	6,923,230	(646,236)
British pound	Sell	Barclays Bank plc	6/22/2011	16,425,000	26,567,602	27,418,271	(850,669)
Canadian dollar	Sell	Morgan Stanley	6/22/2011	15,835,000	15,944,539	16,716,448	(771,909)
euro	Sell	Credit Suisse	6/22/2011	7,440,000	10,488,019	11,004,726	(516,707)
euro	Sell	Credit Suisse	6/22/2011	7,460,000	10,797,753	11,034,309	(236,556)
Israeli new shekel	Sell	Goldman Sachs	5/24/2011	38,646,500	10,644,952	11,420,785	(775,833)
Norwegian krone	Sell	UBS AG	6/22/2011	60,300,000	10,618,067	11,459,319	(841,252)
South Korean won	Sell	Merrill Lynch	5/18/2011	10,675,000,000	9,552,573	9,951,390	(398,817)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$6,668,893

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 98.06%

COMMON STOCKS 97.32%

Australia 10.85%

Beverages 1.30%
Coca-Cola Amatil Ltd.	582,195	$7,620

Commercial Banks 1.36%
National Australia Bank Ltd.	268,991	7,984

Construction & Engineering 0.47%
UGL Ltd.	168,302	2,782

Diversified Financial Services 0.66%
ASX Ltd.	109,814	3,864

Diversified Telecommunication Services 1.58%
Telstra Corp., Ltd.	2,913,928	9,294

Food & Staples Retailing 1.04%
Metcash Ltd.	1,369,731	6,096

Insurance 1.39%
QBE Insurance Group Ltd.	398,011	8,162

Multi-Line Retail 0.48%
Myer Holdings Ltd.	809,362	2,803

Multi-Utilities 1.08%
DUET Group	3,393,759	6,324

Real Estate Investment Trusts 1.49%
Charter Hall Office REIT	1,141,635	4,392
GPT Group	1,260,669	4,367

		8,759

Total Australia		63,688

Investments	Shares	U.S. $ Fair Value (000)
Austria 0.83%

Air Freight & Logistics
Oesterreichische Post AG	135,122	$4,891

Brazil 2.69%

Commercial Banks 1.21%
Banco do Brasil SA	384,600	7,087

Insurance 0.75%
Sul America SA Unit	343,000	4,404

Water Utilities 0.73%
Companhia de Saneamento Basico do Estado de Sao Paulo ADR*	73,700	4,313

Total Brazil		15,804

Canada 1.56%

Media 0.46%
Yellow Media, Inc.	538,055	2,707

Oil, Gas & Consumable Fuels 1.10%
Baytex Energy Corp.	104,831	6,460

Total Canada		9,167

China 0.73%

Commercial Banks
Bank of China Ltd. H Shares	7,779,100	4,297

Czech Republic 3.93%

Commercial Banks 0.96%
Komercni Banka AS	21,245	5,603

Electric: Utilities 2.97%
CEZ AS	304,112	17,437

Total Czech Republic		23,040

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Finland 0.99%

Pharmaceuticals
Orion OYJ Class B	234,729	$5,834

France 3.52%

Construction & Engineering 1.45%
Vinci SA	127,197	8,497

Insurance 1.04%
AXA SA	272,193	6,108

Multi-Line Retail 1.03%
PPR	33,739	6,034

Total France		20,639

Germany 4.25%

Air Freight & Logistics 1.32%
Deutsche Post AG Registered Shares*	393,235	7,781

Chemicals 1.39%
BASF SE	79,303	8,152

Electric: Utilities 1.54%
E. On AG	264,047	9,027

Total Germany		24,960

Greece 1.11%

Electric: Utilities
Public Power Corp. SA	393,576	6,511

Hong Kong 2.83%

Communications Equipment 1.17%
VTech Holdings Ltd.	602,400	6,865

Real Estate Management & Development 1.01%
Swire Pacific Ltd. A Shares	386,500	5,902

Investments	Shares	U.S. $ Fair Value (000)
Water Utilities 0.65%
Guangdong Investment Ltd.	7,424,000	$3,843

Total Hong Kong		16,610

Hungary 1.22%

Diversified Telecommunication Services
Magyar Telekom Telecommunications plc	2,102,259	7,170

Israel 1.01%

Chemicals
Israel Chemicals Ltd.	333,190	5,914

Italy 7.89%

Commercial Banks 0.79%
Intesa Sanpaolo SpA	1,402,783	4,658

Diversified Telecommunication Services 1.23%
Telecom Italia SpA	4,783,514	7,206

Electric: Utilities 2.98%
Enel SpA	2,457,962	17,526

Hotels, Restaurants & Leisure 1.55%
Lottomatica SpA	406,491	9,079

Oil, Gas & Consumable Fuels 1.34%
Eni SpA ADR	145,980	7,845

Total Italy		46,314

Japan 5.02%

Diversified Telecommunication Services 1.40%
Nippon Telegraph & Telephone Corp.	175,800	8,192

Office Electronics 1.08%
Canon, Inc.	134,800	6,348

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Japan (continued)

Trading Companies & Distributors 2.54%
Mitsui & Co., Ltd.	434,500	$7,732
Sumitomo Corp.	520,400	7,179

		14,911

Total Japan		29,451

Luxembourg 0.55%

Metals & Mining
ArcelorMittal	88,472	3,255

Mexico 0.24%

Metals & Mining
Grupo Mexico SAB de CV Series B	403,900	1,398

Netherlands 1.11%

Oil, Gas & Consumable Fuels
Royal Dutch Shell plc ADR	83,700	6,485

New Zealand 0.86%

Construction Materials
Fletcher Building Ltd.	682,142	5,073

Norway 3.66%

Energy Equipment & Services 1.68%
Aker Drilling ASA*	343,717	1,179
Seadrill Ltd.	243,686	8,688

		9,867

Food Products 1.25%
Marine Harvest	5,577,696	7,367

Specialty Retail 0.73%
Statoil Fuel & Retail ASA*	379,698	4,259

Total Norway		21,493

Investments	Shares	U.S. $ Fair Value (000)
Poland 1.54%

Diversified Telecommunication Services
Telekomunikacja Polska SA	1,366,101	$9,031

Portugal 0.98%

Electric: Utilities
EDP-Energias de Portugal SA	1,404,045	5,740

Singapore 1.69%

Commercial Banks 0.98%
DBS Group Holdings Ltd.	467,975	5,727

Real Estate Investment Trusts 0.71%
CapitaRetail China Trust	4,061,000	4,180

Total Singapore		9,907

South Africa 1.55%

Metals & Mining
Kumba Iron Ore Ltd.	124,282	9,087

South Korea 0.59%

Capital Markets
Daishin Securities Co., Ltd.	257,230	3,468

Spain 9.40%

Commercial Banks 2.18%
Banco Bilbao Vizcaya Argentaria SA	499,011	6,400
Banco Santander SA ADR	514,900	6,385

		12,785

Diversified Financial Services 1.73%
Bolsas y Mercados Espanoles SA	300,646	10,182

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Spain (continued)

Diversified Telecommunication Services 1.60%
Telefonica SA	348,532	$9,370

Insurance 1.76%
Mapfre SA	2,477,576	10,348

Oil, Gas & Consumable Fuels 0.73%
Repsol YPF SA	120,136	4,290

Transportation Infrastructure 1.40%
Abertis Infraestructuras SA	346,337	8,205

Total Spain		55,180

Switzerland 2.11%

Insurance 1.01%
Swiss Reinsurance Co., Ltd. Registered Shares*	98,778	5,887

Pharmaceuticals 1.10%
Novartis AG Registered Shares	108,920	6,466

Total Switzerland		12,353

Taiwan 1.89%

Computers & Peripherals 0.62%
Wistron Corp.	2,025,000	3,641

Semiconductors & Semiconductor Equipment 1.27%
Siliconware Precision Industries Co. ADR	1,094,620	7,422

Total Taiwan		11,063

Thailand 1.23%

Real Estate Management & Development
L.P.N. Development pcl	20,100,300	7,205

Investments	Shares	U.S. $ Fair Value (000)
Turkey 3.42%

Automobiles 1.01%
Ford Otomotiv Sanayi AS	586,914	$5,962

Diversified Telecommunication Services 1.42%
Turk Telekomunikasyon AS	1,598,104	8,322

Oil, Gas & Consumable Fuels 0.99%
Tupras Turkiye Petrol Rafinerileri AS	178,373	5,793

Total Turkey		20,077

United Kingdom 18.07%

Commercial Banks 0.96%
HSBC Holdings plc	518,374	5,654

Consumer Finance 1.38%
Provident Financial plc	480,863	8,105

Food & Staples Retailing 0.69%
Tesco plc	598,448	4,035

Food Products 1.27%
Unilever plc	229,794	7,465

Insurance 2.81%
Aviva plc	599,620	4,487
Catlin Group Ltd.	1,136,350	7,514
Prudential plc	344,423	4,456

		16,457

Internet & Catalog Retail 1.19%
Home Retail Group plc	1,883,601	6,953

Metals & Mining 0.88%
Vedanta Resources plc	132,609	5,178

Multi-Utilities 1.63%
National Grid plc	930,206	9,544

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
United Kingdom (continued)

Pharmaceuticals 2.07%
AstraZeneca plc	84,684	$4,202
GlaxoSmithKline plc	363,513	7,941

		12,143

Road & Rail 1.33%
Stagecoach Group plc	1,895,822	7,827

Tobacco 2.21%
British American Tobacco plc	137,437	6,006
Imperial Tobacco Group plc	197,943	6,982

		12,988

Wireless Telecommunication Services 1.65%
Vodafone Group plc	3,347,936	9,678

Total United Kingdom		106,027

Total Common Stocks (cost $486,800,486)		571,132

PREFERRED STOCK 0.74%

Brazil

Electric: Utilities
Companhia Energetica do Ceara (cost $3,823,847)	198,700	4,358

Total Long-Term Investments (cost $490,624,333)		575,490

Investments	Principal Amount (000)	U.S. $ Fair Value (000)
SHORT-TERM INVESTMENT 1.32%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $7,265,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012, value: $7,900,688; proceeds: $7,745,431 (cost $7,745,425)	$7,745	$7,745

Total Investments in Securities 99.38% (cost $498,369,758)		583,235

Cash, Foreign Cash and Other Assets in Excess of Liabilities(a) 0.62%		3,627

Net Assets 100.00%		$586,862

ADR	American Depositary Receipt.
Unit	More than one class of securities traded together.
*	Non-income producing security.
(a)	Cash, Foreign Cash and Other Assets in Excess of Liabilities include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL DIVIDEND INCOME FUND April 30, 2011

Open Forward Foreign Currency Exchange Contracts at April 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Goldman Sachs	6/22/2011	4,620,000	$4,590,386	$5,032,053	$441,667
Canadian dollar	Buy	Morgan Stanley	6/22/2011	4,540,000	4,603,435	4,792,717	189,282
Canadian dollar	Buy	Credit Suisse	8/26/2011	2,120,000	2,214,354	2,234,191	19,837
euro	Buy	Credit Suisse	6/7/2011	25,570,000	34,826,084	37,836,696	3,010,612
euro	Buy	Barclays Bank plc	8/1/2011	11,450,000	16,087,250	16,916,120	828,870
euro	Buy	Goldman Sachs	8/8/2011	15,140,000	21,500,011	22,362,528	862,517
Indonesian rupiah	Buy	UBS AG	8/1/2011	80,000,000,000	9,116,809	9,194,418	77,609
Israeli new shekel	Buy	PB Financial Services, Inc.	8/1/2011	28,300,000	8,046,173	8,337,685	291,512
Israeli new shekel	Buy	UBS AG	8/29/2011	38,800,000	11,313,042	11,417,185	104,143
Brazilian real	Sell	Goldman Sachs	8/1/2011	18,000,000	10,723,861	11,323,051	(599,190)
British pound	Sell	Barclays Bank plc	6/22/2011	5,590,000	9,024,049	9,331,393	(307,344)
British pound	Sell	PB Financial Services, Inc.	8/30/2011	7,800,000	12,847,536	13,007,322	(159,786)
Japanese yen	Sell	Morgan Stanley	6/22/2011	715,500,000	8,594,388	8,822,717	(228,329)
Japanese yen	Sell	Morgan Stanley	6/22/2011	213,600,000	2,642,420	2,633,868	8,552
Norwegian krone	Sell	Morgan Stanley	6/22/2011	29,700,000	5,288,179	5,644,142	(355,963)
Singapore dollar	Sell	UBS AG	6/22/2011	5,965,000	4,676,964	4,873,175	(196,211)
South Korean won	Sell	UBS AG	6/20/2011	5,150,000,000	4,577,777	4,790,377	(212,600)
Turkish lira	Sell	Credit Suisse	6/22/2011	20,900,000	13,211,960	13,625,612	(413,652)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$3,361,526

See Notes to Financial Statements.

Schedule of Investments (unaudited)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
LONG-TERM INVESTMENTS 97.27%

COMMON STOCKS 95.99%

Australia 2.94%

Chemicals 1.38%
Incitec Pivot Ltd.	1,491,256	$6,146

Metals & Mining 0.72%
Medusa Mining Ltd.	363,012	3,195

Trading Companies & Distributors 0.84%
Emeco Holdings Ltd.	3,107,808	3,730

Total Australia		13,071

Brazil 1.74%

Insurance 1.31%
Brasil Insurance Participacoes e Administracao SA*	4,600	5,789

Real Estate Management & Development 0.43%
BR Properties SA	159,400	1,915

Total Brazil		7,704

Canada 4.90%

Metals & Mining 3.84%
Centerra Gold, Inc.	175,068	3,257
Equinox Minerals Ltd.*	496,000	4,246
Inmet Mining Corp.	58,359	4,096
Quadra FNX Mining Ltd.*	332,432	5,456

		17,055

Oil, Gas & Consumable Fuels 1.06%
Bankers Petroleum Ltd.*	535,100	4,694

Total Canada		21,749

Finland 1.75%

Leisure Equipment & Products 1.15%
Amer Sports OYJ A Shares	313,296	5,137

Investments	Shares	U.S. $ Fair Value (000)
Machinery 0.60%
Konecranes OYJ	55,191	$2,654

Total Finland		7,791

France 2.85%

Beverages 1.09%
Remy Cointreau SA	58,582	4,828

Computers & Peripherals 0.49%
Gemalto NV	42,696	2,188

Media 1.27%
Ipsos SA	108,063	5,618

Total France		12,634

Germany 9.40%

Aerospace & Defense 1.24%
MTU Aero Engines Holding AG	71,641	5,491

Building Products 0.94%
NORMA Group*	138,701	4,176

Chemicals 0.95%
Symrise GmbH & Co. AG	127,946	4,220

Electrical Equipment 0.52%
Tognum AG	59,845	2,296

Industrial Conglomerates 1.26%
Rheinmetall AG	62,568	5,612

Life Sciences Tools & Services 1.38%
Gerresheimer AG	127,068	6,144

Machinery 0.58%
GEA Group AG	70,238	2,569

Semiconductors & Semiconductor Equipment 0.68%
Dialog Semiconductor plc*	144,369	3,013

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Germany (continued)

Trading Companies & Distributors 0.98%
Kloeckner & Co. SE*	121,430	$4,367

Transportation Infrastructure 0.87%
Hamburger Hafen und Logistik AG	79,774	3,870

Total Germany		41,758

Greece 0.96%

Specialty Retail
Jumbo SA	526,472	4,250

Hong Kong 3.70%

Auto Components 0.97%
Minth Group Ltd.	2,796,000	4,299

Communications Equipment 0.72%
VTech Holdings Ltd.	281,800	3,211

Construction & Engineering 0.98%
China State Construction International Holdings Ltd.	4,454,000	4,353

Hotels, Restaurants & Leisure 0.77%
REXLot Holdings Ltd.	33,600,000	3,418

Specialty Retail 0.26%
Pou Sheng International Holdings Ltd.*	7,470,000	1,154

Total Hong Kong		16,435

India 0.92%

Real Estate Management & Development
Housing Development & Infrastructure Ltd.*	1,118,249	4,068

Investments	Shares	U.S. $ Fair Value (000)
Indonesia 1.02%

Commercial Banks
PT Bank Negara Indonesia (Persero) Tbk	9,566,808	$4,524

Ireland 1.19%

Beverages 0.67%
C&C Group plc	577,726	2,961

Machinery 0.52%
Charter International plc	167,673	2,304

Total Ireland		5,265

Italy 7.13%

Beverages 0.51%
Davide Campari-Milano SpA	316,359	2,278

Capital Markets 0.86%
Azimut Holding SpA	300,435	3,840

Electric: Utilities 1.11%
Iren SpA	2,381,762	4,918

Electrical Equipment 0.77%
Prysmian SpA	145,490	3,433

Insurance 1.61%
Milano Assicurazioni SpA*	1,762,425	2,600
Unipol Gruppo Finanziario SpA	5,634,696	4,557

		7,157

Internet & Catalog Retail 1.05%
Yoox SpA*	255,318	4,640

Textiles, Apparel & Luxury Goods 0.73%
Safilo Group SpA*	170,136	3,248

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Italy (continued)

Transportation Infrastructure 0.49%
Ansaldo STS SpA	139,739	$2,159

Total Italy		31,673

Japan 15.96%

Chemicals 0.62%
ZEON Corp.	307,000	2,773

Communications Equipment 0.45%
Hitachi Kokusai Electric, Inc.	240,000	2,001

Containers & Packaging 1.31%
FP Corp.	101,000	5,829

Diversified Consumer Services 0.85%
Benesse Holdings, Inc.	90,400	3,760

Electronic Equipment, Instruments & Components 1.18%
Nippon Electric Glass Co., Ltd.	347,000	5,254

Health Care Equipment & Supplies 0.88%
Hogy Medical Co., Ltd.	94,200	3,890

Household Durables 1.03%
Makita Corp.	99,300	4,566

Information Technology Services 0.44%
Obic Co., Ltd.	10,640	1,973

Internet & Catalog Retail 2.13%
DeNA Co., Ltd.	91,900	3,450
Start Today Co., Ltd.	342,900	5,995

		9,445

Internet Software & Services 1.40%
Gree, Inc.	301,000	6,199

Investments	Shares	U.S. $ Fair Value (000)
Machinery 2.92%
Hitachi Construction Machinery Co., Ltd.	164,700	$4,015
Nabtesco Corp.	231,900	5,937
Sumitomo Heavy Industries Ltd.	456,000	3,007

		12,959

Multi-Line Retail 1.01%
Don Quijote Co., Ltd.	119,800	4,487

Real Estate Investment Trusts 0.62%
United Urban Investment Corp.	2,179	2,765

Specialty Retail 0.55%
Nitori Holdings Co., Ltd.	28,300	2,447

Wireless Telecommunication Services 0.57%
Okinawa Cellular Telephone Co.	1,126	2,539

Total Japan		70,887

Mexico 0.69%

Beverages
Embotelladoras Arca SAB de CV	500,861	3,042

Netherlands 3.56%

Metals & Mining 1.09%
New World Resources NV A Shares	284,976	4,841

Professional Services 1.41%
Brunel International NV	123,629	6,271

Semiconductors & Semiconductor Equipment 1.06%
ASM International NV*	108,117	4,696

Total Netherlands		15,808

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Norway 1.43%

Energy Equipment & Services
Aker Drilling ASA*	530,047	$1,819
Electromagnetic GeoServices ASA*	1,023,940	2,518
Ocean Rig UDW, Inc.*	94,089	2,026

Total Norway		6,363

Philippines 4.89%

Commercial Banks 1.67%
Metropolitan Bank & Trust Co.*	1,827,819	2,931
Philippine National Bank*	3,003,630	4,491

		7,422

Food & Staples Retailing 1.17%
Alliance Global Group, Inc.	18,783,500	5,204

Real Estate Management & Development 2.05%
Filinvest Land, Inc.	174,362,000	5,172
Megaworld Corp.	71,726,000	3,904

		9,076

Total Philippines		21,702

South Africa 0.32%

Specialty Retail
Lewis Group Ltd.	118,264	1,422

South Korea 1.84%

Auto Components 1.25%
Mando Corp.	31,540	5,533

Commercial Banks 0.59%
Daegu Bank Ltd.	158,040	2,640

Total South Korea		8,173

Investments	Shares	U.S. $ Fair Value (000)
Spain 1.32%

Food Products
Ebro Foods SA	93,126	$2,299
Viscofan SA	80,793	3,562

Total Spain		5,861

Sweden 1.41%

Commercial Services & Supplies 0.93%
Intrum Justitia AB	273,262	4,138

Food & Staples Retailing 0.48%
Axfood AB	57,937	2,129

Total Sweden		6,267

Switzerland 3.00%

Capital Markets 1.16%
EFG International AG	346,455	5,167

Hotels, Restaurants & Leisure 0.19%
Orascom Development Holding AG EDR*	422,872	852

Household Durables 1.09%
Forbo Holding AG Registered Shares*	5,884	4,816

Specialty Retail 0.56%
Dufry Group Registered Shares*	18,933	2,475

Total Switzerland		13,310

Taiwan 0.94%

Computers & Peripherals
Wistron Corp.	2,327,566	4,186

Thailand 0.81%

Real Estate Management & Development
Quality Houses pcl	45,683,900	3,581

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Turkey 0.48%

Food Products
Ulker Biskuvi Sanayi AS	536,058	$2,143

United Kingdom 20.84%

Airlines 0.84%
easyJet plc*	642,624	3,750

Capital Markets 1.48%
3i Group plc	725,503	3,402
Schroders plc	99,361	3,157

		6,559

Chemicals 1.21%
Croda International plc	170,383	5,353

Commercial Services & Supplies 2.94%
Aggreko plc	163,116	4,880
Babcock International Group plc	264,932	2,838
Regus plc	2,853,942	5,352

		13,070

Consumer Finance 0.99%
Provident Financial plc	259,655	4,377

Electrical Equipment 0.06%
Ceres Power Holdings plc*	371,701	286

Electronic Equipment, Instruments & Components 0.67%
Premier Farnell plc	624,845	2,980

Hotels, Restaurants & Leisure 1.51%
Bwin.Party Digital Entertainment plc*	1,974,417	5,059
Sportingbet plc	2,059,776	1,651

		6,710

Investments	Shares	U.S. $ Fair Value (000)
Insurance 1.29%
Amlin plc	481,466	$3,367
Catlin Group Ltd.	359,459	2,377

		5,744

Internet Software & Services 0.99%
Telecity Group plc*	498,627	4,389

Media 1.10%
Aegis Group plc	2,077,679	4,868

Multi-Line Retail 1.48%
Debenhams plc*	2,877,339	3,286
Next plc	87,908	3,294

		6,580

Oil, Gas & Consumable Fuels 3.52%
Afren plc*	1,998,964	5,354
Dragon Oil plc*	597,275	5,547
Premier Oil plc*	141,265	4,748

		15,649

Professional Services 2.20%
Intertek Group plc	128,843	4,577
Michael Page International plc	560,587	5,189

		9,766

Specialty Retail 0.56%
Carphone Warehouse Group plc*	372,144	2,472

Total United Kingdom		92,553

Total Common Stocks (cost $339,658,801)		426,220

PREFERRED STOCKS 1.24%

Brazil 1.24%

Electric: Utilities 0.78%
Companhia de Transmissao de Energia Eletrica Paulista	106,642	3,456

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2011

Investments	Shares	U.S. $ Fair Value (000)
Brazil (continued)

Machinery 0.46%
Marcopolo SA	455,858	$2,040

Total Preferred Stocks (cost $4,205,179)		5,496

RIGHTS 0.04%

Brazil 0.00%

Electric: Utilities
Cia de Transmissao de Energia Electrica Paulista*(a)	1,059	1

Hong Kong 0.04%

Construction & Engineering
China State Construction International Holdings Ltd.*(b)	890,800	180

Total Rights (cost $0)		181

Total Long-Term Investments (cost $343,863,980)		431,897

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.36%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $14,005,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $15,230,438; proceeds: $14,930,529 (cost $14,930,517)	$14,930	$14,930

Total Investments in Securities 100.63% (cost $358,794,497)		446,827

Liabilities in Excess of Cash, Foreign Cash and Other Assets(c) (0.63%)		(2,790)

Net Assets 100.00%		$444,037

EDR	Egyptian Depositary Receipt.
*	Non-income producing security.
(a)	Exercise price of 50.24 BRL and expiration date of 5/24/2011.
(b)	Exercise price of 6.00 HKD and expiration date of 5/5/2011.
(c)	Liabilities in Excess of Cash, Foreign Cash and Other Assets include net unrealized appreciation on forward foreign currency exchange contracts as follows:

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

INTERNATIONAL OPPORTUNITIES FUND April 30, 2011

Open Forward Foreign Currency Exchange Contracts at April 30, 2011:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost On Origination Date	U.S. $ Current Value	Unrealized Appreciation (Depreciation)
Australian dollar	Buy	Merrill Lynch	6/22/2011	8,110,000	$8,000,758	$8,833,321	$832,563
Australian dollar	Buy	UBS AG	8/8/2011	2,780,000	2,832,959	3,009,831	176,872
Canadian dollar	Buy	Barclays Bank plc	5/24/2011	2,670,000	2,665,921	2,820,566	154,645
Canadian dollar	Buy	Morgan Stanley	6/22/2011	12,000,000	12,167,671	12,667,975	500,304
Canadian dollar	Buy	Morgan Stanley	6/22/2011	7,955,000	8,010,029	8,397,812	387,783
Canadian dollar	Buy	Goldman Sachs	8/8/2011	5,275,000	5,453,324	5,561,985	108,661
euro	Buy	Merrill Lynch	6/22/2011	2,915,000	3,998,943	4,311,664	312,721
Singapore dollar	Buy	Credit Suisse	6/14/2011	6,550,000	5,123,992	5,351,049	227,057
South Korean won	Buy	PB Financial Services, Inc.	6/10/2011	9,000,000,000	8,122,744	8,377,134	254,390
Swiss franc	Buy	Goldman Sachs	8/2/2011	5,540,000	6,020,757	6,407,712	386,955
Swiss franc	Buy	Goldman Sachs	8/8/2011	6,158,250	6,700,378	7,122,917	422,539
Brazilian real	Sell	UBS AG	8/8/2011	12,000,000	7,249,003	7,539,052	(290,049)
British pound	Sell	Credit Suisse	6/22/2011	7,383,000	11,980,542	12,324,450	(343,908)
Philippine peso	Sell	UBS AG	6/10/2011	480,000,000	11,031,947	11,189,749	(157,802)

Net Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$2,972,731

See Notes to Financial Statements.

Schedule of Investments (unaudited)

LARGE CAP VALUE FUND April 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.22%

Aerospace & Defense 1.46%
Honeywell International, Inc.	5,470	$335
Raytheon Co.	1,600	78
United Technologies Corp.	4,360	390

Total		803

Automobiles 1.29%
Ford Motor Co.*	31,050	480
General Motors Co.*	7,260	233

Total		713

Beverages 1.67%
Coca-Cola Co. (The)	6,160	415
PepsiCo, Inc.	7,300	503

Total		918

Biotechnology 0.65%
Amgen, Inc.*	3,390	193
Human Genome Sciences, Inc.*	5,700	168

Total		361

Capital Markets 5.04%
Bank of New York Mellon Corp. (The)	6,224	180
Goldman Sachs Group, Inc. (The)	8,890	1,343
Morgan Stanley	22,710	594
State Street Corp.	6,880	320
T. Rowe Price Group, Inc.	5,360	344

Total		2,781

Chemicals 4.95%
Agrium, Inc. (Canada)(a)	2,590	234
Dow Chemical Co. (The)	29,870	1,225
E.I. du Pont de Nemours & Co.	7,450	423
Monsanto Co.	5,560	378

Investments	Shares	Fair Value (000)
Potash Corp. of Saskatchewan, Inc. (Canada)(a)	8,300	$468

Total		2,728

Commercial Banks 7.15%
BB&T Corp.	2,850	77
Comerica, Inc.	8,140	309
Fifth Third Bancorp	37,610	499
PNC Financial Services Group, Inc. (The)	11,730	731
Regions Financial Corp.	30,790	226
SunTrust Banks, Inc.	18,550	523
Wells Fargo & Co.	54,080	1,574

Total		3,939

Computers & Peripherals 1.31%
Dell, Inc.*	19,870	308
EMC Corp.*	11,740	333
Hewlett-Packard Co.	1,990	80

Total		721

Consumer Finance 1.47%
Capital One Financial Corp.	14,790	810

Containers & Packaging 0.33%
Owens-Illinois, Inc.*	6,160	183

Diversified Financial Services 7.54%
Bank of America Corp.	114,619	1,407
Citigroup, Inc.*	175,990	808
JPMorgan Chase & Co.	42,490	1,939

Total		4,154

Diversified Telecommunication Services 3.75%
AT&T, Inc.	36,833	1,146
CenturyLink, Inc.	9,720	397
Verizon Communications, Inc.	13,900	525

Total		2,068

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP VALUE FUND April 30, 2011

Investments	Shares	Fair Value (000)
Electric: Utilities 1.14%
Duke Energy Corp.	9,450	$176
NextEra Energy, Inc.	2,030	115
Progress Energy, Inc.	1,660	79
Southern Co.	6,630	259

Total		629

Electronic Equipment, Instruments & Components 1.18%
Arrow Electronics, Inc.*	3,430	156
Avnet, Inc.*	5,790	210
Corning, Inc.	13,680	287

Total		653

Energy Equipment & Services 2.27%
Cameron International Corp.*	2,950	155
Halliburton Co.	7,470	377
Schlumberger Ltd.	8,019	720

Total		1,252

Food & Staples Retailing 0.89%
CVS Caremark Corp.	13,530	490

Food Products 0.55%
General Mills, Inc.	4,890	189
Kraft Foods, Inc. Class A	3,455	116

Total		305

Health Care Equipment & Supplies 0.47%
Baxter International, Inc.	3,330	190
Covidien plc (Ireland)(a)	1,280	71

Total		261

Health Care Providers & Services 3.36%
AmerisourceBergen Corp.	2,610	106
HCA Holdings, Inc.*	4,730	155
McKesson Corp.	6,550	544
UnitedHealth Group, Inc.	15,230	750
WellPoint, Inc.	3,860	296

Total		1,851

Investments	Shares	Fair Value (000)
Hotels, Restaurants & Leisure 2.71%
Carnival Corp.	20,500	$780
Marriott International, Inc. Class A	13,399	473
Starwood Hotels & Resorts Worldwide, Inc.	4,010	239

Total		1,492

Household Products 1.90%
Colgate-Palmolive Co.	4,380	370
Procter & Gamble Co. (The)	10,420	676

Total		1,046

Industrial Conglomerates 2.12%
General Electric Co.	57,150	1,169

Insurance 1.61%
MetLife, Inc.	8,210	384
Prudential Financial, Inc.	7,930	503

Total		887

Life Sciences Tools & Services 0.77%
Thermo Fisher Scientific, Inc.*	7,040	422

Machinery 3.06%
Caterpillar, Inc.	4,760	549
Eaton Corp.	11,274	604
Joy Global, Inc.	2,280	230
Parker Hannifin Corp.	3,220	304

Total		1,687

Media 7.93%
Comcast Corp. Class A	28,400	745
News Corp. Class A	29,720	530
Omnicom Group, Inc.	12,370	608
Time Warner Cable, Inc.	7,523	588
Time Warner, Inc.	13,570	514
Viacom, Inc. Class B	8,480	434
Walt Disney Co. (The)	22,160	955

Total		4,374

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

LARGE CAP VALUE FUND April 30, 2011

Investments	Shares	Fair Value (000)
Metals & Mining 2.79%
Barrick Gold Corp. (Canada)(a)	3,540	$181
Cliffs Natural Resources, Inc.	5,660	530
Freeport-McMoRan Copper & Gold, Inc.	9,080	500
Nucor Corp.	590	28
United States Steel Corp.	6,320	301

Total		1,540

Multi-Line Retail 1.45%
J.C. Penney Co., Inc.	10,490	403
Kohl’s Corp.	2,560	135
Target Corp.	5,270	259

Total		797

Multi-Utilities 0.17%
PG&E Corp.	2,060	95

Oil, Gas & Consumable Fuels 12.81%
Anadarko Petroleum Corp.	5,760	455
Apache Corp.	4,340	579
Canadian Natural Resources Ltd. (Canada)(a)	660	31
Cenovus Energy, Inc. (Canada)(a)	1,880	72
Chevron Corp.	15,520	1,699
Devon Energy Corp.	2,740	249
El Paso Corp.	18,370	357
EOG Resources, Inc.	1,960	221
Exxon Mobil Corp.	8,281	729
Hess Corp.	10,780	927
Occidental Petroleum Corp.	7,500	857
Range Resources Corp.	3,230	182
Southwestern Energy Co.*	4,480	196
Suncor Energy, Inc. (Canada)(a)	11,020	507

Total		7,061

Pharmaceuticals 5.73%
Johnson & Johnson	9,410	618

Investments	Shares	Fair Value (000)
Merck & Co., Inc.	23,770	$855
Pfizer, Inc.	67,180	1,408
Teva Pharmaceutical Industries Ltd. ADR	6,120	280

Total		3,161

Real Estate Investment Trusts 0.85%
Host Hotels & Resorts, Inc.	26,358	469

Road & Rail 2.80%
CSX Corp.	1,570	124
Hertz Global Holdings, Inc.*	59,880	1,030
Union Pacific Corp.	3,780	391

Total		1,545

Semiconductors & Semiconductor Equipment 1.54%
Intel Corp.	11,810	274
Micron Technology, Inc.*	18,030	204
Texas Instruments, Inc.	10,420	370

Total		848

Software 2.06%
Activision Blizzard, Inc.	14,130	161
Adobe Systems, Inc.*	17,830	598
Microsoft Corp.	4,710	122
Oracle Corp.	7,120	257

Total		1,138

Tobacco 1.12%
Altria Group, Inc.	9,580	257
Philip Morris International, Inc.	5,150	358

Total		615

Wireless Telecommunication Services 0.33%
Crown Castle International Corp.*	4,240	182

Total Common Stocks (cost $40,947,633)		54,148

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

LARGE CAP VALUE FUND April 30, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.98%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $1,025,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $1,114,688; proceeds: $1,090,297 (cost $1,090,297)	$1,090	$1,090

Total Investments in Securities 100.20% (cost $42,037,930)		55,238

Liabilities in Excess of Other Assets (0.20%)		(110)

Net Assets 100.00%		$55,128

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Schedule of Investments (unaudited)

VALUE OPPORTUNITIES FUND April 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 94.67%

Aerospace & Defense 1.72%
Hexcel Corp.*	633,936	$13,649
Spirit AeroSystems Holdings, Inc. Class A*	832,110	20,470

Total		34,119

Air Freight & Logistics 1.01%
Atlas Air Worldwide Holdings, Inc.*	292,301	20,143

Auto Components 0.79%
Gentex Corp.	503,454	15,783

Building Products 1.28%
Crane Co.	510,300	25,469

Capital Markets 2.63%
Lazard Ltd. Class A	899,100	36,863
LPL Investment Holdings, Inc.*	420,252	15,415

Total		52,278

Chemicals 3.75%
Albemarle Corp.	377,020	26,599
Eastman Chemical Co.	255,200	27,370
Olin Corp.	795,072	20,465

Total		74,434

Commercial Banks 5.89%
Comerica, Inc.	513,676	19,484
Commerce Bancshares, Inc.	451,863	19,231
Cullen/Frost Bankers, Inc.	189,169	11,206
East West Bancorp, Inc.	1,042,400	22,026
Fifth Third Bancorp	327,245	4,343
First Financial Bancorp	547,883	9,029
Hancock Holding Co.	474,600	15,500
Huntington Bancshares, Inc.	1,430,073	9,710

Investments	Shares	Fair Value (000)
KeyCorp	746,570	$6,473

Total		117,002

Commercial Services & Supplies 1.77%
Tetra Tech, Inc.*	643,700	15,204
Waste Connections, Inc.	646,300	19,887

Total		35,091

Computers & Peripherals 0.44%
Diebold, Inc.	260,300	8,798

Construction & Engineering 3.80%
Chicago Bridge & Iron Co. NV (Netherlands)(a)	658,600	26,700
EMCOR Group, Inc.*	732,100	22,673
Jacobs Engineering Group, Inc.*	526,700	26,129

Total		75,502

Containers & Packaging 1.24%
Temple-Inland, Inc.	1,042,800	24,537

Electric: Utilities 0.86%
Cleco Corp.	484,100	16,992

Electrical Equipment 3.07%
AMETEK, Inc.	153,076	7,048
EnerSys*	779,905	29,550
General Cable Corp.*	311,200	15,093
Roper Industries, Inc.	107,200	9,272

Total		60,963

Electronic Equipment, Instruments & Components 2.44%
Amphenol Corp. Class A	296,900	16,600
Plexus Corp.*	507,100	18,504
ScanSource, Inc.*	375,598	13,435

Total		48,539

Energy Equipment & Services 5.47%
Bristow Group, Inc.*	54,153	2,513

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2011

Investments	Shares	Fair Value (000)
Energy Equipment & Services (continued)
GulfMark Offshore, Inc. Class A*	277,485	$11,812
Helix Energy Solutions Group, Inc.*	745,700	14,116
Key Energy Services, Inc.*	1,566,300	28,507
Rowan Cos., Inc.*	449,300	18,736
Superior Energy Services, Inc.*	650,100	24,977
Weatherford International Ltd. (Switzerland)*(a)	370,500	7,995

Total		108,656

Food Products 1.74%
Bunge Ltd.	335,200	25,287
Ralcorp Holdings, Inc.*	119,200	9,274

Total		34,561

Gas Utilities 1.32%
UGI Corp.	785,100	26,144

Health Care Equipment & Supplies 1.39%
Kinetic Concepts, Inc.*	469,226	27,698

Health Care Providers & Services 2.84%
Coventry Health Care, Inc.*	787,400	25,410
McKesson Corp.	184,100	15,282
Universal Health Services, Inc. Class B	287,902	15,771

Total		56,463

Hotels, Restaurants & Leisure 2.15%
Darden Restaurants, Inc.	369,200	17,341
Hyatt Hotels Corp. Class A*	342,600	15,181
Texas Roadhouse, Inc.	631,504	10,275

Total		42,797

Investments	Shares	Fair Value (000)
Household Durables 3.14%
Fortune Brands, Inc.	554,000	$36,054
Mohawk Industries, Inc.*	179,200	10,759
Newell Rubbermaid, Inc.	812,900	15,494

Total		62,307

Information Technology Services 6.78%
Alliance Data Systems Corp.*	343,700	32,652
Amdocs Ltd. (Guernsey)*(a)	752,598	23,142
Fiserv, Inc.*	301,459	18,482
FleetCor Technologies, Inc.*	292,283	10,964
Global Payments, Inc.	452,222	24,076
Sapient Corp.*	2,002,827	25,286

Total		134,602

Insurance 3.24%
Brown & Brown, Inc.	904,400	23,379
HCC Insurance Holdings, Inc.	670,303	21,812
PartnerRe Ltd.	237,301	19,069

Total		64,260

Internet Software & Services 0.49%
SAVVIS, Inc.*	246,600	9,706

Life Sciences Tools & Services 0.84%
PerkinElmer, Inc.	590,800	16,702

Machinery 4.45%
EnPro Industries, Inc.*	373,896	14,986
Oshkosh Corp.*	180,300	5,708
RBC Bearings, Inc.*	264,052	10,367
SPX Corp.	211,342	18,271
Trinity Industries, Inc.	643,100	23,280
WABCO Holdings, Inc.*	213,100	15,737

Total		88,349

See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

VALUE OPPORTUNITIES FUND April 30, 2011

Investments	Shares	Fair Value (000)
Marine 0.53%
Kirby Corp.*	185,038	$10,506

Media 4.79%
DreamWorks Animation SKG, Inc. Class A*	291,500	7,722
Interpublic Group of Cos., Inc. (The)	4,334,900	50,935
John Wiley & Sons, Inc. Class A	395,800	20,158
Meredith Corp.	486,179	16,248

Total		95,063

Metals & Mining 5.62%
Agnico-Eagle Mines Ltd. (Canada)(a)	288,000	20,039
Allegheny Technologies, Inc.	214,900	15,473
Carpenter Technology Corp.	439,076	22,507
IAMGOLD Corp. (Canada)(a)	960,800	19,937
Reliance Steel & Aluminum Co.	426,700	24,155
Worthington Industries, Inc.	445,838	9,617

Total		111,728

Oil, Gas & Consumable Fuels 2.80%
Concho Resources, Inc.*	105,600	11,284
EQT Corp.	395,800	20,823
Range Resources Corp.	416,000	23,483

Total		55,590

Pharmaceuticals 2.88%
Warner Chilcott plc Class A (Ireland)(a)	1,005,500	23,177
Watson Pharmaceuticals, Inc.*	547,500	33,956

Total		57,133

Investments	Shares	Fair Value (000)
Professional Services 0.53%
Robert Half International, Inc.	154,700	$4,692
TrueBlue, Inc.*	414,609	5,838

Total		10,530

Real Estate Investment Trusts 2.38%
DiamondRock Hospitality Co.	1,073,638	12,926
Duke Realty Corp.	696,900	10,628
Host Hotels & Resorts, Inc.	688,399	12,247
Pebblebrook Hotel Trust	535,800	11,493

Total		47,294

Road & Rail 3.19%
Genesee & Wyoming, Inc. Class A*	199,500	12,365
Heartland Express, Inc.	1,076,829	18,575
Kansas City Southern*	325,600	18,921
Werner Enterprises, Inc.	518,200	13,561

Total		63,422

Semiconductors & Semiconductor Equipment 2.59%
Atheros Communications, Inc.*	162,700	7,299
Cypress Semiconductor Corp.*	640,500	13,937
Lam Research Corp.*	208,900	10,092
Silicon Laboratories, Inc.*	460,900	20,086

Total		51,414

Software 1.05%
Nuance Communications, Inc.*	953,400	19,736
Rovi Corp.*	22,597	1,097

Total		20,833

Specialty Retail 1.26%
CarMax, Inc.*	293,700	10,192

See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

VALUE OPPORTUNITIES FUND April 30, 2011

Investments	Shares	Fair Value (000)
Specialty Retail (continued)
Men’s Wearhouse, Inc. (The)	528,800	$14,748

Total		24,940

Textiles, Apparel & Luxury Goods 1.52%
Phillips-Van Heusen Corp.	429,900	30,269

Trading Companies & Distributors 0.99%
TAL International Group, Inc.	547,996	19,755

Total Common Stocks (cost $1,513,021,673)		1,880,372

	Principal Amount (000)
SHORT-TERM INVESTMENT 4.59%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $85,510,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $92,992,125; proceeds: $91,166,238 (cost $91,166,162)	$91,166	91,166

Total Investments in Securities 99.26% (cost $1,604,187,835)		1,971,538

Other Assets in Excess of Liabilities 0.74%		14,770

Net Assets 100.00%		$1,986,308

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)

April 30, 2011

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
ASSETS:
Investments in securities, at cost	$845,318,482	$3,705,763,980	$870,856,358
Investments in securities, at fair value	$1,091,253,036	$4,614,398,395	$1,098,610,184
Cash	–	307,165	1,260,000
Foreign cash, at value (cost $0, $0, $7,929,859, $206,957, $0, $0 and $0, respectively)	–	–	8,576,775
Receivables:
Interest and dividends	–	2,067,792	8,385,684
Investment securities sold	–	35,484,247	20,603,200
Capital shares sold	5,443,412	35,211,816	1,693,649
From affiliates (See Note 3)	143,095	–	–
From advisor (See Note 3)	–	–	242,032
Unrealized appreciation on forward foreign currency exchange contracts	–	–	11,706,872
Prepaid expenses and other assets	68,487	170,406	23,315
Total assets	1,096,908,030	4,687,639,821	1,151,101,711
LIABILITIES:
Payables:
Investment securities purchased	59,735	101,175,377	7,019,939
Capital shares reacquired	5,146,318	5,745,695	1,434,113
Management fee	–	1,876,928	668,964
12b–1 distribution fees	464,135	2,017,573	290,453
Fund administration	–	143,908	35,878
Trustees’ fees	61,814	511,410	120,121
To bank–foreign cash, at value (cost $0, $0, $0, $0, $53,714, $0 and $0, respectively)	–	–	–
To affiliates (See Note 3)	–	12,955	23,429
Unrealized depreciation on forward foreign currency exchange contracts	–	–	5,037,979
Accrued expenses and other liabilities	222,487	634,098	315,950
Total liabilities	5,954,489	112,117,944	14,946,826
NET ASSETS	$1,090,953,541	$4,575,521,877	$1,136,154,885
COMPOSITION OF NET ASSETS:
Paid-in capital	$866,683,337	$3,653,229,948	$1,250,457,133
Undistributed (distributions in excess of) net investment income	(530,894)	(4,671,009)	5,043,006
Accumulated net realized gain (loss) on investments and foreign currency related transactions	(21,133,456)	18,328,523	(354,634,419)
Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	245,934,554	908,634,415	235,289,165
Net Assets	$1,090,953,541	$4,575,521,877	$1,136,154,885

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$498,369,758	$358,794,497	$42,037,930	$1,604,187,835
$583,234,891	$446,827,246	$55,237,640	$1,971,537,502
280,000	150,000	–	–
213,300	–	–	–

2,780,977	1,339,412	68,738	257,774
7,084,984	2,115,116	90,278	19,675,229
2,457,392	164,406	89,900	27,841,999
–	–	21	–
129,587	–	–	–
5,834,601	3,764,490	–	–
68,425	24,328	46,356	105,895
602,084,157	454,384,998	55,532,933	2,019,418,399

11,262,989	8,836,387	166,270	28,209,280
920,508	127,085	150,130	2,791,748
344,581	263,256	17,893	1,116,872
81,362	75,392	18,464	769,079
18,378	14,040	1,789	61,473
12,092	48,929	7,757	36,806
–	37,355	–	–
38,332	37,180	–	20,166
2,473,075	791,759	–	–
70,991	116,247	42,377	104,680
15,222,308	10,347,630	404,680	33,110,104
$586,861,849	$444,037,368	$55,128,253	$1,986,308,295

$503,388,973	$439,132,729	$59,520,973	$1,574,929,308
2,208,642	(894,016)	58,076	(2,080,973)
(7,016,256)	(85,224,371)	(17,650,506)	46,110,293
88,280,490	91,023,026	13,199,710	367,349,667
$586,861,849	$444,037,368	$55,128,253	$1,986,308,295

See Notes to Financial Statements.

Statements of Assets and Liabilities (unaudited)(concluded)

April 30, 2011

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund

Net assets by class:
Class A Shares	$530,025,789	$2,480,851,805	$570,486,019
Class B Shares	$36,526,720	$154,247,229	$38,330,474
Class C Shares	$274,338,189	$872,748,131	$92,108,680
Class F Shares	$186,606,818	$636,105,763	$60,359,386
Class I Shares	$30,003,537	$253,069,406	$359,394,074
Class P Shares	–	$34,950,373	$607,542
Class R2 Shares	$4,032,880	$16,403,394	$751,168
Class R3 Shares	$29,419,608	$127,145,776	$14,117,542
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	19,764,219	176,587,558	42,140,278
Class B Shares	1,443,865	11,513,014	2,870,793
Class C Shares	10,918,930	65,399,243	6,885,787
Class F Shares	6,958,536	45,479,746	4,483,882
Class I Shares	1,110,766	17,938,299	26,396,897
Class P Shares	–	2,516,500	45,188
Class R2 Shares	151,809	1,183,196	55,501
Class R3 Shares	1,106,575	9,124,136	1,055,272
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$26.82	$14.05	$13.54
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$28.46	$14.91	$14.37
Class B Shares–Net asset value	$25.30	$13.40	$13.35
Class C Shares–Net asset value	$25.13	$13.34	$13.38
Class F Shares–Net asset value	$26.82	$13.99	$13.46
Class I Shares–Net asset value	$27.01	$14.11	$13.62
Class P Shares–Net asset value	–	$13.89	$13.44
Class R2 Shares–Net asset value	$26.57	$13.86	$13.53
Class R3 Shares–Net asset value	$26.59	$13.94	$13.38

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$227,711,436	$106,727,835	$33,146,883	$941,567,617
–	$13,600,485	$2,544,786	$20,698,099
$18,868,409	$20,643,378	$6,860,573	$270,099,453
$22,470,678	$1,222,682	$1,168,631	$411,109,582
$317,601,949	$296,030,864	$11,176,816	$284,351,049
–	$1,023,419	$14,773	$4,024,650
$10,913	$113,926	$11,453	$6,644,360
$198,464	$4,674,779	$204,338	$47,813,485

23,559,661	7,355,144	3,006,843	54,725,486
–	986,564	234,714	1,242,595
1,962,592	1,506,389	632,489	16,216,329
2,322,788	84,798	106,562	23,851,357
32,774,914	19,938,545	1,009,448	16,361,032
–	69,484	1,335.179	234,806
1,111.542	7,904	1,034	389,467
20,378	326,210	18,593	2,800,687

$9.67	$14.51	$11.02	$17.21
$10.26	$15.40	$11.69	$18.26
–	$13.79	$10.84	$16.66
$9.61	$13.70	$10.85	$16.66
$9.67	$14.42	$10.97	$17.24
$9.69	$14.85	$11.07	$17.38
–	$14.73	$11.06	$17.14
$9.82	$14.41	$11.08	$17.06
$9.74	$14.33	$10.99	$17.07

See Notes to Financial Statements.

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2011

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Investment income:
Dividends (net of foreign withholding taxes of $0, $71,973, $1,126,778, $859,350, $236,869, $918 and $17,442, respectively)	$1,733,373	$20,420,581	$13,278,057
Interest and other	20,760	10,916	2,437
Total investment income	1,754,133	20,431,497	13,280,494
Expenses:
Management fee	475,077	9,935,925	3,862,822
12b-1 distribution plan-Class A	716,524	3,697,066	935,613
12b-1 distribution plan-Class B	175,221	775,721	186,799
12b-1 distribution plan-Class C	1,174,744	3,607,093	421,919
12b-1 distribution plan-Class F	79,252	225,185	21,832
12b-1 distribution plan-Class P	–	75,116	3,465
12b-1 distribution plan-Class R2	12,188	31,809	1,825
12b-1 distribution plan-Class R3	67,637	244,260	29,760
Shareholder servicing	768,414	2,340,092	826,956
Professional	16,932	32,365	30,188
Reports to shareholders	55,835	196,105	64,496
Fund administration	–	757,186	206,616
Custody	5,636	27,205	180,870
Trustees’ fees	13,523	52,800	15,597
Registration	58,272	112,411	13,921
Subsidy (See Note 3)	–	94,403	164,062
Other	10,441	47,618	20,955
Gross expenses	3,629,696	22,252,360	6,987,696
Expense reductions (See Note 7)	(730)	(2,985)	(649)
Management fee waived (See Note 3)	(475,077)	–	(1,408,482)
Expenses assumed by Underlying Funds (See Note 3)	(928,323)	–	–
Net expenses	2,225,566	22,249,375	5,578,565
Net investment income (loss)	(471,433)	(1,817,878)	7,701,929
Net realized and unrealized gain:
Capital gains received from Underlying Funds	405,375	–	–
Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions	2,165,078	153,034,558	38,476,542
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	188,669,460	470,322,468	85,248,613
Net realized and unrealized gain	191,239,913	623,357,026	123,725,155
Net Increase in Net Assets Resulting From Operations	$190,768,480	$621,539,148	$131,427,084

See Notes to Financial Statements.

International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund	Value Opportunities Fund

$11,885,558	$3,791,184	$436,951	$7,369,751
7,670	25,704	128	6,055
11,893,228	3,816,888	437,079	7,375,806

1,895,024	1,475,061	102,492	5,509,389
326,887	172,955	53,706	1,284,474
–	66,916	12,775	101,095
79,633	92,622	29,536	1,000,806
9,033	620	437	136,550
–	2,077	31	9,751
2	302	–	13,120
356	7,917	355	83,336
170,355	205,335	34,531	771,519
26,591	28,439	22,346	26,265
16,853	13,167	3,253	57,497
101,068	78,670	10,249	300,654
134,843	90,494	3,105	12,287
7,321	5,837	766	19,628
58,524	28,811	31,252	71,372
250,791	250,673	–	138,906
10,433	9,954	2,618	16,856
3,087,714	2,529,850	307,452	9,553,505
(185)	(105)	(39)	(926)
(726,060)	–	–	–
–	–	–	–
2,361,469	2,529,745	307,413	9,552,579
9,531,759	1,287,143	129,666	(2,176,773)

–	–	–	–
25,168,592	29,178,794	1,164,387	48,002,803
34,844,713	21,049,387	6,480,713	212,422,727
60,013,305	50,228,181	7,645,100	260,425,530
$69,545,064	$51,515,324	$7,774,766	$258,248,757

See Notes to Financial Statements.

Statements of Changes in Net Assets

	Alpha Strategy Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Operations:
Net investment income (loss)	$(471,433)	$(2,314,929)
Capital gains received from Underlying Funds	405,375	—
Net realized gain (loss) on investments and foreign currency related transactions	2,165,078	(251,202)
Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies	188,669,460	159,498,677
Net increase in net assets resulting from operations	190,768,480	156,932,546
Distributions to shareholders from:
Net investment income
Class A	—	(408,592)
Class B	—	—
Class C	—	—
Class F	—	(136,954)
Class I	—	(71,517)
Class P	—	—
Class R2	—	—
Class R3	—	(5,165)
Total distributions to shareholders	—	(622,228)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	224,253,207	343,236,618
Reinvestment of distributions	—	487,570
Cost of shares reacquired	(142,436,009)	(210,541,095)
Net increase in net assets resulting from capital share transactions	81,817,198	133,183,093
Net increase in net assets	272,585,678	289,493,411
NET ASSETS:
Beginning of period	$818,367,863	$528,874,452
End of period	$1,090,953,541	$818,367,863
Undistributed (distributions in excess of) net investment income	$(530,894)	$(59,461)

See Notes to Financial Statements.

Fundamental Equity Fund		International Core Equity Fund
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010

$(1,817,878)	$7,390,972	$7,701,929	$9,234,734
—	—	—	—
153,034,558	196,139,160	38,476,542	25,921,529
470,322,468	284,005,592	85,248,613	51,292,057
621,539,148	487,535,724	131,427,084	86,448,320

(5,446,117)	(659,576)	(5,752,032)	(3,954,685)
—	—	(156,228)	(64,050)
—	—	(373,209)	(142,638)
(1,986,437)	(236,490)	(520,403)	(87,154)
(1,037,377)	(446,175)	(4,388,679)	(1,664,331)
(61,422)	—	(18,601)	(9,814)
(15,396)	(12)	(6,380)	(32)
(184,856)	(1,459)	(124,689)	(10,925)
(8,731,605)	(1,343,712)	(11,340,221)	(5,933,629)

1,305,006,947	884,739,296	144,981,981	253,678,647
7,768,390	1,167,205	10,835,835	5,700,211
(500,786,831)	(755,666,554)	(124,165,256)	(259,113,735)
811,988,506	130,239,947	31,652,560	265,123
1,424,796,049	616,431,959	151,739,423	80,779,814

$3,150,725,828	$2,534,293,869	$984,415,462	$903,635,648
$4,575,521,877	$3,150,725,828	$1,136,154,885	$984,415,462
$(4,671,009)	$5,878,474	$5,043,006	$8,681,298

See Notes to Financial Statements.

Statements of Changes in Net Assets (continued)

	International Dividend Income Fund
INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Operations:
Net investment income	$9,531,759	$16,110,396
Net realized gain on investments and foreign currency related transactions	25,168,592	4,874,405
Net change in unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies	34,844,713	15,897,636
Net increase in net assets resulting from operations	69,545,064	36,882,437
Distributions to shareholders from:
Net investment income
Class A	(2,494,711)	(4,561,154)
Class B	—	—
Class C	(168,505)	(338,384)
Class F	(275,638)	(418,562)
Class I	(4,304,181)	(10,893,012)
Class P	—	—
Class R2	(129)	(340)
Class R3	(1,691)	(3,176)
Total distributions to shareholders	(7,244,855)	(16,214,628)
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	115,241,127	182,412,817
Reinvestment of distributions	6,924,857	15,448,105
Cost of shares reacquired	(51,989,377)	(48,932,061)
Net increase (decrease) in net assets resulting from capital share transactions	70,176,607	148,928,861
Net increase (decrease) in net assets	132,476,816	169,596,670
NET ASSETS:
Beginning of period	$454,385,033	$284,788,363
End of period	$586,861,849	$454,385,033
Undistributed (distributions in excess of) net investment income	$2,208,642	$(78,262)

See Notes to Financial Statements.

International Opportunities Fund		Large Cap Value Fund
For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010

$1,287,143	$2,251,909	$129,666	$174,904
29,178,794	31,951,682	1,164,387	3,255,118
21,049,387	29,946,669	6,480,713	1,278,332
51,515,324	64,150,260	7,774,766	4,708,354

(390,888)	(737,916)	(121,423)	(182,090)
—	(42,887)	—	(1,019)
—	(71,685)	—	(6,371)
(8,779)	(3,766)	(5,082)	(1,969)
(1,691,088)	(1,728,359)	(76,654)	(110,549)
(2,941)	(5,290)	(46)	(65)
(139)	(941)	(35)	—
(14,605)	(5,737)	(630)	—
(2,108,440)	(2,596,581)	(203,870)	(302,063)

53,996,690	67,712,764	10,503,846	12,636,156
2,089,619	2,553,126	177,879	264,761
(30,975,789)	(55,543,408)	(8,903,640)	(18,605,150)
25,110,520	14,722,482	1,778,085	(5,704,233)
74,517,404	76,276,161	9,348,981	(1,297,942)

$369,519,964	$293,243,803	$45,779,272	$47,077,214
$444,037,368	$369,519,964	$55,128,253	$45,779,272
$(894,016)	$(72,719)	$58,076	$132,280

See Notes to Financial Statements.

Statements of Changes in Net Assets (concluded)

	Value Opportunities Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Operations:
Net investment loss	$(2,176,773)	$(1,722,693)
Net realized gain on investments	48,002,803	61,081,094
Net change in unrealized appreciation on investments	212,422,727	110,216,696
Net increase in net assets resulting from operations	258,248,757	169,575,097
Distributions to shareholders from:
Net realized gain
Class A	(3,052,445)	—
Class B	(100,233)	—
Class C	(811,906)	—
Class F	(958,671)	—
Class I	(955,523)	—
Class P	(22,412)	—
Class R2	(14,042)	—
Class R3	(112,302)	—
Total distributions to shareholders	(6,027,534)	—
Capital share transactions (Net of share conversions) (See Note 12):
Net proceeds from sales of shares	801,202,256	702,432,233
Reinvestment of distributions	5,241,183	—
Cost of shares reacquired	(207,321,081)	(268,099,393)
Net increase in net assets resulting from capital share transactions	599,122,358	434,332,840
Net increase in net assets	851,343,581	603,907,937
NET ASSETS:
Beginning of period	$1,134,964,714	$531,056,777
End of period	$1,986,308,295	$1,134,964,714
Undistributed (distributions in excess of) net investment income	$(2,080,973)	$95,800

See Notes to Financial Statements.

Financial Highlights

ALPHA STRATEGY FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$21.93		$17.24	$15.58	$29.08	$23.68	$19.11

Investment operations:

Net investment income (loss)(a)	.01		(.03)	.01	(.02)	(.04)	(.06)

Net realized and unrealized gain (loss)	4.88		4.74	2.81	(11.23)	6.44	4.63

Total from investment operations	4.89		4.71	2.82	(11.25)	6.40	4.57

Distributions to shareholders from:

Net investment income	–		(.02)	(.03)	(.76)	(.74)	–

Net realized gain	–		–	(1.13)	(1.49)	(.26)	–

Total distributions	–		(.02)	(1.16)	(2.25)	(1.00)	–

Net asset value, end of period	$26.82		$21.93	$17.24	$15.58	$29.08	$23.68

Total Return(b)	22.30	%(c)	27.36%	20.57%	(41.64)%	28.00%	23.91%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.15	%(c)	.35%	.35%	.35%	.35%	.35%

Expenses, including expense reductions, expenses assumed and management fee waived	.15	%(c)	.35%	.35%	.35%	.35%	.35%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.30	%(c)	.70%	.87%	.76%	.79%	.80%

Net investment income (loss)	.03	%(c)	(.16)%	.09%	(.09)%	(.17)%	(.28)%

Supplemental Data:
Net assets, end of period (000)	$530,026		$404,804	$296,989	$257,398	$332,175	$196,448

Portfolio turnover rate	.75	%(c)	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class B Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$20.76		$16.41	$14.94	$27.98	$22.79	$18.51

Investment operations:

Net investment loss(a)	(.07)		(.15)	(.08)	(.15)	(.20)	(.20)

Net realized and unrealized gain (loss)	4.61		4.50	2.68	(10.81)	6.21	4.48

Total from investment operations	4.54		4.35	2.60	(10.96)	6.01	4.28

Distributions to shareholders from:

Net investment income	–		–	–	(.59)	(.56)	–

Net realized gain	–		–	(1.13)	(1.49)	(.26)	–

Total distributions	–		–	(1.13)	(2.08)	(.82)	–

Net asset value, end of period	$25.30		$20.76	$16.41	$14.94	$27.98	$22.79

Total Return(b)	21.87	%(c)	26.51%	19.86%	(42.04)%	27.17%	23.12%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.64	%(c)	1.35%	1.52%	1.42%	1.44%	1.44%

Net investment loss	(.30	)%(c)	(.79)%	(.55)%	(.70)%	(.79)%	(.92)%

Supplemental Data:
Net assets, end of period (000)	$36,527		$33,394	$31,294	$31,193	$58,045	$47,954

Portfolio turnover rate	.75	%(c)	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$20.61		$16.29	$14.85	$27.87	$22.79	$18.51

Investment operations:

Net investment loss(a)	(.07)		(.15)	(.08)	(.16)	(.21)	(.20)

Net realized and unrealized gain (loss)	4.59		4.47	2.65	(10.73)	6.21	4.48

Total from investment operations	4.52		4.32	2.57	(10.89)	6.00	4.28

Distributions to shareholders from:

Net investment income	–		–	–	(.64)	(.66)	–

Net realized gain	–		–	(1.13)	(1.49)	(.26)	–

Total distributions	–		–	(1.13)	(2.13)	(.92)	–

Net asset value, end of period	$25.13		$20.61	$16.29	$14.85	$27.87	$22.79

Total Return(b)	21.88	%(c)	26.52%	19.78%	(42.02)%	27.20%	23.12%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.49	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.49	%(c)	1.00%	1.00%	1.00%	1.00%	1.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.63	%(c)	1.35%	1.52%	1.41%	1.44%	1.45%

Net investment loss	(.30	)%(c)	(.81)%	(.59)%	(.74)%	(.83)%	(.92)%

Supplemental Data:
Net assets, end of period (000)	$274,338		$208,051	$150,633	$122,504	$145,528	$75,193

Portfolio turnover rate	.75	%(c)	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class F Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.91		$17.22	$15.58	$29.09	$27.77

Investment operations:

Net investment income (loss)(b)	.03		– (c)	.01	(.02)	–	(c)

Net realized and unrealized gain (loss)	4.88		4.76	2.85	(11.17)	1.32

Total from investment operations	4.91		4.76	2.86	(11.19)	1.32

Distributions to shareholders from:

Net investment income	–		(.07)	(.09)	(.83)	–

Net realized gain	–		–	(1.13)	(1.49)	–

Total distributions	–		(.07)	(1.22)	(2.32)	–

Net asset value, end of period	$26.82		$21.91	$17.22	$15.58	$29.09

Total Returnd(d)	22.41	%(e)	27.67%	20.95%	(41.50)%	4.75	%(e)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.05	%(e)	.10%	.10%	.10%	.01	%(e)

Expenses, including expense reductions, expenses assumed and management fee waived	.05	%(e)	.10%	.10%	.10%	.01	%(e)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.20	%(e)	.44%	.60%	.55%	.07	%(e)

Net investment income (loss)	.13	%(e)	(.01)%	.05%	(.11)%	(.01	)%(e)

Supplemental Data:
Net assets, end of period (000)	$186,607		$120,316	$29,762	$6,845	$11

Portfolio turnover rate	.75	%(e)	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$22.06		$17.33	$15.67	$29.23	$23.77	$19.12

Investment operations:

Net investment income(a)	.05		.04	.06	.01	.05	.02

Net realized and unrealized gain (loss)	4.90		4.77	2.83	(11.24)	6.47	4.63

Total from investment operations	4.95		4.81	2.89	(11.23)	6.52	4.65

Distributions to shareholders from:

Net investment income	–		(.08)	(.10)	(.84)	(.80)	–

Net realized gain	–		–	(1.13)	(1.49)	(.26)	–

Total distributions	–		(.08)	(1.23)	(2.33)	(1.06)	–

Net asset value, end of period	$27.01		$22.06	$17.33	$15.67	$29.23	$23.77

Total Return(b)	22.44	%(c)	27.80%	21.06%	(41.45)%	28.48%	24.32%

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, including expense reductions, expenses assumed and management fee waived	.00	%(c)	.00%	.00%	.00%	.00%	.00%

Expenses, excluding expense reductions, expenses assumed and management fee waived	.15	%(c)	.35%	.52%	.41%	.44%	.45%

Net investment income	.19	%(c)	.18%	.39%	.06%	.19%	.08%

Supplemental Data:
Net assets, end of period (000)	$30,004		$25,426	$11,785	$8,293	$1,819	$1,001

Portfolio turnover rate	.75	%(c)	1.16%	7.18%	7.64%	39.09%	8.83%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

ALPHA STRATEGY FUND

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.76		$17.13	$15.51	$29.08	$27.77

Investment operations:

Net investment loss(b)	(.02)		(.09)	(.05)	(.12)	(.01)

Net realized and unrealized gain (loss)	4.83		4.73	2.83	(11.16)	1.32

Total from investment operations	4.81		4.63	2.78	(11.28)	1.31

Distributions to shareholders from:

Net investment income	–		–	(.03)	(.80)	–

Net realized gain	–		–	(1.13)	(1.49)	–

Total distributions	–		–	(1.16)	(2.29)	–

Net asset value, end of period	$26.57		$21.76	$17.13	$15.51	$29.08

Total Return(c)	22.06	%(d)	27.03%	20.37%	(41.82)%	4.72	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.30	%(d)	.60%	.60%	.60%	.05	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.30	%(d)	.60%	.60%	.59%	.05	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.44	%(d)	.94%	1.11%	1.02%	.11	%(e)

Net investment loss	(.10	)%(d)	(.44)%	(.32)%	(.59)%	(.05	)%(d)

Supplemental Data:
Net assets, end of period (000)	$4,033		$3,437	$1,433	$564	$10

Portfolio turnover rate	.75	%(d)	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

ALPHA STRATEGY FUND

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$21.76		$17.12	$15.53	$29.08	$27.77

Investment operations:

Net investment loss(b)	(.02)		(.08)	(.02)	(.10)	(.01)

Net realized and unrealized gain (loss)	4.85		4.73	2.79	(11.15)	1.32

Total from investment operations	4.83		4.65	2.77	(11.25)	1.31

Distributions to shareholders from:

Net investment income	–		(.01)	(.05)	(.81)	–

Net realized gain	–		–	(1.13)	(1.49)	–

Total distributions	–		(.01)	(1.18)	(2.30)	–

Net asset value, end of period	$26.59		$21.76	$17.12	$15.53	$29.08

Total Return(c)	22.20	%(d)	27.18%	20.39%	(41.72)%	4.72	%(d)

Ratios to Average Net Assets:*

Expenses, excluding expense reductions and including expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.50%	.04	%(d)

Expenses, including expense reductions, expenses assumed and management fee waived	.25	%(d)	.50%	.50%	.49%	.04	%(d)

Expenses, excluding expense reductions, expenses assumed and management fee waived	.39	%(d)	.84%	1.01%	.95%	.10	%(d)

Net investment loss	(.06	)%(d)	(.39)%	(.15)%	(.51)%	(.04	)%(d)

Supplemental Data:
Net assets, end of period (000)	$29,420		$22,941	$6,979	$3,949	$10

Portfolio turnover rate	.75	%(d)	1.16%	7.18%	7.64%	39.09%

*	Does not include expenses of the Underlying Funds in which the Fund invests.
(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

FUNDAMENTAL EQUITY FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.89		$ 9.99	$8.85	$13.69	$13.14	$12.13

Investment operations:

Net investment income(a)	–	(b)	.04	.03	.07	.08	.08

Net realized and unrealized gain (loss)	2.20		1.86	1.17	(3.89)	1.52	1.82

Total from investment operations	2.20		1.90	1.20	(3.82)	1.60	1.90

Distributions to shareholders from:

Net investment income	(.04)		– (b)	(.06)	(.08)	(.08)	(.06)

Net realized gain	–		–	–	(.94)	(.97)	(.83)

Total distributions	(.04)		– (b)	(.06)	(1.02)	(1.05)	(.89)

Net asset value, end of period	$14.05		$11.89	$9.99	$ 8.85	$13.69	$13.14

Total Return(c)	18.52	%(d)	19.06%	13.84%	(29.89)%	13.12%	16.49%

Ratios to Average Net Assets:

Expenses, including expense reductions	.53	%(d)	1.12%	1.19%	1.12%	1.12%	1.14%

Expenses, excluding expense reductions	.53	%(d)	1.12%	1.19%	1.12%	1.12%	1.14%

Net investment income	.01	%(d)	.38%	.28%	.58%	.63%	.63%

Supplemental Data:
Net assets, end of period (000)	$2,480,852		$1,850,569	$1,656,209	$1,512,312	$2,375,786	$2,198,884

Portfolio turnover rate	23.83	%(d)	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class B Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.35		$ 9.58	$8.48	$13.16	$12.66	$11.74

Investment operations:

Net investment loss(a)	(.04)		(.03)	(.03)	(.01)	– (b)	– (b)

Net realized and unrealized gain (loss)	2.09		1.80	1.13	(3.73)	1.47	1.76

Total from investment operations	2.05		1.77	1.10	(3.74)	1.47	1.76

Distributions to shareholders from:

Net investment income	–		–	–	–	– (b)	–

Net realized gain	–		–	–	(.94)	(.97)	(.84)

Total distributions	–		–	–	(.94)	(.97)	(.84)

Net asset value, end of period	$13.40		$11.35	$9.58	$ 8.48	$13.16	$12.66

Total Return(c)	18.06	%(d)	18.48%	12.97%	(30.35)%	12.50%	15.68%

Ratios to Average Net Assets:

Expenses, including expense reductions	.85	%(d)	1.77%	1.84%	1.77%	1.77%	1.79%

Expenses, excluding expense reductions	.85	%(d)	1.77%	1.84%	1.77%	1.77%	1.79%

Net investment loss	(.30	)%(d)	(.29)%	(.35)%	(.07)%	(.01)%	(.02)%

Supplemental Data:
Net assets, end of period (000)	$154,247		$149,531	$161,233	$169,131	$280,279	$278,649

Portfolio turnover rate	23.83	%(d)	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.30		$ 9.55	$8.45	$13.11	$12.62	$11.71

Investment operations:

Net investment loss(a)	(.04)		(.03)	(.03)	(.01)	– (b)	– (b)

Net realized and unrealized gain (loss)	2.08		1.78	1.13	(3.71)	1.46	1.75

Total from investment operations	2.04		1.75	1.10	(3.72)	1.46	1.75

Distributions to shareholders from:

Net investment income	–		–	–	– (b)	– (b)	–

Net realized gain	–		–	–	(.94)	(.97)	(.84)

Total distributions	–		–	–	(.94)	(.97)	(.84)

Net asset value, end of period	$13.34		$11.30	$9.55	$ 8.45	$13.11	$12.62

Total Return(c)	18.05	%(d)	18.32%	13.02%	(30.31)%	12.48%	15.64%

Ratios to Average Net Assets:

Expenses, including expense reductions	.85	%(d)	1.77%	1.84%	1.77%	1.77%	1.79%

Expenses, excluding expense reductions	.85	%(d)	1.77%	1.84%	1.77%	1.77%	1.79%

Net investment loss	(.31	)%(d)	(.26)%	(.37)%	(.07)%	(.01)%	(.02)%

Supplemental Data:
Net assets, end of period (000)	$872,748		$603,639	$485,484	$419,157	$639,749	$622,822

Portfolio turnover rate	23.83	%(d)	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class F Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.86		$ 9.96	$8.85	$13.70	$13.62

Investment operations:

Net investment income(b)	.02		.09	.03	.08	–	(b)

Net realized and unrealized gain (loss)	2.18		1.84	1.18	(3.87)	.08

Total from investment operations	2.20		1.93	1.21	(3.79)	.08

Distributions to shareholders from:

Net investment income	(.07)		(.03)	(.10)	(.12)	–

Net realized gain	–		–	–	(.94)	–

Total distributions	(.07)		(.03)	(.10)	(1.06)	–

Net asset value, end of period	$13.99		$11.86	$9.96	$ 8.85	$13.70

Total Return(d)	18.64	%(e)	19.42%	14.03%	(29.70)%	.59	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.40	%(e)	.86%	.93%	.87%	.08	%(e)

Expenses, excluding expense reductions	.40	%(e)	.86%	.93%	.88%	.08	%(e)

Net investment income	.12	%(e)	.77%	.29%	.77%	.04	%(e)

Supplemental Data:
Net assets, end of period (000)	$636,106		$282,018	$73,742	$8,995	$10

Portfolio turnover rate	23.83	%(e)	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.96		$10.04	$ 8.92	$13.79	$13.21	$12.19

Investment operations:

Net investment income(a)	.02		.08	.05	.11	.10	.12

Net realized and unrealized gain (loss)	2.21		1.88	1.17	(3.92)	1.57	1.83

Total from investment operations	2.23		1.96	1.22	(3.81)	1.67	1.95

Distributions to shareholders from:

Net investment income	(.08)		(.04)	(.10)	(.12)	(.12)	(.10)

Net realized gain	–		–	–	(.94)	(.97)	(.83)

Total distributions	(.08)		(.04)	(.10)	(1.06)	(1.09)	(.93)

Net asset value, end of period	$14.11		$11.96	$10.04	$ 8.92	$13.79	$13.21

Total Return(b)	18.73	%(c)	19.54%	14.11%	(29.62)%	13.68%	16.87%

Ratios to Average Net Assets:

Expenses, including expense reductions	.35	%(c)	.77%	.84%	.77%	.78%	.79%

Expenses, excluding expense reductions	.35	%(c)	.77%	.84%	.77%	.78%	.79%

Net investment income	.17	%(c)	.75%	.58%	.92%	.78%	.97%

Supplemental Data:
Net assets, end of period (000)	$253,069		$162,114	$98,570	$54,483	$53,737	$3,880

Portfolio turnover rate	23.83	%(c)	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class P Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.75		$ 9.87	$8.75	$13.55	$13.03	$12.05

Investment operations:

Net investment income(a)	–	(b)	.03	.01	.06	.07	.06

Net realized and unrealized gain (loss)	2.16		1.85	1.16	(3.85)	1.51	1.82

Total from investment operations	2.16		1.88	1.17	(3.79)	1.58	1.88

Distributions to shareholders from:

Net investment income	(.02)		–	(.05)	(.07)	(.09)	(.06)

Net realized gain	–		–	–	(.94)	(.97)	(.84)

Total distributions	(.02)		–	(.05)	(1.01)	(1.06)	(.90)

Net asset value, end of period	$13.89		$11.75	$9.87	$ 8.75	$13.55	$13.03

Total Return(c)	18.45	%(d)	19.05%	13.59%	(29.98)%	13.08%	16.36%

Ratios to Average Net Assets:

Expenses, including expense reductions	.58	%(d)	1.22%	1.29%	1.22%	1.22%	1.24%

Expenses, excluding expense reductions	.58	%(d)	1.22%	1.29%	1.22%	1.22%	1.25%

Net investment income (loss)	(.04	)%(d)	.28%	.17%	.49%	.53%	.49%

Supplemental Data:
Net assets, end of period (000)	$34,950		$30,598	$29,361	$24,711	$48,641	$42,516

Portfolio turnover rate	23.83	%(d)	80.98%	88.13%	85.13%	63.23%	63.84%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

FUNDAMENTAL EQUITY FUND

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.75		$ 9.89	$8.82	$13.69	$13.62

Investment operations:

Net investment income (loss)(b)	(.02)		.04	(.01)	.05	–	(c)

Net realized and unrealized gain (loss)	2.17		1.82	1.17	(3.88)	.07

Total from investment operations	2.15		1.86	1.16	(3.83)	.07

Distributions to shareholders from:

Net investment income	(.04)		– (c)	(.09)	(.10)	–

Net realized gain	–		–	–	(.94)	–

Total distributions	(.04)		– (c)	(.09)	(1.04)	–

Net asset value, end of period	$13.86		$11.75	$9.89	$ 8.82	$13.69

Total Return(d)	18.34	%(e)	18.81%	13.44%	(29.98)%	.51	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.65	%(e)	1.36%	1.42%	1.30%	.12	%(e)

Expenses, excluding expense reductions	.65	%(e)	1.36%	1.42%	1.31%	.12	%(e)

Net investment income (loss)	(.15	)%(e)	.36%	(.14)%	.47%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$16,403		$4,444	$1,187	$319	$10

Portfolio turnover rate	23.83	%(e)	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

FUNDAMENTAL EQUITY FUND

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$11.80		$ 9.92	$8.82	$13.69	$13.62

Investment operations:

Net investment income (loss)(b)	(.01)		.03	– (c)	.04	–	(c)

Net realized and unrealized gain (loss)	2.18		1.85	1.17	(3.86)	.07

Total from investment operations	2.17		1.88	1.17	(3.82)	.07

Distributions to shareholders from:

Net investment income	(.03)		– (c)	(.07)	(.11)	–

Net realized gain	–		–	–	(.94)	–

Total distributions	(.03)		– (c)	(.07)	(1.05)	–

Net asset value, end of period	$13.94		$11.80	$9.92	$ 8.82	$13.69

Total Return(d)	18.36	%(e)	18.96%	13.55%	(29.96)%	.51	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.60	%(e)	1.26%	1.33%	1.26%	.11	%(e)

Expenses, excluding expense reductions	.60	%(e)	1.26%	1.33%	1.26%	.11	%(e)

Net investment income (loss)	(.08	)%(e)	.30%	.05%	.37%	.01	%(e)

Supplemental Data:
Net assets, end of period (000)	$127,146		$67,814	$28,510	$14,303	$10

Portfolio turnover rate	23.83	%(e)	80.98%	88.13%	85.13%	63.23%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL CORE EQUITY FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.12		$11.20	$ 8.68	$18.34	$15.23	$12.37

Investment operations:

Net investment income(a)	.09		.12	.08	.23	.17	.08

Net realized and unrealized gain (loss)	1.46		.88	2.66	(8.23)	3.92	3.17

Total from investment operations	1.55		1.00	2.74	(8.00)	4.09	3.25

Distributions to shareholders from:

Net investment income	(.13)		(.08)	(.22)	(.13)	(.06)	(.05)

Net realized gain	–		–	–	(1.53)	(.92)	(.34)

Total distributions	(.13)		(.08)	(.22)	(1.66)	(.98)	(.39)

Net asset value, end of period	$13.54		$12.12	$11.20	$ 8.68	$18.34	$15.23

Total Return(b)	12.95	%(c)	8.95%	32.32%	(47.48)%	28.22%	26.86%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(c)	1.18%	1.55%	1.43%	1.40%	1.53%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(c)	1.18%	1.55%	1.42%	1.40%	1.52%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.69	%(c)	1.44%	1.55%	1.43%	1.41%	1.53%

Net investment income	.70	%(c)	1.05%	.92%	1.68%	1.02%	.55%

Supplemental Data:
Net assets, end of period (000)	$570,486		$542,452	$574,731	$527,567	$1,082,308	$655,273

Portfolio turnover rate	39.04	%(c)	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class B Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.91		$11.02	$ 8.50	$18.00	$15.00	$12.24

Investment operations:

Net investment income (loss)(a)	.04		.04	.02	.14	.06	(.01)

Net realized and unrealized gain (loss)	1.45		.87	2.62	(8.07)	3.86	3.13

Total from investment operations	1.49		.91	2.64	(7.93)	3.92	3.12

Distributions to shareholders from:

Net investment income	(.05)		(.02)	(.12)	(.04)	– (b)	(.02)

Net realized gain	–		–	–	(1.53)	(.92)	(.34)

Total distributions	(.05)		(.02)	(.12)	(1.57)	(.92)	(.36)

Net asset value, end of period	$13.35		$11.91	$11.02	$ 8.50	$18.00	$15.00

Total Return(c)	12.56	%(d)	8.23%	31.46%	(47.80)%	27.39%	25.98%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(d)	1.84%	2.20%	2.08%	2.05%	2.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(d)	1.84%	2.20%	2.08%	2.05%	2.17%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.09%	2.20%	2.08%	2.06%	2.18%

Net investment income (loss)	.36	%(d)	.40%	.27%	1.02%	.36%	(.09)%

Supplemental Data:
Net assets, end of period (000)	$38,330		$39,255	$43,492	$39,604	$82,699	$51,040

Portfolio turnover rate	39.04	%(d)	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$11.93		$11.04	$ 8.50	$18.00	$15.00	$12.24

Investment operations:

Net investment income (loss)(a)	.05		.04	.03	.14	.06	(.01)

Net realized and unrealized gain (loss)	1.45		.87	2.62	(8.07)	3.86	3.13

Total from investment operations	1.50		.91	2.65	(7.93)	3.92	3.12

Distributions to shareholders from:

Net investment income	(.05)		(.02)	(.11)	(.04)	– (b)	(.02)

Net realized gain	–		–	–	(1.53)	(.92)	(.34)

Total distributions	(.05)		(.02)	(.11)	(1.57)	(.92)	(.36)

Net asset value, end of period	$13.38		$11.93	$11.04	$ 8.50	$18.00	$15.00

Total Return(c)	12.63	%(d)	8.21%	31.52%	(47.82)%	27.39%	25.98%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.85	%(d)	1.84%	2.20%	2.08%	2.06%	2.18%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.85	%(d)	1.84%	2.20%	2.08%	2.06%	2.17%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.99	%(d)	2.09%	2.20%	2.08%	2.06%	2.18%

Net investment income (loss)	.39	%(d)	.38%	.28%	1.01%	.37%	(.07)%

Supplemental Data:
Net assets, end of period (000)	$92,109		$91,550	$105,557	$95,496	$216,646	$138,424

Portfolio turnover rate	39.04	%(d)	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class F Shares
	Six Month Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.08		$11.16	$ 8.68	$18.34	$17.65

Investment operations:

Net investment income (loss)(b)	.12		.16	.16	.24	(.01)

Net realized and unrealized gain (loss)	1.43		.86	2.59	(8.19)	.70

Total from investment operations	1.55		1.02	2.75	(7.95)	.69

Distributions to shareholders from:

Net investment income	(.17)		(.10)	(.27)	(.18)	–

Net realized gain	–		–	–	(1.53)	–

Total distributions	(.17)		(.10)	(.27)	(1.71)	–

Net asset value, end of period	$13.46		$12.08	$11.16	$ 8.68	$18.34

Total Return(c)	12.99	%(d)	9.25%	32.76%	(47.37)%	3.91	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.90%	1.27%	1.26%	.12	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.90%	1.27%	1.25%	.12	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.18%	1.27%	1.26%	.12	%(d)

Net investment income (loss)	.98	%(d)	1.45%	1.73%	2.02%	(.06	)%(d)

Supplemental Data:
Net assets, end of period (000)	$60,359		$31,153	$9,009	$1,869	$10

Portfolio turnover rate	39.04	%(d)	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/01/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.21		$11.28	$ 8.77	$18.49	$15.33	$12.43

Investment operations:

Net investment income(a)	.12		.15	.13	.29	.25	.13

Net realized and unrealized gain (loss)	1.46		.89	2.65	(8.30)	3.93	3.19

Total from investment operations	1.58		1.04	2.78	(8.01)	4.18	3.32

Distributions to shareholders from:

Net investment income	(.17)		(.11)	(.27)	(.18)	(.10)	(.08)

Net realized gain	–		–	–	(1.53)	(.92)	(.34)

Total distributions	(.17)		(.11)	(.27)	(1.71)	(1.02)	(.42)

Net asset value, end of period	$13.62		$12.21	$11.28	$ 8.77	$18.49	$15.33

Total Return(b)	13.09	%(c)	9.31%	32.86%	(47.30)%	28.67%	27.26%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(c)	.82%	1.19%	1.07%	1.05%	1.19%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(c)	.82%	1.19%	1.07%	1.05%	1.18%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(c)	1.08%	1.19%	1.07%	1.06%	1.19%

Net investment income	.92	%(c)	1.34%	1.34%	2.05%	1.53%	.92%

Supplemental Data:
Net assets, end of period (000)	$359,394		$267,253	$167,574	$113,975	$259,354	$70,641

Portfolio turnover rate	39.04	%(c)	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class P Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.04		$11.13	$ 8.63	$18.30	$15.22	$12.36

Investment operations:

Net investment income(a)	.03		.10	.07	.23	.15	.08

Net realized and unrealized gain (loss)	1.50		.88	2.64	(8.19)	3.91	3.16

Total from investment operations	1.53		.98	2.71	(7.96)	4.06	3.24

Distributions to shareholders from:

Net investment income	(.13)		(.07)	(.21)	(.18)	(.06)	(.03)

Net realized gain	–		–	–	(1.53)	(.92)	(.35)

Total distributions	(.13)		(.07)	(.21)	(1.71)	(.98)	(.38)

Net asset value, end of period	$13.44		$12.04	$11.13	$ 8.63	$18.30	$15.22

Total Return(b)	12.83	%(c)	8.84%	32.29%	(47.56)%	28.07%	26.69%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.61	%(c)	1.29%	1.64%	1.52%	1.51%	1.63%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.61	%(c)	1.29%	1.64%	1.52%	1.51%	1.62%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.74	%(c)	1.54%	1.64%	1.52%	1.51%	1.63%

Net investment income	.25	%(c)	.92%	.78%	1.68%	.91%	.55%

Supplemental Data:
Net assets, end of period (000)	$608		$1,765	$1,825	$1,135	$192	$66

Portfolio turnover rate	39.04	%(c)	98.73%	132.22%	125.37%	122.32%	134.00%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL CORE EQUITY FUND

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.14		$11.20	$ 8.69	$18.33	$17.65

Investment operations:

Net investment income (loss)(b)	.08		.08	.12	.27	(.01)

Net realized and unrealized gain (loss)	1.44		.91	2.65	(8.21)	.69

Total from investment operations	1.52		.99	2.77	(7.94)	.68

Distributions to shareholders from:

Net investment income	(.13)		(.05)	(.26)	(.17)	–

Net realized gain	–		–	–	(1.53)	–

Total distributions	(.13)		(.05)	(.26)	(1.70)	–

Net asset value, end of period	$13.53		$12.14	$11.20	$ 8.69	$18.33

Total Return(c)	12.70	%(d)	8.86%	32.77%	(47.24)%	3.85	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(d)	1.35%	1.16%	1.17%	.14	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(d)	1.35%	1.16%	1.16%	.14	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.81	%(d)	1.64%	1.16%	1.17%	.14	%(d)

Net investment income (loss)	.65	%(d)	.73%	1.33%	1.92%	(.08	)%(d)

Supplemental Data:
Net assets, end of period (000)	$751		$570	$7	$5	$10

Portfolio turnover rate	39.04	%(d)	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/01/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL CORE EQUITY FUND

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.00		$11.10	$ 8.65	$18.33	$17.65

Investment operations:

Net investment income (loss)(b)	.09		.11	.06	.22	(.01)

Net realized and unrealized gain (loss)	1.43		.87	2.64	(8.20)	.69

Total from investment operations	1.52		.98	2.70	(7.98)	.68

Distributions to shareholders from:

Net investment income	(.14)		(.08)	(.25)	(.17)	–

Net realized gain	–		–	–	(1.53)	–

Total distributions	(.14)		(.08)	(.25)	(1.70)	–

Net asset value, end of period	$13.38		$12.00	$11.10	$ 8.65	$18.33

Total Return(c)	12.79	%(d)	8.89%	32.23%	(47.55)%	3.85	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	1.28%	1.68%	1.62%	.14	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.28%	1.68%	1.62%	.14	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.76	%(d)	1.57%	1.68%	1.62%	.14	%(d)

Net investment income (loss)	.68	%(d)	1.02%	.65%	1.79%	(.08	)%(d)

Supplemental Data:
Net assets, end of period (000)	$14,118		$10,418	$1,439	$523	$10

Portfolio turnover rate	39.04	%(d)	98.73%	132.22%	125.37%	122.32%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/01/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL DIVIDEND INCOME FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31		6/23/2008(a) to 10/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.64		$8.22	$6.29	$10.00

Investment operations:

Net investment income(b)	.16		.34	.28	.16

Net realized and unrealized gain (loss)	.99		.42	1.90	(3.74)

Total from investment operations	1.15		.76	2.18	(3.58)

Distributions to shareholders from:

Net investment income	(.12)		(.34)	(.25)	(.13)

Net asset value, end of period	$9.67		$8.64	$8.22	$ 6.29

Total Return(c)	13.44	%(d)	9.58%	35.88%	(36.10	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.55	%(d)	1.14%	1.35%	.48	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.55	%(d)	1.14%	1.35%	.48	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(d)	1.46%	1.63%	.68	%(d)

Net investment income	1.79	%(d)	4.23%	4.08%	1.98	%(d)

Supplemental Data:
Net assets, end of period (000)	$227,711		$162,611	$52,935	$9,075

Portfolio turnover rate	53.85	%(d)	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31		6/23/2008(a) to 10/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.60		$8.19	$6.28	$10.00

Investment operations:

Net investment income(b)	.13		.29	.21	.09

Net realized and unrealized gain (loss)	.97		.41	1.92	(3.68)

Total from investment operations	1.10		.70	2.13	(3.59)

Distributions to shareholders from:

Net investment income	(.09)		(.29)	(.22)	(.13)

Net asset value, end of period	$9.61		$8.60	$8.19	$ 6.28

Total Return(c)	12.92	%(d)	8.99%	34.87%	(36.22	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(d)	1.79%	1.98%	.68	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(d)	1.79%	1.98%	.68	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.10%	2.26%	1.44	%(d)

Net investment income	1.45	%(d)	3.61%	2.93%	1.23	%(d)

Supplemental Data:
Net assets, end of period (000)	$18,868		$13,561	$4,376	$177

Portfolio turnover rate	53.85	%(d)	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class F Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31		6/23/2008(a) to 10/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.65		$8.23	$6.29	$10.00

Investment operations:

Net investment income(b)	.17		.39	.18	.15

Net realized and unrealized gain (loss)	.98		.39	2.02	(3.72)

Total from investment operations	1.15		.78	2.20	(3.57)

Distributions to shareholders from:

Net investment income	(.13)		(.36)	(.26)	(.14)

Net asset value, end of period	$9.67		$8.65	$8.23	$ 6.29

Total Return(c)	13.44	%(d)	9.95%	36.13%	(36.08	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.43	%(d)	.88%	1.07%	.35	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.43	%(d)	.88%	1.07%	.35	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.57	%(d)	1.21%	1.39%	1.53	%(d)

Net investment income	1.95	%(d)	4.78%	2.32%	1.91	%(d)

Supplemental Data:
Net assets, end of period (000)	$22,471		$12,745	$1,772	$28

Portfolio turnover rate	53.85	%(d)	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31		6/23/2008(a) to 10/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.66		$8.24	$6.29	$10.00

Investment operations:

Net investment income(b)	.17		.37	.29	.19

Net realized and unrealized gain (loss)	.99		.41	1.93	(3.76)

Total from investment operations	1.16		.78	2.22	(3.57)

Distributions to shareholders from:

Net investment income	(.13)		(.36)	(.27)	(.14)

Net asset value, end of period	$9.69		$8.66	$8.24	$ 6.29

Total Return(c)	13.59	%(d)	10.03%	36.38%	(36.07	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.38	%(d)	.81%	.99%	.36	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.38	%(d)	.81%	.99%	.36	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.52	%(d)	1.10%	1.28%	.54	%(d)

Net investment income	1.94	%(d)	4.53%	4.13%	2.19	%(d)

Supplemental Data:
Net assets, end of period (000)	$317,602		$265,348	$225,688	$83,413

Portfolio turnover rate	53.85	%(d)	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31		6/23/2008(a) to 10/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.76		$8.29	$6.30	$10.00

Investment operations:

Net investment income(b)	.17		.37	.31	.18

Net realized and unrealized gain (loss)	1.01		.42	1.91	(3.76)

Total from investment operations	1.18		.79	2.22	(3.58)

Distributions to shareholders from:

Net investment income	(.12)		(.32)	(.23)	(.12)

Net asset value, end of period	$9.82		$8.76	$8.29	$ 6.30

Total Return(c)	13.60	%(d)	9.96%	36.26%	(36.08	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.39	%(d)	.84%	.96%	.50	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.39	%(d)	.84%	.96%	.50	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.53	%(d)	1.13%	1.27%	2.87	%(d)

Net investment income	1.91	%(d)	4.45%	4.63%	2.07	%(d)

Supplemental Data:
Net assets, end of period (000)	$11		$10	$9	$6

Portfolio turnover rate	53.85	%(d)	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL DIVIDEND INCOME FUND

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31		6/23/2008(a) to 10/31/2008
			2010	2009
Per Share Operating Performance
Net asset value, beginning of period	$8.71		$8.28	$6.30	$10.00

Investment operations:

Net investment income(b)	.16		.36	.31	.18

Net realized and unrealized gain (loss)	.98		.40	1.91	(3.75)

Total from investment operations	1.14		.76	2.22	(3.57)

Distributions to shareholders from:

Net investment income	(.11)		(.33)	(.24)	(.13)

Net asset value, end of period	$9.74		$8.71	$8.28	$ 6.30

Total Return(c)	13.24	%(d)	9.62%	36.22%	(36.06	)%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(d)	1.24%	.96%	.46	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(d)	1.24%	.96%	.46	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.77	%(d)	1.58%	1.27%	2.84	%(d)

Net investment income	1.76	%(d)	4.40%	4.62%	2.10	%(d)

Supplemental Data:
Net assets, end of period (000)	$198		$111	$9	$6

Portfolio turnover rate	53.85	%(d)	100.06%	105.74%	53.94%

(a)	Commencement of operations was 6/23/2008, SEC effective date was 6/20/2008 and date shares first became available to the public was 6/30/2008.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights

INTERNATIONAL OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.87		$10.70	$ 7.29	$19.81	$15.72	$11.97

Investment operations:

Net investment income(a)	.03		.06	.04	.09	.04	.05

Net realized and unrealized gain (loss)	1.66		2.20	3.42	(10.36)	4.07	3.70

Total from investment operations	1.69		2.26	3.46	(10.27)	4.11	3.75

Distributions to shareholders from:

Net investment income	(.05)		(.09)	(.05)	(.08)	(.02)	–

Net realized gain	–		–	–	(2.17)	–	–

Total distributions	(.05)		(.09)	(.05)	(2.25)	(.02)	–

Net asset value, end of period	$14.51		$12.87	$10.70	$ 7.29	$19.81	$15.72

Total Return(b)	13.19	%(c)	21.21%	47.94%	(57.81)%	26.14%	31.33%

Ratios to Average Net Assets:

Expenses, including expenses reductions	.72	%(c)	1.54%	1.77%	1.60%	1.56%	1.60%

Expenses, excluding expense reductions	.72	%(c)	1.54%	1.77%	1.61%	1.56%	1.60%

Net investment income	.22	%(c)	.54%	.50%	.65%	.23%	.38%

Supplemental Data:
Net assets, end of period (000)	$106,728		$98,272	$92,188	$67,815	$200,909	$148,996

Portfolio turnover rate	49.50	%(c)	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.21		$10.17	$ 6.92	$18.96	$15.12	$11.59

Investment operations:

Net investment loss(a)	(.01)		(.01)	(.01)	– (b)	(.07)	(.04)

Net realized and unrealized gain (loss)	1.59		2.08	3.26	(9.87)	3.91	3.57

Total from investment operations	1.58		2.07	3.25	(9.87)	3.84	3.53

Distributions to shareholders from:

Net investment income	–		(.03)	–	–	–	–

Net realized gain	–		–	–	(2.17)	–	–

Total distributions	–		(.03)	–	(2.17)	–	–

Net asset value, end of period	$13.79		$12.21	$10.17	$ 6.92	$18.96	$15.12

Total Return(c)	12.86	%(d)	20.35%	46.97%	(58.10)%	25.40%	30.46%

Ratios to Average Net Assets:

Expenses, including expenses reductions	1.04	%(d)	2.19%	2.42%	2.25%	2.21%	2.24%

Expenses, excluding expense reductions	1.04	%(d)	2.19%	2.42%	2.26%	2.21%	2.24%

Net investment loss	(.11	)%(d)	(.13)%	(.15)%	(.01)%	(.43)%	(.30)%

Supplemental Data:
Net assets, end of period (000)	$13,600		$14,307	$17,103	$14,192	$43,231	$36,642

Portfolio turnover rate	49.50	%(d)	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008		2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$12.14		$10.12	$ 6.88	$18.86		$15.05	$11.54

Investment operations:

Net investment income (loss)(a)	(.01)		(.01)	(.01)	–	(b)	(.07)	(.04)

Net realized and unrealized gain (loss)	1.57		2.06	3.25	(9.81)		3.88	3.55

Total from investment operations	1.56		2.05	3.24	(9.81)		3.81	3.51

Distributions to shareholders from:

Net investment income	–		(.03)	–	–		–	–

Net realized gain	–		–	–	(2.17)		–	–

Total distributions	–		(.03)	–	(2.17)		–	–

Net asset value, end of period	$13.70		$12.14	$10.12	$ 6.88		$18.86	$15.05

Total Return(c)	12.85	%(d)	20.34%	47.09%	(58.09)%		25.32%	30.42%

Ratios to Average Net Assets:

Expenses, including expenses reductions	1.02	%(d)	2.19%	2.42%	2.25%		2.21%	2.24%

Expenses, excluding expense reductions	1.02	%(d)	2.19%	2.42%	2.26%		2.21%	2.25%

Net investment income (loss)	(.08	)%(d)	(.13)%	(.14)%	.00	%(e)	(.40)%	(.27)%

Supplemental Data:
Net assets, end of period (000)	$20,643		$19,969	$21,668	$15,297		$43,422	$30,673

Portfolio turnover rate	49.50	%(d)	83.13%	115.58%	130.51%		115.79%	98.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.81		$10.65	$ 7.28	$19.81	$18.82

Investment operations:

Net investment income(b)	.04		.10	.09	.09	.01

Net realized and unrealized gain (loss)	1.66		2.17	3.37	(10.31)	.98

Total from investment operations	1.70		2.27	3.46	(10.22)	.99

Distributions to shareholders from:

Net investment income	(.09)		(.11)	(.09)	(.14)	–

Net realized gain	–		–	–	(2.17)	–

Total distributions	(.09)		(.11)	(.09)	(2.31)	–

Net asset value, end of period	$14.42		$12.81	$10.65	$ 7.28	$19.81

Total Return(c)	13.33	%(d)	21.47%	48.36%	(57.70)%	5.26	%(d)

Ratios to Average Net Assets:

Expenses, including expenses reductions	.60	%(d)	1.28%	1.49%	1.42%	.13	%(d)

Expenses, excluding expense reductions	.60	%(d)	1.28%	1.49%	1.43%	.13	%(d)

Net investment income	.32	%(d)	.88%	1.00%	.84%	.03	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,223		$934	$384	$121	$11

Portfolio turnover rate	49.50	%(d)	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.18		$10.96	$ 7.48	$20.29	$16.08	$12.21

Investment operations:

Net investment income(a)	.06		.11	.08	.14	.12	.11

Net realized and unrealized gain (loss)	1.70		2.23	3.50	(10.64)	4.15	3.76

Total from investment operations	1.76		2.34	3.58	(10.50)	4.27	3.87

Distributions to shareholders from:

Net investment income	(.09)		(.12)	(.10)	(.14)	(.06)	–

Net realized gain	–		–	–	(2.17)	–	–

Total distributions	(.09)		(.12)	(.10)	(2.31)	(.06)	–

Net asset value, end of period	$14.85		$13.18	$10.96	$ 7.48	$20.29	$16.08

Total Return(b)	13.47	%(c)	21.50%	48.47%	(57.66)%	26.67%	31.70%

Ratios to Average Net Assets:

Expenses, including expenses reductions	.55	%(c)	1.18%	1.42%	1.27%	1.20%	1.25%

Expenses, excluding expense reductions	.55	%(c)	1.18%	1.42%	1.27%	1.21%	1.25%

Net investment income	.42	%(c)	.93%	.87%	1.05%	.65%	.76%

Supplemental Data:
Net assets, end of period (000)	$296,031		$232,027	$160,456	$110,838	$164,086	$149,509

Portfolio turnover rate	49.50	%(c)	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$13.06		$10.86	$ 7.36	$20.00	$15.89	$12.11

Investment operations:

Net investment income(a)	.02		.05	.03	.07	.02	.09

Net realized and unrealized gain (loss)	1.69		2.22	3.48	(10.46)	4.12	3.69

Total from investment operations	1.71		2.27	3.51	(10.39)	4.14	3.78

Distributions to shareholders from:

Net investment income	(.04)		(.07)	(.01)	(.08)	(.03)	–

Net realized gain	–		–	–	(2.17)	–	–

Total distributions	(.04)		(.07)	(.01)	(2.25)	(.03)	–

Net asset value, end of period	$14.73		$13.06	$10.86	$ 7.36	$20.00	$15.89

Total Return(b)	13.15	%(c)	21.05%	47.86%	(57.86)%	26.10%	31.21%

Ratios to Average Net Assets:

Expenses, including expenses reductions	.77	%(c)	1.64%	1.87%	1.70%	1.65%	1.74%

Expenses, excluding expense reductions	.77	%(c)	1.64%	1.87%	1.71%	1.65%	1.74%

Net investment income	.18	%(c)	.44%	.36%	.55%	.11%	.62%

Supplemental Data:
Net assets, end of period (000)	$1,023		$900	$781	$834	$1,826	$1,489

Portfolio turnover rate	49.50	%(c)	83.13%	115.58%	130.51%	115.79%	98.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

INTERNATIONAL OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.77		$10.64	$ 7.24	$19.80	$18.82

Investment operations:

Net investment income(b)	.01		.03	.03	.06	–	(c)

Net realized and unrealized gain (loss)	1.65		2.18	3.40	(10.32)	.98

Total from investment operations	1.66		2.21	3.43	(10.26)	.98

Distributions to shareholders from:

Net investment income	(.02)		(.08)	(.03)	(.13)	–

Net realized gain	–		–	–	(2.17)	–

Total distributions	(.02)		(.08)	(.03)	(2.30)	–

Net asset value, end of period	$14.41		$12.77	$10.64	$ 7.24	$19.80

Total Return(d)	13.00	%(e)	20.90%	47.69%	(57.93)%	5.21	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.85	%(e)	1.79%	1.97%	1.84%	.16	%(e)

Expenses, excluding expense reductions	.85	%(e)	1.79%	1.97%	1.84%	.16	%(e)

Net investment income	.11	%(e)	.31%	.34%	.51%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$114		$96	$91	$31	$11

Portfolio turnover rate	49.50	%(e)	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (concluded)

INTERNATIONAL OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$12.72		$10.60	$ 7.27	$19.81	$18.82

Investment operations:

Net investment income(b)	.03		.05	.01	.10	–	(c)

Net realized and unrealized gain (loss)	1.64		2.17	3.41	(10.34)	.99

Total from investment operations	1.67		2.22	3.42	(10.24)	.99

Distributions to shareholders from:

Net investment income	(.06)		(.10)	(.09)	(.13)	–

Net realized gain	–		–	–	(2.17)	–

Total distributions	(.06)		(.10)	(.09)	(2.30)	–

Net asset value, end of period	$14.33		$12.72	$10.60	$ 7.27	$19.81

Total Return(d)	13.15	%(e)	21.04%	47.75%	(57.77)%	5.26	%(e)

Ratios to Average Net Assets:

Expenses, including expense reductions	.77	%(e)	1.67%	1.81%	1.52%	.15	%(e)

Expenses, excluding expense reductions	.77	%(e)	1.67%	1.81%	1.52%	.15	%(e)

Net investment income	.22	%(e)	.45%	.14%	.81%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$4,675		$3,016	$573	$22	$11

Portfolio turnover rate	49.50	%(e)	83.13%	115.58%	130.51%	115.79%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights

LARGE CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.47		$8.61	$8.48	$15.47	$14.19	$12.38

Investment operations:

Net investment income(a)	.03		.04	.07	.14	.19	.17

Net realized and unrealized gain (loss)	1.56		.88	.20	(4.92)	1.58	2.05

Total from investment operations	1.59		.92	.27	(4.78)	1.77	2.22

Distributions to shareholders from:

Net investment income	(.04)		(.06)	(.14)	(.20)	(.17)	(.12)

Net realized gain	–		–	–	(2.01)	(.32)	(.29)

Total distributions	(.04)		(.06)	(.14)	(2.21)	(.49)	(.41)

Net asset value, end of period	$11.02		$9.47	$8.61	$ 8.48	$15.47	$14.19

Total Return(b)	16.89	%(c)	10.69%	3.77%	(35.16)%	12.95%	18.40%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.58	%(c)	1.20%	1.16%	.95%	.95%	.95%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.58	%(c)	1.20%	1.16%	.95%	.95%	.95%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.58	%(c)	1.20%	1.27%	1.25%	1.16%	1.28%

Net investment income	.26	%(c)	.39%	.87%	1.24%	1.30%	1.26%

Supplemental Data:
Net assets, end of period (000)	$33,147		$27,611	$27,444	$21,010	$28,538	$20,994

Portfolio turnover rate	10.94	%(c)	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class B Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.31		$8.47	$8.30	$15.18	$13.96	$12.19

Investment operations:

Net investment income (loss)(a)	–	(b)	(.02)	.02	.07	.09	.08

Net realized and unrealized gain (loss)	1.53		.86	.22	(4.83)	1.56	2.03

Total from investment operations	1.53		.84	.24	(4.76)	1.65	2.11

Distributions to shareholders from:

Net investment income	–		– (b)	(.07)	(.11)	(.11)	(.04)

Net realized gain	–		–	–	(2.01)	(.32)	(.30)

Total distributions	–		– (b)	(.07)	(2.12)	(.43)	(.34)

Net asset value, end of period	$10.84		$9.31	$8.47	$ 8.30	$15.18	$13.96

Total Return(c)	16.43	%(d)	9.96%	3.19%	(35.60)%	12.23%	17.65%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.90	%(d)	1.86%	1.79%	1.60%	1.60%	1.60%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.90	%(d)	1.86%	1.79%	1.60%	1.60%	1.60%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.90	%(d)	1.86%	1.91%	1.90%	1.81%	1.93%

Net investment income (loss)	(.05	)%(d)	(.27)%	.30%	.59%	.65%	.60%

Supplemental Data:
Net assets, end of period (000)	$2,545		$2,419	$2,558	$2,549	$4,005	$3,109

Portfolio turnover rate	10.94	%(d)	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.31		$8.47	$8.30	$15.19	$13.95	$12.20

Investment operations:

Net investment income (loss)(a)	–	(b)	(.02)	.02	.06	.09	.08

Net realized and unrealized gain (loss)	1.54		.87	.23	(4.83)	1.57	2.02

Total from investment operations	1.54		.85	.25	(4.77)	1.66	2.10

Distributions to shareholders from:

Net investment income	–		(.01)	(.08)	(.11)	(.10)	(.05)

Net realized gain	–		–	–	(2.01)	(.32)	(.30)

Total distributions	–		(.01)	(.08)	(2.12)	(.42)	(.35)

Net asset value, end of period	$10.85		$9.31	$8.47	$ 8.30	$15.19	$13.95

Total Return(c)	16.54	%(d)	10.03%	3.30%	(35.64)%	12.29%	17.58%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(d)	1.86%	1.81%	1.60%	1.60%	1.60%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(d)	1.86%	1.81%	1.60%	1.60%	1.60%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87	%(d)	1.86%	1.91%	1.90%	1.81%	1.93%

Net investment income (loss)	(.02	)%(d)	(.26)%	.22%	.58%	.65%	.61%

Supplemental Data:
Net assets, end of period (000)	$6,861		$5,499	$5,654	$4,266	$6,643	$4,753

Portfolio turnover rate	10.94	%(d)	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount is less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class F Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$ 9.44		$8.58	$8.47	$15.47	$15.32

Investment operations:

Net investment income(b)	.04		.05	.05	.17	.02

Net realized and unrealized gain (loss)	1.56		.89	.23	(4.91)	.13

Total from investment operations	1.60		.94	.28	(4.74)	.15

Distributions to shareholders from:

Net investment income	(.07)		(.08)	(.17)	(.25)	–

Net realized gain	–		–	–	(2.01)	–

Total distributions	(.07)		(.08)	(.17)	(2.26)	–

Net asset value, end of period	$10.97		$9.44	$8.58	$ 8.47	$15.47

Total Return(c)	17.06	%(d)	10.98%	4.00%	(35.00)%	.98	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.46	%(d)	.94%	1.03%	.68%	.06	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.46	%(d)	.94%	1.03%	.68%	.06	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.46	%(d)	.94%	1.05%	.98%	.07	%(d)

Net investment income	.38	%(d)	.60%	.62%	1.64%	.12	%(d)

Supplemental Data:
Net assets, end of period (000)	$1,169		$592	$202	$27	$10

Portfolio turnover rate	10.94	%(d)	29.34%	103.30%	126.70%	109.22%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.53		$8.66	$8.54	$15.58	$14.27	$12.44

Investment operations:

Net investment income(a)	.05		.07	.10	.18	.24	.21

Net realized and unrealized gain	1.57		.89	.19	(4.96)	1.60	2.07

Total from investment operations	1.62		.96	.29	(4.78)	1.84	2.28

Distributions to shareholders from:

Net investment income	(.08)		(.09)	(.17)	(.25)	(.21)	(.15)

Net realized gain	–		–	–	(2.01)	(.32)	(.30)

Total distributions	(.08)		(.09)	(.17)	(2.26)	(.53)	(.45)

Net asset value, end of period	$11.07		$9.53	$8.66	$ 8.54	$15.58	$14.27

Total Return(b)	17.10	%(c)	11.08%	4.16%	(34.99)%	13.40%	18.83%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.41	%(c)	.85%	.79%	.60%	.60%	.60%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.41	%(c)	.85%	.79%	.60%	.60%	.60%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.41	%(c)	.85%	.92%	.90%	.81%	.93%

Net investment income	.44	%(c)	.73%	1.35%	1.62%	1.67%	1.61%

Supplemental Data:
Net assets, end of period (000)	$11,177		$9,538	$11,207	$17,199	$22,423	$30,156

Portfolio turnover rate	10.94	%(c)	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class P Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$ 9.50		$8.64	$8.50	$15.49	$14.19	$12.38

Investment operations:

Net investment income(a)	.02		.03	.07	.13	.18	.15

Net realized and unrealized gain (loss)	1.57		.88	.20	(4.92)	1.59	2.05

Total from investment operations	1.59		.91	.27	(4.79)	1.77	2.20

Distributions to shareholders from:

Net investment income	(.03)		(.05)	(.13)	(.19)	(.15)	(.10)

Net realized gain	–		–	–	(2.01)	(.32)	(.29)

Total distributions	(.03)		(.05)	(.13)	(2.20)	(.47)	(.39)

Net asset value, end of period	$11.06		$9.50	$8.64	$ 8.50	$15.49	$14.19

Total Return(b)	16.84	%(c)	10.55%	3.67%	(35.20)%	12.92%	18.23%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(c)	1.29%	1.23%	1.03%	1.04%	1.05%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.29%	1.23%	1.03%	1.04%	1.05%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(c)	1.29%	1.34%	1.34%	1.26%	1.38%

Net investment income	.22	%(c)	.30%	.90%	1.16%	1.21%	1.17%

Supplemental Data:
Net assets, end of period (000)	$15		$13	$11	$11	$17	$15

Portfolio turnover rate	10.94	%(c)	29.34%	103.30%	126.70%	109.22%	42.16%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

LARGE CAP VALUE FUND

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		3/23/2010(a) to 10/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$ 9.49		$9.73

Investment operations:

Net investment income(b)	.05		.04

Net realized and unrealized gain (loss)	1.57		(.28)

Total from investment operations	1.62		(.24)

Distributions to shareholders from:

Net investment income	(.03)		–

Net asset value, end of period	$11.08		$9.49

Total Return(c)	17.16	%(d)	(2.47	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.39	%(d)	.82	%(e)

Expenses, excluding expense reductions	.39	%(d)	.82	%(e)

Net investment income	.45	%(d)	.71	%(e)

Supplemental Data:
Net assets, end of period (000)	$11		$10

Portfolio turnover rate	10.94	%(d)	29.34%

(a)	Commencement of operations was 3/23/2010, SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

LARGE CAP VALUE FUND

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		3/23/2010(a) to 10/31/2010
Per Share Operating Performance
Net asset value, beginning of period	$ 9.47		$9.73

Investment operations:

Net investment income(b)	.02		.01

Net realized and unrealized gain (loss)	1.56		(.27)

Total from investment operations	1.58		(.26)

Distributions to shareholders from:

Net investment income	(.06)		–

Net asset value, end of period	$10.99		$9.47

Total Return(c)	16.75	%(d)	(2.67	)%(d)

Ratios to Average Net Assets:

Expenses, including expense reductions	.65	%(d)	1.33	%(e)

Expenses, excluding expense reductions	.65	%(d)	1.33	%(e)

Net investment income	.18	%(d)	.19	%(e)

Supplemental Data:
Net assets, end of period (000)	$204		$98

Portfolio turnover rate	10.94	%(d)	29.34%

(a)	Commencement of operations was 3/23/2010, SEC effective date was 9/14/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights

VALUE OPPORTUNITIES FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31				12/20/2005(a) to 10/31/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.45		$11.65	$ 9.91	$14.31	$12.43	$10.00

Investment operations:

Net investment income (loss)(b)	(.02)		(.03)	(.04)	.04	.03	.01

Net realized and unrealized gain (loss)	2.85		2.83	1.80	(3.92)	2.23	2.42

Total from investment operations	2.83		2.80	1.76	(3.88)	2.26	2.43

Distributions to shareholders from:

Net investment income	–		–	(.02)	(.01)	– (c)	–

Net realized gain	(.07)		–	–	(.51)	(.38)	–

Total distributions	(.07)		–	(.02)	(.52)	(.38)	–

Net asset value, end of period	$17.21		$14.45	$11.65	$ 9.91	$14.31	$12.43

Total Return(d)	19.71	%(e)	24.03%	17.81%	(28.01)%	18.70%	24.30	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.63	%(e)	1.34%	1.35%	1.34%	1.30%	1.11	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.63	%(e)	1.34%	1.35%	1.33%	1.30%	1.11	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.63	%(e)	1.34%	1.46%	1.44%	1.45%	1.73	%(f)

Net investment income (loss)	(.14	)%(e)	(.19)%	(.34)%	.33%	.19%	.14	%(f)

Supplemental Data:
Net assets, end of period (000)	$941,568		$582,806	$250,435	$117,992	$145,765	$59,245

Portfolio turnover rate	23.59	%(e)	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class B Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31				12/20/2005(a) to 10/31/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.03		$11.39	$ 9.74	$14.14	$12.37	$10.00

Investment operations:

Net investment loss(b)	(.07)		(.11)	(.09)	(.04)	(.06)	(.06)

Net realized and unrealized gain (loss)	2.77		2.75	1.74	(3.85)	2.21	2.43

Total from investment operations	2.70		2.64	1.65	(3.89)	2.15	2.37

Distributions to shareholders from:

Net realized gain	(.07)		–	–	(.51)	(.38)	–

Net asset value, end of period	$16.66		$14.03	$11.39	$ 9.74	$14.14	$12.37

Total Return(c)	19.37	%(d)	23.18%	16.94%	(28.40)%	17.87%	23.70	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.95	%(d)	1.99%	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.95	%(d)	1.99%	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(d)	1.99%	2.12%	2.09%	2.09%	2.30	%(e)

Net investment loss	(.44	)%(d)	(.85)%	(.95)%	(.32)%	(.47)%	(.53	)%(e)

Supplemental Data:
Net assets, end of period (000)	$20,698		$19,110	$18,739	$14,239	$14,681	$5,440

Portfolio turnover rate	23.59	%(d)	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class C Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31				12/20/2005(a) to 10/31/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.03		$11.39	$ 9.74	$14.14	$12.37	$10.00

Investment operations:

Net investment loss(b)	(.07)		(.11)	(.10)	(.04)	(.06)	(.06)

Net realized and unrealized gain (loss)	2.77		2.75	1.75	(3.85)	2.21	2.43

Total from investment operations	2.70		2.64	1.65	(3.89)	2.15	2.37

Distributions to shareholders from:

Net realized gain	(.07)		–	–	(.51)	(.38)	–

Net asset value, end of period	$16.66		$14.03	$11.39	$ 9.74	$14.14	$12.37

Total Return(c)	19.37	%(d)	23.18%	17.06%	(28.47)%	17.87%	23.70	%(d)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.95	%(d)	1.99%	2.00%	1.99%	1.94%	1.67	%(d)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.95	%(d)	1.99%	2.00%	1.98%	1.94%	1.67	%(d)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.95	%(d)	1.99%	2.11%	2.09%	2.10%	2.29	%(e)

Net investment loss	(.47	)%(d)	(.83)%	(.97)%	(.33)%	(.48)%	(.53	)%(e)

Supplemental Data:
Net assets, end of period (000)	$270,099		$147,193	$79,527	$48,837	$59,609	$14,850

Portfolio turnover rate	23.59	%(d)	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class F Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.45		$11.62	$ 9.91	$14.31	$14.21

Investment operations:

Net investment income (loss)(b)	(.01)		.01	(.02)	.06	–	(c)

Net realized and unrealized gain (loss)	2.87		2.82	1.78	(3.91)	.10

Total from investment operations	2.86		2.83	1.76	(3.85)	.10

Distributions to shareholders from:

Net investment income	–		–	(.05)	(.04)	–

Net realized gain	(.07)		–	–	(.51)	–

Total distributions	(.07)		–	(.05)	(.55)	–

Net asset value, end of period	$17.24		$14.45	$11.62	$ 9.91	$14.31

Total Return(d)	19.92	%(e)	24.25%	18.12%	(27.81)%	.70	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.50	%(e)	1.10%	1.09%	1.09%	.10	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.50	%(e)	1.10%	1.09%	1.09%	.10	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.50	%(e)	1.10%	1.20%	1.21%	.14	%(e)

Net investment income (loss)	(.04	)%(e)	.07%	(.19)%	.50%	.00	%(e)(f)

Supplemental Data:
Net assets, end of period (000)	$411,110		$168,415	$51,757	$4,157	$10

Portfolio turnover rate	23.59	%(e)	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Amount is less than .01%.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31				12/20/2005(a) to 10/31/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.57		$11.70	$ 9.98	$14.39	$12.47	$10.00

Investment operations:

Net investment income(b)	.01		.02	– (c)	.08	.06	.05

Net realized and unrealized gain (loss)	2.87		2.85	1.78	(3.93)	2.26	2.42

Total from investment operations	2.88		2.87	1.78	(3.85)	2.32	2.47

Distributions to shareholders from:

Net investment income	–		–	(.06)	(.05)	(.02)	–

Net realized gain	(.07)		–	–	(.51)	(.38)	–

Total distributions	(.07)		–	(.06)	(.56)	(.40)	–

Net asset value, end of period	$17.38		$14.57	$11.70	$ 9.98	$14.39	$12.47

Total Return(d)	19.89	%(e)	24.42%	18.27%	(27.77)%	19.11%	24.70	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.45	%(e)	.99%	1.00%	.99%	.94%	.81	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.45	%(e)	.99%	1.00%	.98%	.94%	.81	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.45	%(e)	.99%	1.12%	1.08%	1.15%	1.53	%(f)

Net investment income	.04	%(e)	.16%	.03%	.67%	.46%	.53	%(f)

Supplemental Data:
Net assets, end of period (000)	$284,351		$190,103	$121,462	$74,335	$55,045	$3,345

Portfolio turnover rate	23.59	%(e)	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class P Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31				12/20/2005(a) to 10/31/2006
			2010	2009	2008	2007
Per Share Operating Performance
Net asset value, beginning of period	$14.40		$11.62	$ 9.88	$14.28	$12.42	$10.00

Investment operations:

Net investment income (loss)(b)	(.02)		(.04)	(.04)	.03	– (c)	.02

Net realized and unrealized gain (loss)	2.83		2.82	1.78	(3.91)	2.24	2.40

Total from investment operations	2.81		2.78	1.74	(3.88)	2.24	2.42

Distributions to shareholders from:

Net investment income	–		–	–	(.01)	–	–

Net realized gain	(.07)		–	–	(.51)	(.38)	–

Total distributions	(.07)		–	–	(.52)	(.38)	–

Net asset value, end of period	$17.14		$14.40	$11.62	$ 9.88	$14.28	$12.42

Total Return(d)	19.64	%(e)	23.92%	17.61%	(28.04)%	18.54%	24.20	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.68	%(e)	1.44%	1.45%	1.44%	1.39%	1.20	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.68	%(e)	1.44%	1.45%	1.43%	1.39%	1.20	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.68	%(e)	1.44%	1.57%	1.53%	1.57%	3.09	%(f)

Net investment income (loss)	(.15	)%(e)	(.29)%	(.39)%	.23%	.01%	.27	%(f)

Supplemental Data:
Net assets, end of period (000)	$4,025		$4,344	$3,445	$2,905	$4,795	$12

Portfolio turnover rate	23.59	%(e)	69.83%	77.87%	83.92%	100.58%	296.82%

(a)	Commencement of operations and SEC effective date was 12/20/2005 and date shares first became available to the public was 1/3/2006.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.
(f)	Annualized.

See Notes to Financial Statements.

Financial Highlights (continued)

VALUE OPPORTUNITIES FUND

	Class R2 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.34		$11.59	$ 9.87	$14.30	$14.21

Investment operations:

Net investment income (loss)(b)	(.05)		(.06)	(.09)	.01	–	(c)

Net realized and unrealized gain (loss)	2.84		2.81	1.81	(3.90)	.09

Total from investment operations	2.79		2.75	1.72	(3.89)	.09

Distributions to shareholders from:

Net investment income	–		–	–	(.03)	–

Net realized gain	(.07)		–	–	(.51)	–

Total distributions	(.07)		–	–	(.54)	–

Net asset value, end of period	$17.06		$14.34	$11.59	$ 9.87	$14.30

Total Return(d)	19.58	%(e)	23.62%	17.53%	(28.14)%	.63	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.75	%(e)	1.60%	1.59%	1.58%	.12	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.75	%(e)	1.60%	1.59%	1.58%	.12	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.75	%(e)	1.60%	1.68%	1.66%	.16	%(e)

Net investment income (loss)	(.29	)%(e)	(.42)%	(.83)%	.11%	(.02	)%(e)

Supplemental Data:
Net assets, end of period (000)	$6,644		$2,538	$1,466	$33	$10

Portfolio turnover rate	23.59	%(e)	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Financial Highlights (concluded)

VALUE OPPORTUNITIES FUND

	Class R3 Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31			9/28/2007(a) to 10/31/2007
			2010	2009	2008
Per Share Operating Performance
Net asset value, beginning of period	$14.34		$11.58	$ 9.87	$14.30	$14.21

Investment operations:

Net investment income (loss)(b)	(.04)		(.04)	(.05)	.02	–	(c)

Net realized and unrealized gain (loss)	2.84		2.80	1.78	(3.90)	.09

Total from investment operations	2.80		2.76	1.73	(3.88)	.09

Distributions to shareholders from:

Net investment income	–		–	(.02)	(.04)	–

Net realized gain	(.07)		–	–	(.51)	–

Total distributions	(.07)		–	(.02)	(.55)	–

Net asset value, end of period	$17.07		$14.34	$11.58	$ 9.87	$14.30

Total Return(d)	19.65	%(e)	23.73%	17.69%	(28.08)%	.63	%(e)

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.70	%(e)	1.49%	1.49%	1.49%	.12	%(e)

Expenses, including expense reductions, management fee waived and expenses reimbursed	.70	%(e)	1.49%	1.49%	1.48%	.12	%(e)

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.70	%(e)	1.50%	1.61%	1.58%	.16	%(e)

Net investment income (loss)	(.23	)%(e)	(.31)%	(.50)%	.19%	(.02	)%(e)

Supplemental Data:
Net assets, end of period (000)	$47,813		$20,456	$4,227	$1,814	$10

Portfolio turnover rate	23.59	%(e)	69.83%	77.87%	83.92%	100.58%

(a)	Commencement of operations was 9/28/2007, SEC effective date was 9/14/2007 and date shares first became available to the public was 10/1/2007.
(b)	Calculated using average shares outstanding during the period.
(c)	Amount is less than $.01.
(d)	Total return assumes the reinvestment of all distributions.
(e)	Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993.

The Trust currently consists of ten funds. This report covers the following seven funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes:

Funds	Classes
Lord Abbett Alpha Strategy Fund (“Alpha Strategy Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Fundamental Equity Fund (“Fundamental Equity Fund” )	A, B, C, F, I, P, R2 and R3
Lord Abbett International Core Equity Fund (“International Core Equity Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett International Dividend Income Fund (“International Dividend Income Fund”)	A, B, C, F, I, R2 and R3
Lord Abbett International Opportunities Fund (“International Opportunities Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Large-Cap Value Fund (“Large Cap Value Fund”)	A, B, C, F, I, P, R2 and R3
Lord Abbett Value Opportunities Fund (“Value Opportunities Fund”)	A, B, C, F, I, P, R2 and R3

As of the date of this report, Alpha Strategy Fund has not issued Class P shares and International Dividend Income Fund has not issued Class B shares. The Funds’ Class P shares are closed to substantially all investors, with certain exceptions as set forth in the Funds’ prospectus. The Funds no longer issue Class B shares for purchase.

Each of Alpha Strategy Fund’s, International Core Equity Fund’s, International Opportunities Fund’s, and Value Opportunities Fund’s investment objective is to seek long-term capital appreciation. Alpha Strategy Fund invests in other funds (“Underlying Funds”) managed by Lord, Abbett & Co. LLC (“Lord Abbett”). Fundamental Equity Fund’s investment objective is to seek long-term growth of capital and income without excessive fluctuations in market value. Each of International Dividend Income Fund’s and Large Cap Value Fund’s investment objective is to seek a high level of total return.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class B, C, F, I, P, R2 and R3 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus); Class B shares redeemed before the sixth anniversary of purchase; and Class C shares redeemed before the first anniversary of purchase. Class B shares will automatically convert to Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Notes to Financial Statements (unaudited)(continued)

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC (“NYSE”). Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued at the mean between the bid and asked prices on the basis of prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Investments in the Underlying Funds are valued at their NAV each business day at the close of regular trading on the NYSE, normally 4:00 p.m. Eastern time. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income in the Statements of Operations. Withholding taxes on foreign dividends have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended October 31, 2007 through October 31, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, B, C, F, P, R2 and R3 shares bear their class-specific share of all expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

Notes to Financial Statements (unaudited)(continued)

(f)	Foreign Transactions–The books and records of each Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in each Fund’s records at the rate prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions are included in Net realized gain on investments (net of foreign capital gain tax) and foreign currency related transactions on each Fund’s Statement of Operations. Each Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Funds use foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund may enter into forward foreign currency exchange contracts in order to reduce their exposure to changes in foreign currency exchange rates on their foreign portfolio holdings or gain or reduce exposure to foreign currency for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies on each Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain on investments (net of foreign capital gain tax) and foreign currency related transactions on each Fund’s Statement of Operations. As of April 30, 2011, each Fund had open forward foreign currency exchange contracts.

(h)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(i)

When-Issued or Forward Transactions–Each Fund and certain underlying funds of Alpha Strategy Fund may purchase portfolio securities on a when-issued or forward basis. When-issued or forward transactions involve a commitment by a Fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S.

Notes to Financial Statements (unaudited)(continued)

Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at each Fund’s custodian in order to pay for the commitment. At the time each Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. Each Fund generally has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(j)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments;

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 – significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing each Fund’s investments carried at fair value:

	Alpha Strategy Fund				Fundamental Equity Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$–	$–	$–	$–	$4,378,864	$–	$–	$4,378,864
Investments in Underlying Funds	1,090,686	–	–	1,090,686	–	–	–	–
Repurchase Agreement	–	567	–	567	–	235,534	–	235,534
Total	$1,090,686	$567	$–	$1,091,253	$4,378,864	$235,534	$–	$4,614,398

Notes to Financial Statements (unaudited)(continued)

	International Core Equity Fund				International Dividend Income Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$693,919	$389,903	$–	$1,083,822	$435,655	$135,477	$–	$571,132
Preferred Stock	5,474	–	–	5,474	4,358	–	–	4,358
Repurchase Agreement	–	9,314	–	9,314	–	7,745	–	7,745
Total	$699,393	$399,217	$–	$1,098,610	$440,013	$143,222	$–	$583,235
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$11,707	$–	$11,707	$–	$5,835	$–	$5,835
Liabilities	–	(5,038)	–	(5,038)	–	(2,473)	–	(2,473)
Total	$–	$6,669	$–	$6,669	$–	$3,362	$–	$3,362

	International Opportunities Fund				Large Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$266,920	$159,300	$–	$426,220	$54,148	$–	$–	$54,148
Preferred Stock	5,496	–	–	5,496	–	–	–	–
Rights	181	–	–	181
Repurchase Agreement	–	14,930	–	14,930	–	1,090	–	1,090
Total	$272,597	$174,230	$–	$446,827	$54,148	$1,090	$–	$55,238
Other Financial Instruments
Forward Foreign Currency Exchange Contracts
Assets	$–	$3,764	$–	$3,764
Liabilities	–	(791)	–	(791)
Total	$–	$2,973	$–	$2,973

	Value Opportunities Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$1,880,372	$–	$–	$1,880,372
Repurchase Agreement	–	91,166	–	91,166
Total	$1,880,372	$91,166	$–	$1,971,538

*	See Schedule of Investments for fair values in each industry.

As of October 31, 2010, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund utilized adjusted valuations of foreign securities (as described in Note 2(a)) to more accurately reflect their fair value as of the close of regular trading on the NYSE, which resulted in Level 1 inputs for substantially all foreign securities. As of April 30, 2011, each Fund utilized the last sale or official closing price on the exchange or system on which the foreign securities are principally traded. Accordingly, the valuations of foreign securities as of April 30, 2011 were categorized as Level 2 inputs. During the period ended April 30, 2011, all foreign securities held by each Fund that were classified as Level 1 as of October 31, 2010 that remain in the portfolio as of April 30, 2011 were transferred from Level 1 to Level 2. As of October 31, 2010, the value of foreign securities included in Level 1 for each Fund were approximately $955,285,000, $434,978,000 and $356,667,000, respectively.

(k)

Disclosures about Derivative Instruments and Hedging Activities–International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund entered into forward foreign currency exchange contracts during the six months ended

Notes to Financial Statements (unaudited)(continued)

April 30, 2011 (as described in note 2(g)). A forward foreign currency exchange contract reduces each Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. Each Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and each Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. Each Fund’s risk of loss from counterparty credit risk is the unrealized appreciation/depreciation on forward foreign currency exchange contracts.

As of April 30, 2011, International Core Equity Fund, International Dividend Income Fund and International Opportunities Fund had the following forward foreign currency exchange contracts:

	Asset Derivatives(1)	Liability Derivatives(2)
International Core Equity Fund	$11,706,872	$5,037,979
International Dividend Income Fund	5,834,601	2,473,075
International Opportunities Fund	3,764,490	791,759

	Net Realized Gain (Loss)(3)	Net Change in Unrealized Appreciation/ Depreciation(4)	Average Notional Amounts*(5)
International Core Equity Fund	$307,535	$4,644,833	$186,483,741
International Dividend Income Fund	1,601,086	2,347,353	140,256,083
International Opportunities Fund	1,325,525	3,203,413	83,561,516

*	Calculated based on the notional amounts for the six months ended April 30, 2011.
(1)	Statements of Assets & Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statements of Assets & Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
(3)	Statements of Operations location: Net realized gain on investments (net of foreign capital gains tax) and foreign currency related transactions.
(4)	Statements of Operations location: Net change in unrealized appreciation/depreciation on investments and translation of assets and liabilities denominated in foreign currencies.
(5)	Amount represents notional amounts in U.S. dollars.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

Notes to Financial Statements (unaudited)(continued)

For the six month ended April 30, 2011, the effective management fee, net of waivers, was at the following annualized rate of each Fund’s average daily net assets:

	Effective Management Fee
Alpha Strategy Fund	.00%	(1)
Fundamental Equity Fund	.52%	(2)
International Core Equity Fund	.47%	(3)
International Dividend Income Fund	.46%	(3)
International Opportunities Fund	.75%	(3)
Large Cap Value Fund	.40%	(4)
Value Opportunities Fund	.73%	(3)

(1)

For the period November 1, 2010 through February 28, 2011, Lord Abbett contractually agreed to waive its .10% management fee. For the period from March 1, 2011 through February 29, 2012, Lord Abbett has contractually agreed to waive .05% of its management fee. This agreement may be terminated only upon the approval of the Fund’s Board of Trustees. Effective March 1, 2011, Lord Abbett voluntarily agreed to reimburse an additional .05% of its management fee. Lord Abbett may discontinue the voluntary reimbursement or change the level of its voluntary reimbursement at any time.

(2)	The management fee for Fundamental Equity Fund is based on the Fund’s average daily net assets at the following annual rates:

First $200 million	.75%
Next $300 million	.65%
Over $500 million	.50%

(3)

The management fee for International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund and Value Opportunities Fund is based on the average daily net assets at the following annual rates:

First $1 billion	.75%
Next $1 billion	.70%
Over $2 billion	.65%

(4)	The management fee for Large Cap Value Fund is based on the average daily net assets at the following annual rates:

First $2 billion	.40%
Next $3 billion	.375%
Over $5 billion	.35%

For the period November 1, 2010 through February 29, 2012, Lord Abbett contractually agreed to waive all or a portion of its management fee and, if necessary, reimburse other expenses, to the extent necessary so that the total net annual operating expenses for each class, excluding 12b-1 fees, do not exceed the following annual rates:

Rate
International Core Equity Fund	.77%
International Dividend Income Fund	.77%
International Opportunities Fund	1.35%

All contractual management fee waiver and expense reimbursement agreements between the Funds and Lord Abbett may be terminated only upon the approval of the Funds’ Board of Trustees.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets. The Alpha Strategy Fund does not pay such a fee.

Notes to Financial Statements (unaudited)(continued)

Alpha Strategy Fund has entered into a Servicing Arrangement with the Underlying Funds in which it invests (Lord Abbett Developing Growth Fund, Inc.; Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund; Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund; and Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund, Lord Abbett Micro-Cap Growth Fund, Lord Abbett Micro-Cap Value Fund and Lord Abbett Value Opportunities Fund), pursuant to which each Underlying Fund will pay a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of total Underlying Fund shares owned by Alpha Strategy Fund. The expenses assumed by the Underlying Funds are reflected in Expenses assumed by Underlying Funds on Alpha Strategy Fund’s Statement of Operations and Receivables from affiliates on Alpha Strategy Fund’s Statement of Assets and Liabilities.

In addition, Fundamental Equity Fund, International Core Equity Fund, International Dividend Income Fund, International Opportunities Fund, and Value Opportunities Fund, along with certain other funds managed by Lord Abbett, have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund of Lord Abbett Securities Trust, Lord Abbett Balanced Strategy Fund, Lord Abbett Diversified Equity Strategy Fund, Lord Abbett Diversified Income Strategy Fund, and Lord Abbett Growth & Income Strategy Fund of Lord Abbett Investment Trust, and Lord Abbett Global Allocation Fund of Lord Abbett Global Fund, Inc. (each, a “Fund of Funds”), pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of each Fund of Funds in proportion to the average daily value of the Underlying Fund shares owned by each Fund of Funds. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliates on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2011, the percentages of Fundamental Equity Fund’s, International Core Equity Fund’s, International Dividend Income Fund’s, International Opportunities Fund’s and Value Opportunities Fund’s outstanding shares owned by each Fund of Funds were as follows:

Underlying Funds
Fund of Funds	Fundamental Equity Fund	International Core Equity Fund	International Dividend Income Fund	International Opportunities Fund	Value Opportunities Fund
Alpha Strategy Fund	–	–	–	49.15%	5.34%
Balanced Strategy Fund	–	6.90%	34.16%	–	–
Diversified Equity Strategy Fund	.45%	2.26%	–	3.81%	1.04%
Diversified Income Strategy Fund	–	–	3.32%	–	–
Global Allocation Fund	.29%	.96%	9.61%	3.25%	–
Growth & Income Strategy Fund	1.51%	8.19%	6.16%	8.13%	1.72%

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A, B, C, F, P, R2 and R3 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets as follows:

Fees*	Class A(1)	Class B(2)	Class C	Class F	Class P(3)	Class R2	Class R3
Service	.25%	.25%	.25%	–	.25%	.25%	.25%
Distribution	.10%	.75%	.75%	.10%	.20%	.35%	.25%

*

The Funds may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.

(1)	Effective March 1, 2011, Class A 12b-1 fees for Alpha Strategy Fund were reduced to .25% (.25% service, .00% distribution) of the Fund’s average daily net assets.
(2)	International Dividend Income Fund has not issued Class B shares.
(3)	Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund and Value Opportunities Fund only.

Class I shares do not have a distribution plan.

Commissions

Distributor received the following commissions on sales of shares of the Funds, after concessions were paid to authorized dealers, for the six months ended April 30, 2011:

	Distributor Commissions	Dealers’ Concessions
Alpha Strategy Fund	$204,812	$1,157,569
Fundamental Equity Fund	788,712	4,422,076
International Core Equity Fund	133,272	702,598
International Dividend Income Fund	259,178	1,372,881
International Opportunities Fund	17,062	93,610
Large Cap Value Fund	16,605	88,985
Value Opportunities Fund	378,044	2,154,210

Distributor received the following amount of CDSCs for the six months ended April 30, 2011:

	Class A	Class C
Alpha Strategy Fund	$366	$18,887
Fundamental Equity Fund	4,293	40,367
International Core Equity Fund	986	5,206
International Dividend Income Fund	–	2,763
International Opportunities Fund	945	1,614
Large Cap Value Fund	10,043	425
Value Opportunities Fund	4,099	19,134

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid quarterly for International Dividend Income Fund and annually for Alpha Strategy Fund, Fundamental Equity Fund, International Core Equity Fund, International Opportunities Fund, Large Cap Value Fund, and Value Opportunities Fund. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss

Notes to Financial Statements (unaudited)(continued)

carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended April 30, 2011 and the fiscal year ended October 31, 2010 was as follows:

	Alpha Strategy Fund		Fundamental Equity Fund
	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010
Distributions paid from:
Ordinary income	$–	$622,228	$8,731,605	$1,343,712
Total distributions paid	$–	$622,228	$8,731,605	$1,343,712

	International Core Equity Fund		International Dividend Income Fund
	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010
Distributions paid from:
Ordinary income	$11,340,221	$5,933,629	$7,244,855	$16,214,628
Total distributions paid	$11,340,221	$5,933,629	$7,244,855	$16,214,628

	International Opportunities Fund		Large Cap Value Fund
	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010
Distributions paid from:
Ordinary income	$2,108,440	$2,596,581	$203,870	$302,063
Total distributions paid	$2,108,440	$2,596,581	$203,870	$302,063

	Value Opportunities Fund
	Six Months Ended 4/30/2011 (unaudited)	Year Ended 10/31/2010
Distributions paid from:
Net long-term capital gains	$6,027,534	$–
Total distributions paid	$6,027,534	$–

Notes to Financial Statements (unaudited)(continued)

As of October 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	2018	Total
Alpha Strategy Fund	$–	$13,821,425	$96,571	$13,917,996
Fundamental Equity Fund	–	133,165,562	–	133,165,562
International Core Equity Fund	152,133,656	232,452,344	–	384,586,000
International Dividend Income Fund	11,079,948	13,669,537	–	24,749,485
International Opportunities Fund	43,435,548	69,019,510	–	112,455,058
Large Cap Value Fund	3,164,189	13,948,402	–	17,112,591

As of April 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Alpha Strategy Fund	Fundamental Equity Fund	International Core Equity Fund
Tax cost	$855,104,395	$3,706,832,729	$879,492,515
Gross unrealized gain	236,148,641	925,787,572	227,289,884
Gross unrealized loss	–	(18,221,906)	(8,172,215)
Net unrealized security gain	$236,148,641	$907,565,666	$219,117,669

	International Dividend Income Fund	International Opportunities Fund	Large Cap Value Fund
Tax cost	$506,641,160	$362,682,851	$43,740,232
Gross unrealized gain	78,062,405	90,339,346	11,736,172
Gross unrealized loss	(1,468,674)	(6,194,951)	(238,764)
Net unrealized security gain	$76,593,731	$84,144,395	$11,497,408

	Value Opportunities Fund
Tax cost	$1,605,953,804
Gross unrealized gain	368,593,387
Gross unrealized loss	(3,009,689)
Net unrealized security gain	$365,583,698

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities and wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2011 were as follows:

	Purchases	Sales
Alpha Strategy Fund	$89,677,418	$7,187,836
Fundamental Equity Fund	1,566,856,949	875,137,212

Notes to Financial Statements (unaudited)(continued)

	Purchases	Sales
International Core Equity Fund	$409,805,849	$394,593,788
International Dividend Income Fund	348,016,073	265,316,169
International Opportunities Fund	219,427,581	190,297,156
Large Cap Value Fund	7,080,609	5,426,546
Value Opportunities Fund	895,844,824	338,991,475

There were no purchases or sales of U.S. Government securities for the six months ended April 30, 2011.

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with each Fund’s transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

The Funds and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Funds’ Statements of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Funds paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statements of Operations over the annual period of the Facility.

On November 22, 2010, the Funds and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by the Funds and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2011.

Notes to Financial Statements (unaudited)(continued)

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year or any company which is under common ownership or control. The Alpha Strategy Fund had the following transactions with affiliated issuers (i.e., the Underlying Funds) during the six months ended April 30, 2011:

Affiliated Issuer	Balance of Shares Held at 10/31/2010	Gross Additions	Gross Sales	Balance of Shares Held at 4/30/2011	Value at 4/30/2011	Net Realized Gain 11/1/2010 to 4/30/2011		Dividend Income 11/1/2010 to 4/30/2011
Lord Abbett Developing Growth Fund, Inc. – Class I	8,321,160	186,250	93,958	8,413,452	$220,600,720	$764,638		$–
Lord Abbett Securities Trust – International Opportunities Fund – Class I	13,081,961	2,034,225	236,626	14,879,560	220,961,465	412,806		1,258,773
Lord Abbett Securities Trust – Micro-Cap Growth Fund – Class I	5,314,492	312,992	–	5,627,484	111,086,532	–		–
Lord Abbett Securities Trust – Micro-Cap Value Fund – Class I	3,252,429	529,371	–	3,781,800	106,306,398	–		–
Lord Abbett Blend Trust – Small-Cap Blend Fund – Class I	5,532,997	510,028	–	6,043,025	109,439,185	–		–
Lord Abbett Research Fund, Inc. – Small-Cap Value Fund – Class I	5,330,980	531,223	49,911	5,812,292	214,880,446	987,634		474,600
Lord Abbett Securities Trust – Value Opportunities Fund – Class I	5,357,688	822,488	–	6,180,176	107,411,454	405,375	(a)	–
					$1,090,686,200	$2,570,453		$1,733,373

(a)	Amount represents distributed capital gains.

11.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing. The value of an investment will fluctuate in response to movements in the equity securities markets in general and to the changing prospects of individual companies in which the Funds invest.

Large company value stocks, in which each of the Fundamental Equity Fund and Large Cap Value Fund invest, may perform differently than the market as a whole and other types of stocks, such as small company stocks and growth stocks. Small and mid-sized company stocks, in which Value Opportunities Fund invests, may also perform differently than the market as a whole and other types of stocks, such as large-company and growth stocks. This is because different types of stocks tend to shift in and out of favor depending on market and economic conditions. The market may fail to recognize the intrinsic value of a particular value stock for a long time. The small and mid-sized company stocks in which Value Opportunities Fund invests may be less able to weather economic shifts or other adverse developments than those of larger, more established companies.

Notes to Financial Statements (unaudited)(continued)

In addition, if a Fund’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds, even in a rising market.

In addition, although Fundamental Equity Fund invests a significant portion of its assets in large-cap company stocks, it also invests in mid-cap and small-cap company stocks which may be more volatile and less liquid than large-cap stocks.

International Core Equity Fund is subject to the risks of investing in foreign securities, the securities of large foreign companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls.

International Dividend Income Fund is also subject to the risks of investing in foreign securities, dividend yielding stocks, and derivatives. Foreign securities may pose greater risks than domestic securities, including price fluctuations and higher transaction costs. These risks are generally greater for securities issued by companies in emerging market companies. Dividend paying stocks may be sensitive to changes in market interest rates, and the prices of such stocks may decline as rates rise. The International Dividend Income Fund may be subject to the volatility of stocks that have high dividends per share due to recent decreases in their share prices. The International Dividend Income Fund may invest a significant portion of its assets in small and mid-sized companies that may be less able to weather economic shifts or other adverse developments than larger, more established companies.

International Opportunities Fund is also subject to the risks of investing in foreign securities, the securities of small-cap companies, and derivatives. Foreign securities may pose greater risks than domestic securities, including greater price fluctuations and higher transaction costs. Foreign investments also may be affected by changes in currency rates or currency controls. Investing in small-cap companies generally involves greater risks than investing in the stocks of large-cap companies, including more volatility and less liquidity.

Alpha Strategy Fund’s investments are concentrated in the Underlying Funds and, as a result, the Fund’s performance is directly related to their performance and subject to their risks, including those associated with foreign investments and small-cap companies.

Due to their investments in multinational and foreign companies, Fundamental Equity Fund, Large Cap Value Fund, Value Opportunities Fund, and Alpha Strategy Fund may experience increased market, liquidity, currency, political, information and other risks.

Each Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with investing directly in securities and other investments.

These factors can affect each Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

12.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Alpha Strategy Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	4,184,438	$101,787,364	7,400,634	$145,968,287
Converted from Class B*	61,117	1,510,268	151,473	2,936,219
Reinvestment of distributions	–	–	19,837	378,496
Shares reacquired	(2,939,801)	(70,785,485)	(6,339,701)	(122,439,579)
Increase	1,305,754	$32,512,147	1,232,243	$26,843,423

Class B Shares
Shares sold	39,403	$898,145	217,187	$3,975,980
Shares reacquired	(139,535)	(3,217,562)	(356,521)	(6,660,952)
Converted to Class A*	(64,694)	(1,510,268)	(159,505)	(2,936,219)
Decrease	(164,826)	$(3,829,685)	(298,839)	$(5,621,191)

Class C Shares
Shares sold	1,800,293	$41,128,615	3,139,551	$58,353,354
Shares reacquired	(973,620)	(22,168,273)	(2,292,785)	(42,225,950)
Increase	826,673	$18,960,342	846,766	$16,127,404

Class F Shares
Shares sold	2,533,059	$61,003,609	5,277,445	$102,635,788
Reinvestment of distributions	–	–	1,801	34,257
Shares reacquired	(1,066,600)	(26,576,683)	(1,515,972)	(29,880,722)
Increase	1,466,459	$34,426,926	3,763,274	$72,789,323

Class I Shares
Shares sold	382,304	$9,686,975	577,711	$10,997,241
Reinvestment of distributions	–	–	3,737	71,480
Shares reacquired	(424,356)	(10,840,606)	(108,811)	(2,169,710)
Increase (decrease)	(42,052)	$(1,153,631)	472,637	$8,899,011

Class R2 Shares
Shares sold	42,131	$986,396	112,908	$2,193,904
Shares reacquired	(48,287)	(1,215,497)	(38,636)	(753,522)
Increase (decrease)	(6,156)	$(229,101)	74,272	$1,440,382

Class R3 Shares
Shares sold	363,784	$8,762,102	975,084	$19,112,064
Reinvestment of distributions	–	–	176	3,337
Shares reacquired	(311,356)	(7,631,902)	(328,687)	(6,410,660)
Increase	52,428	$1,130,200	646,573	$12,704,741
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	41,823,803	$555,786,785	34,959,824	$390,476,248
Converted from Class B*	509,399	6,807,406	1,255,441	13,967,919
Reinvestment of distributions	431,575	5,178,866	59,842	632,526
Shares reacquired	(21,767,973)	(282,517,512)	(46,537,038)	(513,825,313)
Increase (decrease)	20,996,804	$285,255,545	(10,261,931)	$(108,748,620)

Class B Shares
Shares sold	294,418	$3,695,373	1,078,163	$11,380,944
Shares reacquired	(1,427,864)	(17,986,534)	(3,409,284)	(36,376,875)
Converted to Class A*	(533,635)	(6,807,406)	(1,311,790)	(13,967,919)
Decrease	(1,667,081)	$(21,098,567)	(3,642,911)	$(38,963,850)

Class C Shares
Shares sold	16,354,416	$206,838,727	12,927,392	$137,645,640
Shares reacquired	(4,371,769)	(54,810,216)	(10,367,812)	(109,477,856)
Increase	11,982,647	$152,028,511	2,559,580	$28,167,784

Class F Shares
Shares sold	27,628,480	$360,688,836	20,345,349	$224,042,797
Reinvestment of distributions	113,052	1,349,837	8,302	87,339
Shares reacquired	(6,041,036)	(78,194,691)	(3,980,520)	(44,208,603)
Increase	21,700,496	$283,843,982	16,373,131	$179,921,533

Class I Shares
Shares sold	6,508,065	$87,274,350	4,896,216	$52,456,024
Reinvestment of distributions	85,242	1,026,317	42,088	446,140
Shares reacquired	(2,205,721)	(29,733,858)	(1,204,891)	(13,383,209)
Increase	4,387,586	$58,566,809	3,733,413	$39,518,955

Class P Shares
Shares sold	363,991	$4,750,268	580,910	$6,363,623
Reinvestment of distributions	5,137	60,973	–	–
Shares reacquired	(456,102)	(5,995,297)	(951,044)	(10,472,990)
Decrease	(86,974)	$(1,184,056)	(370,134)	$(4,109,367)

Class R2 Shares
Shares sold	1,006,503	$13,151,747	288,081	$3,190,125
Reinvestment of distributions	327	3,877	–	–
Shares reacquired	(201,691)	(2,700,519)	(30,019)	(334,538)
Increase	805,139	$10,455,105	258,062	$2,855,587
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Fundamental Equity Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class R3 Shares	Shares	Amount	Shares	Amount
Shares sold	5,526,034	$72,820,861	5,326,961	$59,183,895
Reinvestment of distributions	12,471	148,520	114	1,200
Shares reacquired	(2,160,213)	(28,848,204)	(2,455,129)	(27,587,170)
Increase	3,378,292	$44,121,177	2,871,946	$31,597,925

International Core Equity Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	3,067,227	$38,188,626	8,651,626	$97,928,521
Converted from Class B*	62,355	779,698	198,674	2,225,987
Reinvestment of distributions	461,742	5,503,961	336,743	3,822,033
Shares reacquired	(6,194,611)	(77,092,575)	(15,757,145)	(175,882,091)
Decrease	(2,603,287)	$(32,620,290)	(6,570,102)	$(71,905,550)

Class B Shares
Shares sold	56,659	$693,462	462,517	$5,225,824
Reinvestment of distributions	12,172	143,388	5,198	58,333
Shares reacquired	(429,670)	(5,267,064)	(918,272)	(10,079,395)
Converted to Class A*	(63,193)	(779,698)	(201,555)	(2,225,987)
Decrease	(424,032)	$(5,209,912)	(652,112)	$(7,021,225)

Class C Shares
Shares sold	393,866	$4,843,216	1,313,964	$14,721,059
Reinvestment of distributions	25,820	304,674	10,481	117,809
Shares reacquired	(1,204,931)	(14,792,313)	(3,216,799)	(35,491,068)
Decrease	(785,245)	$(9,644,423)	(1,892,354)	$(20,652,200)

Class F Shares
Shares sold	2,509,139	$31,174,575	2,368,795	$26,243,314
Reinvestment of distributions	33,906	401,454	2,217	25,001
Shares reacquired	(638,654)	(7,966,497)	(599,060)	(6,568,988)
Increase	1,904,391	$23,609,532	1,771,952	$19,699,327

Class I Shares
Shares sold	5,353,905	$65,248,455	9,476,441	$98,771,323
Reinvestment of distributions	364,403	4,361,901	145,794	1,662,058
Shares reacquired	(1,201,537)	(15,225,276)	(2,598,419)	(28,826,762)
Increase	4,516,771	$54,385,080	7,023,816	$71,606,619
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

International Core Equity Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	14,069	$172,941	59,324	$675,161
Reinvestment of distributions	485	5,747	363	4,096
Shares reacquired	(115,939)	(1,437,013)	(77,108)	(870,324)
Decrease	(101,385)	$(1,258,325)	(17,421)	$(191,067)

Class R2 Shares
Shares sold	9,773	$123,423	47,959	$521,301
Reinvestment of distributions	151	1,801	3	31
Shares reacquired	(1,377)	(16,982)	(1,659)	(18,342)
Increase	8,547	$108,242	46,303	$502,990

Class R3 Shares
Shares sold	368,485	$4,537,283	864,876	$9,592,144
Reinvestment of distributions	9,577	112,909	965	10,850
Shares reacquired	(191,253)	(2,367,536)	(127,013)	(1,376,765)
Increase	186,809	$2,282,656	738,828	$8,226,229

International Dividend Income Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	7,959,427	$69,975,640	14,630,802	$120,785,029
Reinvestment of distributions	271,192	2,354,120	535,912	4,184,584
Shares reacquired	(3,487,855)	(30,682,498)	(2,786,194)	(22,327,520)
Increase	4,742,764	$41,647,262	12,380,520	$102,642,093

Class C Shares
Shares sold	672,211	$5,850,876	1,260,081	$10,434,520
Reinvestment of distributions	15,314	132,093	29,797	230,808
Shares reacquired	(302,177)	(2,629,176)	(246,967)	(1,999,889)
Increase	385,348	$3,353,793	1,042,911	$8,665,439

Class F Shares
Shares sold	1,332,865	$11,686,962	2,140,719	$17,682,599
Reinvestment of distributions	15,260	132,645	17,500	136,236
Shares reacquired	(498,903)	(4,434,658)	(899,865)	(7,041,658)
Increase	849,222	$7,384,949	1,258,354	$10,777,177

Class I Shares
Shares sold	3,215,208	$27,646,263	4,034,661	$33,410,114
Reinvestment of distributions	494,849	4,304,180	1,382,501	10,892,962
Shares reacquired	(1,564,853)	(14,226,755)	(2,174,410)	(17,562,160)
Increase	2,145,204	$17,723,688	3,242,752	$26,740,916
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

International Dividend Income Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class R2 Shares	Shares	Amount	Shares	Amount
Reinvestment of distributions	14.542	$128	43	$340
Increase	14.542	$128	43	$340

Class R3 Shares
Shares sold	9,242	$81,386	11,412	$100,555
Reinvestment of distributions	192	1,691	407	3,175
Shares reacquired	(1,833)	(16,290)	(96)	(834)
Increase	7,601	$66,787	11,723	$102,896

International Opportunities Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	636,064	$8,452,948	1,461,313	$16,441,084
Converted from Class B*	55,191	738,449	110,888	1,255,097
Reinvestment of distributions	28,801	373,844	63,475	705,227
Shares reacquired	(1,001,913)	(13,337,541)	(2,611,924)	(29,139,655)
Decrease	(281,857)	$(3,772,300)	(976,248)	$(10,738,247)

Class B Shares
Shares sold	24,970	$319,253	145,394	$1,558,758
Reinvestment of distributions	–	–	3,849	40,821
Shares reacquired	(151,615)	(1,913,896)	(542,632)	(5,779,790)
Converted to Class A*	(58,042)	(738,449)	(116,460)	(1,255,097)
Decrease	(184,687)	$(2,333,092)	(509,849)	$(5,435,308)

Class C Shares
Shares sold	137,840	$1,724,979	313,777	$3,370,300
Reinvestment of distributions	–	–	6,303	66,497
Shares reacquired	(276,268)	(3,466,153)	(816,894)	(8,648,943)
Decrease	(138,428)	$(1,741,174)	(496,814)	$(5,212,146)

Class F Shares
Shares sold	47,545	$620,844	90,418	$991,054
Reinvestment of distributions	549	7,072	74	813
Shares reacquired	(36,195)	(477,546)	(53,630)	(587,687)
Increase	11,899	$150,370	36,862	$404,180

Class I Shares
Shares sold	3,006,726	$40,911,165	3,711,401	$42,385,602
Reinvestment of distributions	127,433	1,691,087	152,278	1,728,360
Shares reacquired	(793,998)	(10,984,454)	(910,369)	(10,399,884)
Increase	2,340,161	$31,617,798	2,953,310	$33,714,078
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

International Opportunities Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class P Shares	Shares	Amount	Shares	Amount
Shares sold	3,690	$49,596	8,790	$102,836
Reinvestment of distributions	223	2,941	468	5,289
Shares reacquired	(3,316)	(44,682)	(12,332)	(140,483)
Increase (decrease)	597	$7,855	(3,074)	$(32,358)

Class R2 Shares
Shares sold	388	$5,199	3,750	$41,515
Reinvestment of distributions	7	92	35	382
Shares reacquired	–	–	(4,808)	(52,508)
Increase (decrease)	395	$5,291	(1,023)	$(10,611)

Class R3 Shares
Shares sold	145,013	$1,912,706	254,546	$2,821,615
Reinvestment of distributions	1,137	14,583	522	5,737
Shares reacquired	(57,086)	(751,517)	(71,967)	(794,458)
Increase	89,064	$1,175,772	183,101	$2,032,894

Large Cap Value Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	684,949	$7,151,541	840,555	$7,775,860
Converted from Class B*	4,500	44,651	40,564	368,454
Reinvestment of distributions	11,199	106,052	17,821	161,815
Shares reacquired	(608,382)	(6,303,136)	(1,170,207)	(10,640,672)
Increase (decrease)	92,266	$999,108	(271,267)	$(2,334,543)

Class B Shares
Shares sold	27,566	$282,377	71,465	$640,022
Reinvestment of distributions	–	–	95	855
Shares reacquired	(48,189)	(505,980)	(72,630)	(650,363)
Converted to Class A*	(4,565)	(44,651)	(41,188)	(368,454)
Decrease	(25,188)	$(268,254)	(42,258)	$(377,940)

Class C Shares
Shares sold	98,725	$1,013,869	168,589	$1,527,546
Reinvestment of distributions	–	–	623	5,596
Shares reacquired	(57,064)	(592,067)	(245,620)	(2,212,123)
Increase (decrease)	41,661	$421,802	(76,408)	$(678,981)
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Notes to Financial Statements (unaudited)(continued)

Large Cap Value Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class F Shares	Shares	Amount	Shares	Amount
Shares sold	51,908	$536,618	47,735	$447,711
Reinvestment of distributions	130	1,232	23	202
Shares reacquired	(8,189)	(81,583)	(8,631)	(78,903)
Increase	43,849	$456,267	39,127	$369,010

Class I Shares
Shares sold	129,436	$1,407,094	240,730	$2,132,470
Reinvestment of distributions	7,357	69,884	10,563	96,228
Shares reacquired	(127,937)	(1,393,715)	(544,417)	(5,015,847)
Increase (decrease)	8,856	$83,263	(293,124)	$(2,787,149)

Class P Shares
Shares sold	–	$–	– (a)	$1
Reinvestment of distributions	4.813	46	7.366	65
Shares reacquired	–	–	–	–
Increase	4.813	$46	7.366	$66

			Period Ended October 31, 2010†
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	–	$–	1,030.438	$10,026
Reinvestment of distributions	4	34	–	–
Increase	4	$34	1,030.438	$10,026

Class R3 Shares
Shares sold	10,662	$112,347	11,185	$102,520
Reinvestment of distributions	66	631	–	–
Shares reacquired	(2,540)	(27,159)	(780)	(7,242)
Increase	8,188	$85,819	10,405	$95,278

Value Opportunities Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	21,658,989	$350,780,775	33,623,998	$440,905,479
Converted from Class B*	68,507	1,112,323	340,891	4,574,819
Reinvestment of distributions	195,810	2,841,200	–	–
Shares reacquired	(7,543,566)	(120,620,077)	(15,122,082)	(201,738,694)
Increase	14,379,740	$234,114,221	18,842,807	$243,741,604
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

†	For the period March 23, 2010 (commencement of operations) to October 31, 2010.
(a)	Value is less than 1 share.

Notes to Financial Statements (unaudited)(concluded)

Value Opportunities Fund	Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class B Shares	Shares	Amount	Shares	Amount
Shares sold	91,303	$1,410,905	380,987	$4,930,904
Reinvestment of distributions	5,846	82,368	–	–
Shares reacquired	(145,631)	(2,247,805)	(315,166)	(4,056,029)
Converted to Class A*	(70,680)	(1,112,323)	(349,607)	(4,574,819)
Decrease	(119,162)	$(1,866,855)	(283,786)	$(3,699,944)

Class C Shares
Shares sold	6,542,740	$102,910,170	5,068,716	$66,602,722
Reinvestment of distributions	43,442	611,665	–	–
Shares reacquired	(860,028)	(13,428,446)	(1,562,977)	(20,167,959)
Increase	5,726,154	$90,093,389	3,505,739	$46,434,763

Class F Shares
Shares sold	14,213,507	$230,734,807	9,453,046	$127,537,837
Reinvestment of distributions	43,211	627,437	–	–
Shares reacquired	(2,057,522)	(33,352,127)	(2,253,790)	(29,986,571)
Increase	12,199,196	$198,010,117	7,199,256	$97,551,266

Class I Shares
Shares sold	4,818,679	$79,279,733	3,126,931	$41,646,464
Reinvestment of distributions	65,098	952,377	–	–
Shares reacquired	(1,573,571)	(25,877,463)	(454,765)	(6,042,698)
Increase	3,310,206	$54,354,647	2,672,166	$35,603,766

Class P Shares
Shares sold	79,536	$1,285,062	91,706	$1,245,637
Reinvestment of distributions	1,286	18,586	–	–
Shares reacquired	(147,748)	(2,382,999)	(86,429)	(1,139,165)
Increase (decrease)	(66,926)	$(1,079,351)	5,277	$106,472

Class R2 Shares
Shares sold	257,233	$4,152,862	95,943	$1,281,765
Reinvestment of distributions	524	7,548	–	–
Shares reacquired	(45,226)	(739,012)	(45,462)	(582,066)
Increase	212,531	$3,421,398	50,481	$699,699

Class R3 Shares
Shares sold	1,903,702	$30,647,943	1,388,482	$18,281,425
Reinvestment of distributions	6,944	100,002	–	–
Shares reacquired	(536,023)	(8,673,152)	(327,412)	(4,386,211)
Increase	1,374,623	$22,074,793	1,061,070	$13,895,214
*

Automatic conversion of Class B shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted.

Investments in Underlying Funds (unaudited)

Alpha Strategy Fund invests in Underlying Funds managed by Lord Abbett. As of April 30, 2011, Alpha Strategy Fund’s long-term investments were allocated among the Underlying Funds as follows:

Underlying Fund Name	% of Investments
Lord Abbett Developing Growth Fund, Inc. – Class I	20.23%
Lord Abbett Securities Trust – Lord Abbett International Opportunities Fund – Class I	20.26%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Growth Fund – Class I	10.18%
Lord Abbett Securities Trust – Lord Abbett Micro-Cap Value Fund – Class I	9.75%
Lord Abbett Blend Trust – Lord Abbett Small-Cap Blend Fund – Class I	10.03%
Lord Abbett Research Fund, Inc. – Lord Abbett Small-Cap Value Fund – Class I	19.70%
Lord Abbett Securities Trust – Lord Abbett Value Opportunities Fund – Class I	9.85%

The Ten Largest Holdings and the Holdings by Sector, as of April 30, 2011, for each Underlying Fund are presented below. Each Underlying Fund’s annual and semiannual reports, which are sent to shareholders and filed with the SEC, contain information about the Fund’s portfolio holdings, including a complete schedule of holdings. A complete schedule of holdings for each Underlying Fund is also filed with the SEC on Form N-Q as of the end of each respective Underlying Fund’s first and third quarters. In addition, on or about the first day of the second month following each calendar quarter-end, each Fund makes publicly available a complete schedule of its portfolio holdings as of the last day of each such quarter. The information for the most recently ended calendar quarter may be viewed at www.lordabbett.com or requested at no charge by calling Lord Abbett at 888-522-2388.

Lord Abbett Developing Growth Fund, Inc.

Ten Largest Holdings	% of Investments
Financial Engines, Inc.	2.18%
Synchronoss Technologies, Inc.	1.81%
VeriFone Systems, Inc.	1.79%
CARBO Ceramics, Inc.	1.76%
IPG Photonics Corp.	1.69%
Chart Industries, Inc.	1.56%
Cepheid, Inc.	1.56%
Ariba, Inc.	1.54%
Aruba Networks, Inc.	1.53%
Dick’s Sporting Goods, Inc.	1.52%

Holdings by Sector*	% of Investments
Consumer Discretionary	15.69%
Consumer Staples	0.61%
Energy	6.26%
Financials	10.38%
Health Care	19.64%
Industrials	13.43%
Information Technology	28.76%
Materials	2.76%
Short-Term Investment	2.47%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – International Opportunities Fund

Ten Largest Holdings	% of Investments
Brunel International NV	1.40%
Gree, Inc.	1.39%
Incitec Pivot Ltd.	1.38%
Gerresheimer AG	1.38%
Start Today Co., Ltd.	1.34%
Nabtesco Corp.	1.33%
FP Corp.	1.30%
Brasil Insurance Participacoes e Administracao SA	1.30%
Ipsos SA	1.26%
Rheinmetall AG	1.26%

Holdings by Sector*	% of Investments
Consumer Discretionary	20.63%
Consumer Staples	6.37%
Energy	5.98%
Financials	16.70%
Health Care	2.25%
Industrials	22.22%
Information Technology	8.97%
Materials	11.06%
Telecommunication Services	0.57%
Utilities	1.91%
Short-Term Investment	3.34%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Micro Cap Growth Fund

Ten Largest Holdings	% of Investments
Financial Engines, Inc.	2.43%
Hibbett Sports, Inc.	1.98%
Chart Industries, Inc.	1.97%
Body Central Corp.	1.94%
iRobot Corp.	1.93%
Shutterfly, Inc.	1.91%
Endologix, Inc.	1.90%
Global Geophysical Services, Inc.	1.81%
ShoreTel, Inc.	1.80%
Insulet Corp.	1.79%

Holdings by Sector*	% of Investments
Consumer Discretionary	16.58%
Consumer Staples	0.73%
Energy	4.52%
Financials	12.79%
Health Care	21.81%
Industrials	11.37%
Information Technology	27.61%
Materials	2.60%
Short-Term Investment	1.99%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(continued)

Lord Abbett Securities Trust – Micro Cap Value Fund

Ten Largest Holdings	% of Investments
Overhill Farms, Inc.	2.38%
Multi-Color Corp.	2.13%
Commercial Vehicle Group, Inc.	1.87%
Mobile Mini, Inc.	1.87%
Kadant, Inc.	1.83%
LSB Industries, Inc.	1.79%
Merit Medical Systems, Inc.	1.68%
CAI International, Inc.	1.66%
Summit Hotel Properties, Inc.	1.65%
Universal Stainless & Alloy Products, Inc.	1.63%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.92%
Consumer Staples	4.28%
Energy	1.23%
Financials	13.11%
Health Care	7.45%
Industrials	35.42%
Information Technology	13.19%
Materials	10.23%
Utilities	0.82%
Short-Term Investment	3.35%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Blend Trust – Small Cap Blend Fund

Ten Largest Holdings	% of Investments
Kraton Performance Polymers, Inc.	1.81%
Steelcase, Inc. Class A	1.59%
Semtech Corp.	1.58%
Centene Corp.	1.39%
Reliance Steel & Aluminum Co.	1.31%
FARO Technologies, Inc.	1.29%
General Cable Corp.	1.25%
Robert Half International, Inc.	1.24%
Rosetta Resources, Inc.	1.24%
Select Comfort Corp.	1.23%

Holdings by Sector*	% of Investments
Consumer Discretionary	8.58%
Consumer Staples	3.11%
Energy	7.93%
Financials	14.58%
Health Care	10.93%
Industrials	19.77%
Information Technology	15.79%
Materials	15.40%
Short-Term Investment	3.91%
Total	100.00%

*	A sector may comprise several industries.

Investments in Underlying Funds (unaudited)(concluded)

Lord Abbett Research Fund, Inc. – Small Cap Value Fund

Ten Largest Holdings	% of Investments
Cabot Corp.	2.09%
Chicago Bridge & Iron Co. NV	1.89%
Olin Corp.	1.46%
Healthspring, Inc.	1.41%
Koppers Holdings, Inc.	1.34%
Hexcel Corp.	1.33%
Anixter International, Inc.	1.29%
Littelfuse, Inc.	1.27%
Kirby Corp.	1.24%
Plexus Corp.	1.24%

Holdings by Sector*	% of Investments
Consumer Discretionary	10.52%
Consumer Staples	0.69%
Energy	5.74%
Financials	16.04%
Health Care	10.13%
Industrials	27.08%
Information Technology	14.34%
Materials	11.04%
Utilities	0.45%
Short-Term Investment	3.97%
Total	100.00%

*	A sector may comprise several industries.

Lord Abbett Securities Trust – Value Opportunities Fund

Ten Largest Holdings	% of Investments
Interpublic Group of Cos., Inc. (The)	2.58%
Lazard Ltd. Class A	1.87%
Fortune Brands, Inc.	1.83%
Watson Pharmaceuticals, Inc.	1.72%
Alliance Data Systems Corp.	1.66%
Phillips-Van Heusen Corp.	1.54%
EnerSys	1.50%
Key Energy Services, Inc.	1.45%
Kinetic Concepts, Inc.	1.40%
Eastman Chemical Co.	1.39%

Holdings by Sector*	% of Investments
Consumer Discretionary	13.75%
Consumer Staples	1.75%
Energy	8.33%
Financials	14.25%
Health Care	8.01%
Industrials	22.51%
Information Technology	13.89%
Materials	10.69%
Utilities	2.19%
Short-Term Investment	4.63%
Total	100.00%

*	A sector may comprise several industries

Approval of Advisory Contracts

At meetings held on December 15 and 16, 2010, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate securities index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund (if Lord Abbett managed other accounts with such a strategy); (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes.

As to Alpha Strategy Fund, the Board observed that the investment approach of the Fund was not common. It considered the performance of the Fund in comparison to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of the performance universe for the nine-month, one-year, and three-year periods, the first quintile for the five-year period, and the fourth quintile for the ten-year period. The Board also observed that the performance was lower than that of the Lipper Small-Cap Core Index for the nine-month, one-year, and ten-year periods and higher than that of the Index for the three-year and five-year periods.

As to Fundamental Equity Fund, the Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of multi-cap core funds and the second consisting of multi-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of the first performance universe for the nine-month and one-year periods and the first quintile for the three-year, five-year, and ten-year periods. The Board observed that the investment performance was higher than that of the Lipper Multi-Cap Core Index for the nine-month, three-year, five-year, and ten-year periods and lower than that of the Index for the one-year period. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the second performance universe for the nine-month period, the second quintile for the one-year and ten-year periods, and the first quintile for the three-year and five-year periods. The Board also observed that the investment performance was higher than that of the Lipper Multi-Cap Value Index for each of those periods.

As to International Core Equity Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month and one-year periods and the third quintile for the three-year and five-year periods and lower than that of the Lipper International Large-Cap Core Index for each of those periods.

As to International Dividend Income Fund, the Board noted that the Fund had commenced investment operations on June 30, 2008 and thus it was not possible to draw definitive conclusions regarding its investment performance or level of expenses. The Board observed that the investment performance of the Class A shares of the Fund was in the fifth quintile of its performance universe for the nine-month period, the third quintile for the one-year period, and the second quintile for the period since inception. The Board observed that the investment performance was lower than that of the Lipper International Multi-Cap Value Index for the nine-month and one-year periods and higher than that of the Index for the period since inception.

As to International Opportunities Fund, the Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of its performance universe for the nine-month and one-year periods, the fourth quintile for the three-year and five-year periods, and the fifth quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper International Small/Mid-Cap Growth Index for the nine-month and one-year periods and lower than that of the Index for the three-year, five-year, and ten-year periods.

As to Large Cap Value Fund, the Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of large-cap core funds and the second consisting of large-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the third quintile of the first performance universe for the nine-month period, the fifth quintile for the one-year and three-year periods, and the fourth quintile for the five-year period. The Board also observed that the performance was lower than that of the Lipper Large-Cap Core Index for each of those periods. The Board observed that the investment performance of the Class A shares of the Fund was in the fourth quintile of the second performance universe for the nine-month, three-year, and five-year periods and the fifth quintile for the one-year period. The Board also observed that the performance was lower than that of the Lipper Large-Cap Value Index for each of those periods.

As to Value Opportunities Fund, the Board considered the investment performance of the Fund in relation to two different performance universes, the first consisting of mid-cap core funds and the second consisting of mid-cap value funds. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of the first performance universe for the nine-month period, the third quintile for the one-year period, and the first quintile for the three-year period. The Board observed that the investment performance was higher than that of the Lipper Mid-Cap Core Index for the nine-month and three-year periods and lower than that of the Index for the one-year period. The Board observed that the investment performance was in the third quintile of the second performance universe for the nine-month and one-year periods and the first quintile for the three-year period. The Board observed that the investment performance was higher than that of the Lipper Mid-Cap Value Index for each of those periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board observed that in 2009 one of Fundamental Equity Fund’s portfolio managers, Mr. Hansen, had left Lord Abbett, with Mr. Fetch continuing as portfolio manager for the Fund, assisted by Mr. Khanna. The Board also noted that Lord Abbett had changed the portfolio manager for Large-Cap Value Fund later in 2009, naming Mr. Frascarelli to be the portfolio manager. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of the Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Alpha Strategy Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of passively managed global small-cap core and multi-cap core funds of funds and the second consisting of small-cap core funds that are not funds of funds. As to the first peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management fees were approximately one basis point below the median of the peer group and the actual management fees were approximately the same as the median of the peer group. The Board observed that, like other funds in the first and second peer groups, the Fund indirectly pays the management fees and other expenses of the underlying funds in which it invests. The Board also observed that, taking into account these indirect expenses, for the fiscal year ended October 31, 2009, the total expense ratio of Class A was approximately twenty-one basis points above the median of the first peer group, the total expense ratios of Class B, Class C, and Class F were approximately the same as the median of the peer group, the total expense ratio of Class I was approximately eleven basis points above the median of the peer group, the total expense ratio of Class R2 was approximately thirty-six basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately twenty-six basis points above the median of the peer group. As to the second peer group, the Board observed that, taking into account indirect expenses, the total expense ratio of Class A was approximately fourteen basis points above the median of the first peer group, the total expense ratios of Class B and Class C were approximately nine basis points above the median of the peer group, the total expense ratio of Class F was approximately twenty-six basis points above the median of the peer group, the total expense ratio of Class I was approximately twenty-four basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-three basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately thirteen basis points above the median of the peer group. The Board noted that it and Lord Abbett had entered into a management fee waiver agreement under which Lord Abbett waived all ten basis points of its management fee and that Lord Abbett proposed to enter into a new management fee waiver agreement through February 29, 2012 under which it would waive five basis points of its management fee. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer group.

As to Fundamental Equity Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of multi-cap core funds and the second consisting of multi-cap value funds. As to the first peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately ten basis points below the median of the peer group and the actual management and administrative services fees were approximately seven basis points below the median of the peer group. The Board also observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately the same as the median of the peer group, the total expense ratios of Class B, Class C, and Class F were approximately thirteen basis points below the median of the peer group, the total expense ratio of Class I was approximately four basis points above the median of the peer group, the total expense ratio of Class P was approximately eleven basis points below the median of the peer group, the total expense ratio of Class R2 was approximately three basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately seven basis points below the median of the peer group. As to the second peer group, the Board observed that the contractual management and administrative services fees were approximately fourteen basis points below the median of the peer group and the actual management and administrative services fees were approximately eight basis points below the median of the peer group. The Board also observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately two basis points above the median of the peer group, the total expense ratios of Class B, Class C were approximately two basis points, and Class R3 were approximately three basis points below the median of the peer group, the total expense ratio of Class F was approximately three basis points above the median of the peer group, the total expense ratio of Class I was approximately two basis points below the median of the peer group, the total expense ratio of Class P was approximately seven basis points below the median of the peer group, and the total expense ratio of Class R2 was approximately six basis points above the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to International Core Equity Fund, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately twenty-three basis points below the median of the peer group and the actual management and administrative services fees were approximately twenty-one basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately five basis points below the median of the peer group, the total expense ratios of Class B and Class C were approximately nine basis points below the median of the peer group, the total expense ratio of Class F was approximately ten basis points below the median of the peer group, the total expense ratio of Class I was approximately the same as the median of the peer group, the total expense ratio of Class P was approximately four basis points above the median of the peer group, the total expense ratio of Class R2 was approximately forty-four basis points below the median of the peer group, and the total expense ratio of Class R3 was approximately eight basis points above the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and that had it been operational the expense ratio of Class R2 would have been approximately sixty basis points higher. The Board observed that it and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 1.12%, the total expense ratios of Class B and Class C to not more than 1.77%, the total expense ratio of Class F to not more than 0.87%, the total expense ratio of Class I to not more than 0.77%, the total expense ratio of Class P to not more than 1.22%, the total expense ratio of Class R2 to not more than 1.37%, and the total expense ratio of Class R3 to not more than 1.27% and that Lord Abbett proposed to renew the agreement through February 29, 2012. The Board considered how those expense ratios would relate to those of the peer group.

As to International Dividend Income Fund, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately twenty-one basis points below the median of the peer group and the actual management and administrative services fees were approximately forty-five basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately twenty-one basis points below the median of the peer group, the total expense ratio of Class C was approximately twenty-eight basis points below the median of the peer group, the total expense ratio of Class F was approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class I was approximately five basis points below the median of the peer group, and the total expense ratios of Class R2 and Class R3 were approximately sixty basis points below the median of the peer group. The Board also observed that the Rule 12b-1 plan had not been operational for Class R2 and Class R3 and that had it been operational the expense ratios of Class R2 and Class R3 would have been approximately sixty and fifty basis points higher, respectively. The Board observed that it and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 1.12%, the total expense ratio of Class C to not more than 1.77%, the total expense ratio of Class F to not more than 0.87%, the total expense ratio of Class I to 0.77%, the total expense ratio of Class R2 to not more than 1.37%, and the total expense ratio of Class R3 to not more than 1.27% and that Lord Abbett proposed to renew the agreement through February 29, 2012. The Board considered how those expense ratios would relate to those of the peer group.

As to International Opportunities Fund, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately nineteen basis points below the median of the peer group and the actual management and administrative services fees were approximately thirteen basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately six basis points above the median of the peer group, the total expense ratios of Class B and Class C were approximately five basis points above the median of the peer group, the total expense ratio of Class F was approximately one basis point below the median of the peer group, the total expense ratio of Class I was approximately twenty-two basis points above the median of the peer group, the total expense ratio of Class P was approximately eleven basis points above the median of the peer group, the total expense ratio of Class R2 was approximately twenty-one basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately five basis points above the median of the peer group. The Board noted that it and Lord Abbett had entered into an expense limitation agreement that had the effect of limiting the total expense ratio of Class A to not more than 1.70%, the total expense ratios of Class B and Class C to not more than 2.35%, the total expense ratio of Class F to not more than 1.45%, the total expense ratio of Class I to 1.35%, the total expense ratio of Class R2 to not more than 1.95%, and the total expense ratio of Class R3 to not more than 1.85% and Lord Abbett proposed to renew the agreement through February 29, 2012. The Board considered how those expense ratios would relate to those of the peer group.
As to Large Cap Value Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of large-cap core funds and the second consisting of large-cap value funds. As to the first peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately thirty-one basis points below the median of the peer group and the actual management and administrative service fees were approximately fourteen basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately twelve basis points below the median of the peer group, the total expense ratio of Class B was approximately nineteen basis points below the median of the peer group, the total expense ratios of Class C and Class I were approximately seventeen basis points below the median of the peer group, the total expense ratio of Class F was approximately the same as the median of the peer group, and the total expense ratio of Class P was approximately twenty-three basis points below the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately thirty-three basis points below the median of the peer group and the actual management and administrative service fees were approximately forty-two basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately thirty-two basis points below the median of the peer group, the total expense ratio of Class B was approximately forty-two basis points below the median of the peer group, the total expense ratio of Class C was approximately forty basis points below the median of the peer group, the total expense ratio of Class F was approximately nine basis points below the median of the peer group, the total expense ratio of Class I was approximately twenty-three basis points below the median of the peer group, and the total expense ratio of Class P was approximately nineteen basis points below the median of the peer group. The Board also considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

As to Value Opportunities Fund, the Board considered the management fees and the total expenses of the Fund in comparison to two peer groups, the first consisting of mid-cap core funds and the second consisting of mid-cap value funds. As to the first peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately four basis points above the median of the peer group and the actual management and administrative service fees were approximately seven basis points below the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratios of Class A and Class F were approximately the same as the median of the peer group, the total expense ratios of Class B and Class C were approximately eleven basis points below the median of the peer group, the total expense ratio of Class I was three basis points below the median of the peer group, the total expense ratio of Class P was approximately two basis points below the median of the peer group, the total expense ratio of Class R2 was approximately twelve basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately two basis points above the median of the peer group. As to the second peer group, the Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately two basis points above the median of the peer group and the actual management and administrative services fees were approximately one basis point above the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately six basis points above the median of the peer group, the total expense ratios of Class B, Class C, and Class I were approximately the same as the median of the peer group, the total expense ratio of Class F was approximately sixteen basis points below the median of the peer group, the total expense ratio of Class P was approximately five basis points below the median of the peer group, the total expense ratio of Class R2 was approximately nine basis points above the median of the peer group, and the total expense ratio of Class R3 was approximately one basis point below the median of the peer group. The Board noted that it and Lord Abbett had agreed to an expense reimbursement agreement that limited the total expense ratio of Class A to not more than 1.35%, the total expense ratios of Class B and Class C to not more than 2.00%, the total expense ratio of Class F to not more than 1.10%, the total expense ratio of Class I to not more than 1.00%, the total expense ratio of Class P to not more than 1.45%, the total expense ratio of Class R2 to not more than 1.60%, and the total expense ratio of Class R3 to not more than 1.50%, but that Lord Abbett did not propose to renew the agreement. The Board considered the projected expense ratio of each class and how those ratios would relate to those of the peer groups.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, with its breakpoints in the level of the advisory fee, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1 fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

Householding

The Trust has adopted a policy that allows them to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file its complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Lord Abbett Alpha Strategy Fund

Lord Abbett Fundamental Equity Fund

Lord Abbett International Core Equity Fund

Lord Abbett International Dividend Income Fund

Lord Abbett International Opportunities Fund

Lord Abbett Large-Cap Value Fund

Lord Abbett Value Opportunities Fund

LST-3-0411

(06/11)

2011

LORD ABBETT

SEMIANNUAL

REPORT

Lord Abbett

Micro Cap Growth Fund

Micro Cap Value Fund

For the six-month period ended April 30, 2011

Lord Abbett Micro Cap Growth Fund

and Micro Cap Value Fund Semiannual Report

For the six-month period ended April 30, 2011

From left to right: Robert S. Dow, Director and Chairman of the Lord Abbett Funds; E. Thayer Bigelow, Independent Lead Director of the Lord Abbett Funds; and Daria L. Foster, Director and President of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report of the Lord Abbett Micro Cap Growth Fund and Micro Cap Value Fund for the six-month period ended April 30, 2011. For additional information about the Funds, please visit our Website at www.lordabbett.com, where you can access the quarterly commentaries by the Funds’ portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our Website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Robert S. Dow

Chairman

1

Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2010 through April 30, 2011).

Actual Expenses

For each class of each Fund, the first line of the tables on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During the Period 11/1/10 – 4/30/11” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of each Fund, the second line of the tables on the following pages provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

2

Micro Cap Growth Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,235.30	$11.25
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.72	$10.14
Class I
Actual	$1,000.00	$1,236.80	$9.87
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,015.96	$8.90

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.03% for Class A and 1.78% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**
Consumer Discretionary	16.58%
Consumer Staples	0.73%
Energy	4.52%
Financials	12.79%
Health Care	21.81%
Industrials	11.37%
Information Technology	27.61%
Materials	2.60%
Short-Term Investment	1.99%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

3

Micro Cap Value Fund

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	11/1/10	4/30/11	11/1/10 - 4/30/11
Class A
Actual	$1,000.00	$1,174.00	$10.83
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,014.83	$10.04
Class I
Actual	$1,000.00	$1,175.70	$9.49
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,016.07	$8.80

†

For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (2.01% for Class A and 1.76% for Class I) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

April 30, 2011

Sector*	%**
Consumer Discretionary	10.92%
Consumer Staples	4.28%
Energy	1.23%
Financials	13.11%
Health Care	7.45%
Industrials	35.42%
Information Technology	13.19%
Materials	10.23%
Utilities	0.82%
Short-Term Investment	3.35%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

4

Schedule of Investments (unaudited)

MICRO CAP GROWTH FUND April 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 98.25%

Auto Components 1.36%
Westport Innovations, Inc. (Canada)*(a)	73,310	$1,855

Biotechnology 3.59%
Amarin Corp. plc ADR*	101,374	1,622
Genomic Health, Inc.*	52,300	1,428
NPS Pharmaceuticals, Inc*	176,128	1,826

Total		4,876

Building Products 0.90%
Ameresco, Inc. Class A*	75,810	1,221

Capital Markets 3.86%
Allot Communications Ltd. (Israel)*(a)	48,640	795
Financial Engines, Inc.*	116,400	3,309
Noah Holdings Ltd. ADR*	63,061	1,135

Total		5,239

Chemicals 1.04%
Koppers Holdings, Inc.	31,013	1,418

Commercial Banks 3.73%
Bancorp, Inc. (The)*	118,501	1,160
Texas Capital Bancshares, Inc.*	61,807	1,595
Western Alliance Bancorp*	279,622	2,312

Total		5,067

Commercial Services & Supplies 0.23%
Higher One Holdings, Inc.*	22,274	314

Communications Equipment 2.53%
Oplink Communications, Inc.*	49,518	980
ShoreTel, Inc.*	234,897	2,455

Total		3,435

Investments	Shares	Fair Value (000)
Construction & Engineering 1.72%
MYR Group, Inc.*	93,730	$2,337

Consumer Finance 1.05%
Dollar Financial Corp.*	62,007	1,426

Diversified Consumer Services 1.61%
K12, Inc.*	55,464	2,184

Diversified Financial Services 2.98%
Encore Capital Group, Inc.*	57,875	1,733
MarketAxess Holdings, Inc.	95,195	2,318

Total		4,051

Electrical Equipment 1.38%
Capstone Turbine Corp.*	964,504	1,881

Electronic Equipment, Instruments & Components 3.77%
FARO Technologies, Inc.*	49,624	2,142
Hollysys Automation Technologies Ltd. (China)*(a)	14,201	170
Maxwell Technologies, Inc.*	101,103	1,803
NeoPhotonics Corp.*	93,145	1,010

Total		5,125

Energy Equipment & Services 1.81%
Global Geophysical Services, Inc.*	129,786	2,465

Health Care Equipment & Supplies 12.98%
Cyberonics, Inc.*	50,522	1,797
DexCom, Inc.*	146,184	2,434
Endologix, Inc.*	326,135	2,593
Insulet Corp.*	113,547	2,440
MAKO Surgical Corp.*	79,759	2,191
Merit Medical Systems, Inc.*	29,336	684
Neogen Corp.*	23,663	992
NxStage Medical, Inc.*	46,752	1,152
Palomar Medical Technologies, Inc.*	89,818	1,438

See Notes to Financial Statements.

5

Schedule of Investments (unaudited)(continued)

MICRO CAP GROWTH FUND April 30, 2011

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies (continued)
Synovis Life Technologies, Inc.*	94,040	$1,917

Total		17,638

Health Care Providers & Services 3.80%
Epocrates, Inc.*	74,204	1,736
IPC The Hospitalist Co., Inc.*	27,700	1,437
MWI Veterinary Supply, Inc.*	23,939	1,991

Total		5,164

Hotels, Restaurants & Leisure 2.64%
BJ’s Restaurants, Inc.*	40,832	1,917
Bravo Brio Restaurant Group, Inc.*	72,488	1,496
Caribou Coffee Co., Inc.*	18,293	173

Total		3,586

Household Durables 1.94%
iRobot Corp.*	74,338	2,633

Information Technology Services 2.26%
hiSoft Technology International Ltd. ADR*	50,746	947
RightNow Technologies, Inc.*	41,039	1,485
ServiceSource International, Inc.*	51,600	645

Total		3,077

Internet & Catalog Retail 2.06%
Shutterfly, Inc.*	42,244	2,600
US Auto Parts Network, Inc.*	25,854	201

Total		2,801

Internet Software & Services 10.33%
comScore, Inc.*	55,409	1,652
Constant Contact, Inc.*	69,722	1,932
Cornerstone OnDemand, Inc.*	52,200	999
Dice Holdings, Inc.*	84,971	1,557

Investments	Shares	Fair Value (000)
IntraLinks Holdings, Inc.*	67,297	$2,137
Liquidity Services, Inc.*	107,885	2,098
LivePerson, Inc.*	141,817	1,895
NIC, Inc.	83,765	1,077
Responsys, Inc.*	42,844	685

Total		14,032

Life Sciences Tools & Services 0.20%
Pacific Biosciences of California, Inc.*	22,584	276

Machinery 5.03%
Chart Industries, Inc.*	55,241	2,685
Dynamic Materials Corp.	46,000	1,197
RBC Bearings, Inc.*	39,780	1,562
Sun Hydraulics Corp.	30,000	1,395

Total		6,839

Media 0.27%
IMAX Corp. (Canada)*(a)	10,407	365

Metals & Mining 1.56%
Materion Corp.*	45,129	1,884
U.S. Energy Corp.*	41,914	240

Total		2,124

Oil, Gas & Consumable Fuels 2.72%
Kodiak Oil & Gas Corp.*	281,971	1,980
Magnum Hunter Resources Corp.*	209,607	1,710

Total		3,690

Personal Products 0.73%
Inter Parfums, Inc.	52,289	995

Pharmaceuticals 1.29%
Sagent Pharmaceuticals, Inc.*	85,700	1,749

Professional Services 0.81%
Kforce, Inc.*	70,318	1,100

See Notes to Financial Statements.

6

Schedule of Investments (unaudited)(concluded)

MICRO CAP GROWTH FUND April 30, 2011

Investments	Shares	Fair Value (000)
Real Estate Management & Development 1.21%
Altisource Portfolio Solutions SA (Luxembourg)*(a)	50,616	$1,644

Road & Rail 0.31%
Zipcar, Inc.*	16,600	428

Semiconductors & Semiconductor Equipment 3.58%
CEVA, Inc.*	32,900	1,006
Inphi Corp.*	85,031	1,835
MaxLinear, Inc. Class A*	84,461	793
RDA Microelectronics, Inc. ADR*	93,100	1,224

Total		4,858

Software 5.21%
ChinaCache International Holdings Ltd. ADR*	44,139	742
Convio, Inc.*	103,200	1,263
Synchronoss Technologies, Inc.*	62,994	2,032
VanceInfo Technologies, Inc. ADR*	41,863	1,346
Velti plc (Ireland)*(a)	91,874	1,693

Total		7,076

Specialty Retail 6.75%
Body Central Corp.*	109,069	2,637
Hibbett Sports, Inc.*	71,536	2,703
Monro Muffler Brake, Inc.	19,946	606
Select Comfort Corp.*	106,600	1,692
Zumiez, Inc.*	54,339	1,527

Total		9,165

Trading Companies & Distributors 1.01%
Rush Enterprises, Inc. Class A*	64,900	1,367

Total Common Stocks (cost $99,914,542)		133,501

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.99%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $2,540,000 of Federal National Mortgage Assoc. at 4.75% due 11/19/2012; value: $2,762,250; proceeds: $2,702,951 (cost $2,702,949)	$2,703	$2,703

Total Investments in Securities 100.24% (cost $102,617,491)		$136,204

Liabilities in Excess of Other Assets (0.24%)		(327)

Net Assets 100.00%		$135,877

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Financial Statements.

7

Schedule of Investments (unaudited)

MICRO CAP VALUE FUND April 30, 2011

Investments	Shares	Fair Value (000)
COMMON STOCKS 96.36%

Aerospace & Defense 0.52%
CPI Aerostructures, Inc.*	57,900	$805

Auto Components 2.71%
Drew Industries, Inc.	88,200	2,123
Modine Manufacturing Co.*	115,792	2,062

Total		4,185

Automobiles 1.29%
Dorman Products, Inc.*	51,200	1,997

Chemicals 7.60%
Balchem Corp.	36,800	1,461
KMG Chemicals, Inc.	121,448	2,501
LSB Industries, Inc.*	68,000	2,744
OMNOVA Solutions, Inc.*	135,900	1,155
Quaker Chemical Corp.	43,900	1,983
TPC Group, Inc.*	47,600	1,877

Total		11,721

Commercial Banks 8.17%
Bancorp Rhode Island, Inc.	12,998	577
Bank of Marin Bancorp	20,300	764
Bryn Mawr Bank Corp.	57,482	1,158
MidSouth Bancorp, Inc.	125,100	1,771
Northrim BanCorp, Inc.	29,674	594
Sandy Spring Bancorp, Inc.	104,700	1,871
SCBT Financial Corp.	29,600	954
Southern National Bancorp of Virginia, Inc.*	89,500	635
Sterling Bancorp	220,500	2,282
Washington Banking Co.	141,901	1,985

Total		12,591

Commercial Services & Supplies 8.93%
CDI Corp.	78,400	1,162
McGrath RentCorp	69,100	1,962
Metalico, Inc.*	135,019	856

Investments	Shares	Fair Value (000)
Mobile Mini, Inc.*	115,200	$2,870
Multi-Color Corp.	158,632	3,277
Team, Inc.*	70,600	1,761
TMS International Corp. Class A*	134,700	1,879

Total		13,767

Communications Equipment 2.24%
Anaren, Inc.*	91,200	1,513
Bel Fuse, Inc. Class B	96,500	1,943

Total		3,456

Computers & Peripherals 1.25%
Electronics for Imaging, Inc.*	46,600	837
Rimage Corp.	72,769	1,089

Total		1,926

Construction & Engineering 1.78%
Michael Baker Corp.*	27,126	669
MYR Group, Inc.*	83,400	2,079

Total		2,748

Diversified Consumer Services 0.26%
CPI Corp.	22,100	397

Diversified Financial Services 1.16%
Marlin Business Services Corp.*	146,728	1,789

Electrical Equipment 1.70%
AZZ, Inc.	16,700	731
Powell Industries, Inc.*	47,900	1,893

Total		2,624

Electronic Equipment, Instruments & Components 4.02%
CTS Corp.	199,925	2,197
Daktronics, Inc.	3,788	41
Mercury Computer Systems, Inc.*	100,500	1,941

See Notes to Financial Statements.

8

Schedule of Investments (unaudited)(continued)

MICRO CAP VALUE FUND April 30, 2011

Investments	Shares	Fair Value (000)
Electronic Equipment, Instruments & Components (continued)
Methode Electronics, Inc.	163,300	$2,018

Total		6,197

Energy Equipment & Services 1.23%
Tesco Corp.*	100,700	1,894

Food & Staples Retailing 0.67%
Pantry, Inc. (The)*	66,400	1,028

Food Products 2.37%
Overhill Farms, Inc.*	594,457	3,662

Gas Utilities 0.82%
Chesapeake Utilities Corp.	29,400	1,258

Health Care Equipment & Supplies 3.25%
ICU Medical, Inc.*	53,600	2,418
Merit Medical Systems, Inc.*	110,900	2,586

Total		5,004

Health Care Providers & Services 2.69%
Almost Family, Inc.*	34,469	1,195
American Dental Partners, Inc.*	18,980	250
Continucare Corp.*	399,600	2,142
CorVel Corp.*	10,920	566

Total		4,153

Health Care Technology 0.66%
Transcend Services, Inc.*	41,900	1,011

Hotels, Restaurants & Leisure 2.64%
Famous Dave’s of America, Inc.*	63,000	621
Marcus Corp. (The)	81,732	906
Summit Hotel Properties, Inc.*	224,000	2,538

Total		4,065

Investments	Shares	Fair Value (000)
Insurance 1.13%
Donegal Group, Inc. Class A	128,308	$1,750

Life Sciences Tools & Services 0.83%
Kendle International, Inc.*	128,000	1,286

Machinery 8.71%
Columbus McKinnon Corp.*	105,800	2,116
Commercial Vehicle Group, Inc.*	166,328	2,871
Dynamic Materials Corp.	62,600	1,629
Kadant, Inc.*	91,352	2,818
L.B. Foster Co. Class A	57,661	2,454
RBC Bearings, Inc.*	39,220	1,540

Total		13,428

Metals & Mining 1.63%
Universal Stainless & Alloy Products, Inc.*	69,231	2,510

Paper & Forest Products 0.97%
Neenah Paper, Inc.	63,970	1,492

Personal Products 1.22%
Medifast, Inc.*	95,200	1,880

Professional Services 4.68%
Barrett Business Services, Inc.	117,100	1,888
Exponent, Inc.*	37,039	1,589
Kforce, Inc.*	117,700	1,842
SFN Group, Inc.*	180,000	1,895

Total		7,214

Road & Rail 2.29%
Celadon Group, Inc.*	100,600	1,486
Marten Transport Ltd.	91,203	2,039

Total		3,525

See Notes to Financial Statements.

9

Schedule of Investments (unaudited)(concluded)

MICRO CAP VALUE FUND April 30, 2011

Investments	Shares	Fair Value (000)
Semiconductors & Semiconductor Equipment 3.48%
FormFactor, Inc.*	143,100	$1,484
Lattice Semiconductor Corp.*	310,300	2,107
Pericom Semiconductor Corp.*	194,777	1,770

Total		5,361

Software 2.16%
Radiant Systems, Inc.*	120,103	2,393
Smith Micro Software, Inc.*	121,399	937

Total		3,330

Specialty Retail 3.98%
America’s Car-Mart, Inc.*	64,800	1,586
Pier 1 Imports, Inc.*	181,355	2,209
Shoe Carnival, Inc.*	80,200	2,348

Total		6,143

Thrifts & Mortgage Finance 2.61%
First PacTrust Bancorp, Inc.	87,800	1,360
Radian Group, Inc.	126,991	753
Territorial Bancorp, Inc.	95,300	1,913

Total		4,026

Trading Companies & Distributors 5.05%
Essex Rental Corp.*	271,100	1,955
H&E Equipment Services, Inc.*	54,666	1,088
Rush Enterprises, Inc. Class A*	19,000	400
Rush Enterprises, Inc. Class B*	108,901	2,015
SeaCube Container Leasing Ltd.	143,200	2,324

Total		7,782

Transportation Infrastructure 1.66%
CAI International, Inc.*	101,600	2,556

Total Common Stocks (cost $116,816,143)		148,561

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 3.34%

Repurchase Agreement
Repurchase Agreement dated 4/29/2011, 0.01% due 5/2/2011 with Fixed Income Clearing Corp. collateralized by $4,945,000 of Federal Home Loan Mortgage Corp. at 4.625% due 10/25/2012; value: $5,254,063; proceeds: $5,146,075 (cost $5,146,071)	$5,146	$5,146

Total Investments in Securities 99.70% (cost $121,962,214)		153,707

Other Assets in Excess of Liabilities 0.30%		466

Net Assets 100.00%		$154,173

*	Non-income producing security.

See Notes to Financial Statements.

10

Statements of Assets and Liabilities (unaudited)

April 30, 2011

	Micro Cap Growth Fund	Micro Cap Value Fund
ASSETS:
Investments in securities, at cost	$102,617,491	$121,962,214
Investments in securities, at fair value	$136,204,353	$153,706,530
Receivables:
Dividends	–	33,274
Investment securities sold	1,103,828	1,769,207
Capital shares sold	27,771	47,430
Prepaid expenses and other assets	774	8,677
Total assets	137,336,726	155,565,118
LIABILITIES:
Payables:
Investment securities purchased	1,243,557	1,110,768
Capital shares reacquired	–	29,548
Management fee	160,708	186,534
12b-1 distribution fees	3,691	7,954
Fund administration	4,286	4,974
Trustees’ fees	5,960	7,978
To affiliate (See Note 3)	14,519	14,398
Accrued expenses	27,128	30,029
Total liabilities	1,459,849	1,392,183
NET ASSETS	$135,876,877	$154,172,935
COMPOSITION OF NET ASSETS:
Paid-in capital	$ 93,618,237	$130,987,300
Accumulated net investment loss	(1,040,701)	(674,014)
Accumulated net realized gain (loss) on investments	9,712,479	(7,884,667)
Net unrealized appreciation on investments	33,586,862	31,744,316
Net Assets	$135,876,877	$154,172,935
Net assets by class:
Class A Shares	$ 18,238,172	$ 38,158,164
Class I Shares	$117,638,705	$116,014,771
Outstanding shares by class (unlimited number of authorized shares of beneficial interest):
Class A Shares	954,146	1,392,989
Class I Shares	5,958,182	4,127,344
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares–Net asset value	$19.11	$27.39
Class A Shares–Maximum offering price (Net asset value plus sales charge of 5.75%)	$20.28	$29.06
Class I Shares–Net asset value	$19.74	$28.11

See Notes to Financial Statements.

11

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2011

	Micro Cap Growth Fund	Micro Cap Value Fund
Investment income:
Dividends	$33,280	$585,430
Interest	279	456
Total investment income	33,559	585,886
Expenses:
Management fee	881,726	1,028,113
12b-1 distribution plan-Class A	19,479	43,091
Shareholder servicing	10,322	17,722
Professional	19,998	20,031
Reports to shareholders	2,520	2,871
Fund administration	23,513	27,416
Custody	1,804	5,610
Trustees’ fees	1,678	1,943
Registration	12,002	12,162
Subsidy (See Note 3)	94,102	91,509
Other	1,586	1,874
Gross expenses	1,068,730	1,252,342
Expense reductions (See Note 7)	(18)	(36)
Net expenses	1,068,712	1,252,306
Net investment loss	(1,035,153)	(666,420)
Net realized and unrealized gain:
Net realized gain on investments	18,844,478	7,596,544
Net change in unrealized appreciation/depreciation on investments	7,608,384	14,800,270
Net realized and unrealized gain	26,452,862	22,396,814
Net Increase in Net Assets Resulting From Operations	$25,417,709	$21,730,394

See Notes to Financial Statements.

12

Statements of Changes in Net Assets

	Micro Cap Growth Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Operations:
Net investment loss	$(1,035,153)	$(1,532,943)
Net realized gain on investments	18,844,478	8,577,797
Net change in unrealized appreciation on investments	7,608,384	19,340,151
Net increase in net assets resulting from operations	25,417,709	26,385,005
Capital share transactions (See Note 11):
Net proceeds from sales of shares	13,673,147	14,080,656
Cost of shares reacquired	(7,026,158)	(1,048,047)
Net increase in net assets resulting from capital share transactions	6,646,989	13,032,609
Net increase in net assets	32,064,698	39,417,614
NET ASSETS:
Beginning of period	$103,812,179	$64,394,565
End of period	$135,876,877	$103,812,179
Accumulated net investment loss	$(1,040,701)	$(5,548)

See Notes to Financial Statements.

13

Statements of Changes in Net Assets (concluded)

	Micro Cap Value Fund
INCREASE IN NET ASSETS	For the Six Months Ended April 30, 2011 (unaudited)	For the Year Ended October 31, 2010
Operations:
Net investment loss	$(666,420)	$(1,313,667)
Net realized gain on investments	7,596,544	6,709,371
Net change in unrealized appreciation/depreciation on investments	14,800,270	16,958,204
Net increase in net assets resulting from operations	21,730,394	22,353,908
Capital share transactions (See Note 11):
Net proceeds from sales of shares	27,253,072	14,238,285
Cost of shares reacquired	(10,817,729)	(1,292,071)
Net increase in net assets resulting from capital share transactions	16,435,343	12,946,214
Net increase in net assets	38,165,737	35,300,122
NET ASSETS:
Beginning of period	$116,007,198	$80,707,076
End of period	$154,172,935	$116,007,198
Accumulated net investment loss	$(674,014)	$(7,594)

See Notes to Financial Statements.

14

Financial Highlights

MICRO CAP GROWTH FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007		2006
Per Share Operating Performance
Net asset value, beginning of period	$15.47		$11.32	$ 9.07	$17.36	$14.18		$14.24

Investment operations:

Net investment loss(a)	(.17)		(.27)	(.19)	(.24)	(.26)		(.24)

Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	–	–	–	(b)	–

Net realized and unrealized gain (loss)	3.81		4.42	2.44	(7.71)	5.83		2.05

Total from investment operations	3.64		4.15	2.25	(7.95)	5.57		1.81

Distributions to shareholders from:

Net realized gain	–		–	–	(.34)	(2.39)		(1.87)

Net asset value, end of period	$19.11		$15.47	$11.32	$ 9.07	$17.36		$14.18

Total Return(c)	23.53	%(d)	36.66%	24.81%	(46.57)%	45.19	%(e)	14.29%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.01	%(d)	2.10%	2.09%	2.09%	2.10%		2.10%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.10%	2.09%	2.09%	2.09%		2.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.01	%(d)	2.11%	2.30%	2.23%	2.48%		3.26%

Net investment loss	(.98	)%(d)	(2.03)%	(1.99)%	(1.88)%	(1.76)%		(1.83)%

Supplemental Data:
Net assets, end of period (000)	$18,238		$13,779	$10,421	$5,264	$9,882		$5,445

Portfolio turnover rate	64.34	%(d)	115.89%	147.34%	173.93%	205.25%		222.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount less than $.01.
(c)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.

15

Financial Highlights (concluded)

MICRO CAP GROWTH FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007		2006
Per Share Operating Performance
Net asset value, beginning of period	$15.96		$11.65	$ 9.31	$17.76	$14.43		$14.43

Investment operations:

Net investment loss(a)	(.15)		(.24)	(.17)	(.22)	(.24)		(.22)

Net increase from payment by an affiliate for net loss realized on disposal of investments purchased/sold in error	–		–	–	–	–	(b)	–

Net realized and unrealized gain (loss)	3.93		4.55	2.51	(7.89)	5.96		2.09

Total from investment operations	3.78		4.31	2.34	(8.11)	5.72		1.87

Distributions to shareholders from:

Net realized gain	–		–	–	(.34)	(2.39)		(1.87)

Net asset value, end of period	$19.74		$15.96	$11.65	$ 9.31	$17.76		$14.43

Total Return(c)	23.68	%(d)	37.00%	25.13%	(46.41)%	45.49	%(e)	14.56%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.88	%(d)	1.85%	1.85%	1.84%	1.85%		1.85%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.88	%(d)	1.85%	1.85%	1.84%	1.84%		1.85%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.88	%(d)	1.86%	2.05%	1.98%	2.04%		3.04%

Net investment loss	(.86	)%(d)	(1.78)%	(1.75)%	(1.64)%	(1.52)%		(1.59)%

Supplemental Data:
Net assets, end of period (000)	$117,639		$90,033	$53,973	$44,336	$56,463		$1,699

Portfolio turnover rate	64.34	%(d)	115.89%	147.34%	173.93%	205.25%		222.48%

(a)	Calculated using average shares outstanding during the period.
(b)	Amount less than $.01.
(c)	Total return assumes the reinvestment of all distributions.
(d)	Not annualized.
(e)	The effect of payment by an affiliate for violation of an investment restriction on total return is less than .01%.

See Notes to Financial Statements.

16

Financial Highlights

MICRO CAP VALUE FUND

	Class A Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$23.33		$18.57	$16.94	$ 28.90	$28.67	$26.96

Investment operations:

Net investment loss(a)	(.15)		(.31)	(.19)	(.22)	(.28)	(.34)

Net realized and unrealized gain (loss)	4.21		5.07	1.82	(9.79)	4.89	5.18

Total from investment operations	4.06		4.76	1.63	(10.01)	4.61	4.84

Distributions to shareholders from:

Net realized gain	–		–	–	(1.95)	(4.38)	(3.13)

Net asset value, end of period	$27.39		$23.33	$18.57	$ 16.94	$28.90	$28.67

Total Return(b)	17.40	%(c)	25.63%	9.62%	(36.82)%	18.84%	20.09%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	1.00	%(c)	2.06%	2.10%	2.09%	2.09%	2.10%

Expenses, including expense reductions, management fee waived and expenses reimbursed	1.00	%(c)	2.06%	2.10%	2.08%	2.09%	2.10%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	1.00	%(c)	2.06%	2.22%	2.14%	2.20%	2.45%

Net investment loss	(.57	)%(c)	(1.48)%	(1.14)%	(.95)%	(1.05)%	(1.29)%

Supplemental Data:
Net assets, end of period (000)	$38,158		$30,139	$22,730	$17,522	$25,561	$18,156

Portfolio turnover rate	28.76	%(c)	48.03%	42.27%	56.70%	37.11%	50.45%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

17

Financial Highlights (concluded)

MICRO CAP VALUE FUND

	Class I Shares
	Six Months Ended 4/30/2011 (unaudited)		Year Ended 10/31
			2010	2009	2008	2007	2006
Per Share Operating Performance
Net asset value, beginning of period	$23.91		$18.98	$17.27	$ 29.36	$28.99	$27.17

Investment operations:

Net investment loss(a)	(.12)		(.27)	(.15)	(.16)	(.20)	(.28)

Net realized and unrealized gain (loss)	4.32		5.20	1.86	(9.98)	4.95	5.23

Total from investment operations	4.20		4.93	1.71	(10.14)	4.75	4.95

Distributions to shareholders from:

Net realized gain	–		–	–	(1.95)	(4.38)	(3.13)

Net asset value, end of period	$28.11		$23.91	$18.98	$ 17.27	$29.36	$28.99

Total Return(b)	17.57	%(c)	25.97%	9.90%	(36.68)%	19.16%	20.38%

Ratios to Average Net Assets:

Expenses, excluding expense reductions and including management fee waived and expenses reimbursed	.87	%(c)	1.81%	1.85%	1.84%	1.83%	1.85%

Expenses, including expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.81%	1.85%	1.83%	1.83%	1.85%

Expenses, excluding expense reductions, management fee waived and expenses reimbursed	.87	%(c)	1.81%	1.97%	1.89%	1.93%	2.20%

Net investment loss	(.45	)%(c)	(1.23)%	(.90)%	(.70)%	(.71)%	(1.05)%

Supplemental Data:
Net assets, end of period (000)	$116,015		$85,868	$57,977	$47,883	$57,664	$3,872

Portfolio turnover rate	28.76	%(c)	48.03%	42.27%	56.70%	37.11%	50.45%

(a)	Calculated using average shares outstanding during the period.
(b)	Total return assumes the reinvestment of all distributions.
(c)	Not annualized.

See Notes to Financial Statements.

18

Notes to Financial Statements (unaudited)

1.    ORGANIZATION

Lord Abbett Securities Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company and was organized as a Delaware statutory trust on February 26, 1993. The Trust currently consists of ten funds. This report covers the following two funds (separately, a “Fund” and collectively, the “Funds”) and their respective classes: Lord Abbett Micro-Cap Growth Fund (“Micro Cap Growth Fund”), Class A and I shares and Lord Abbett Micro-Cap Value Fund (“Micro Cap Value Fund”), Class A and I shares. The investment objective of both Micro Cap Growth Fund and Micro Cap Value Fund is long-term capital appreciation.

Each class of shares has different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. A contingent deferred sales charge (“CDSC”) may apply to certain redemptions of Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in each Fund’s prospectus). Class I shares are not subject to any sales charges.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2.    SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. Each Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest income in the Statements of Operations. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

19

Notes to Financial Statements (unaudited)(continued)

(d)	Income Taxes–It is the policy of each Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Funds’ U.S. federal tax returns remains open for the fiscal years ended October 31, 2007 through October 31, 2010. The statutes of limitations on the Trust’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses incurred by the Trust that do not specifically relate to an individual fund are generally allocated to the Funds within the Trust on a pro rata basis by relative net assets. Expenses incurred by the Funds, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A shares bear class-specific expenses and fees relating to the Funds’ 12b-1 Distribution Plan.

(f)	Repurchase Agreements–Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of the securities.

(g)	Fair Value Measurements–Fair value is defined as the price that each Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

20

Notes to Financial Statements (unaudited)(continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of April 30, 2011 in valuing each Fund’s investments carried at fair value:

	Micro Cap Growth Fund				Micro Cap Value Fund
Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$133,501	$–	$–	$133,501	$148,561	$–	$–	$148,561
Repurchase Agreement	–	2,703	–	2,703	–	5,146	–	5,146
Total	$133,501	$2,703	$–	$136,204	$148,561	$5,146	$–	$153,707

*	See Schedule of Investments for fair values in each industry.

3.    MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Trust has a management agreement with Lord, Abbett & Co. LLC (“Lord Abbett”), pursuant to which Lord Abbett supplies each Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of each Fund’s investment portfolio.

The management fee is based on each Fund’s average daily net assets at an annual rate of 1.50%, which was the Funds’ annualized effective management fee rate for the six months ended April 30, 2011.

In addition, Lord Abbett provides certain administrative services to each Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of each Fund’s average daily net assets.

For the period November 1, 2010 through February 29, 2012, Lord Abbett has contractually agreed to waive all or a portion of its management fee for each Fund and, if necessary, reimburse each Fund’s other expenses to the extent necessary so that each class’ total net annual operating expenses, excluding 12b-1 fees, do not exceed an annualized rate of 1.85%. This agreement may be terminated, with respect to each Fund, only upon the approval of the Funds’ Board of Trustees.

The Funds, along with certain other funds managed by Lord Abbett (collectively, the “Underlying Funds”), have entered into a Servicing Arrangement with Lord Abbett Alpha Strategy Fund (the “Alpha Strategy Fund”) of the Trust, pursuant to which each Underlying Fund pays a portion of the expenses (excluding management fees and distribution and service fees) of Alpha Strategy Fund in proportion to the average daily value of the Underlying Fund shares owned by Alpha Strategy Fund. Amounts paid pursuant to the Servicing Arrangement are included in Subsidy expense on each Fund’s Statement of Operations and Payable to affiliate on each Fund’s Statement of Assets and Liabilities.

As of April 30, 2011, the percentages of the Micro Cap Growth Fund’s and Micro Cap Value Fund’s outstanding shares owned by Alpha Strategy Fund were 81.41% and 68.51%, respectively.

21

Notes to Financial Statements (unaudited)(continued)

12b-1 Distribution Plan

Each Fund has adopted a distribution plan with respect to Class A shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon each Fund’s average daily net assets attributable to Class A at an annual rate of .25%.

Class I shares do not have a distribution plan.

Two Trustees and certain of the Trust’s officers have an interest in Lord Abbett.

4.    DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

As of October 31, 2010, the capital loss carryforwards, along with the related expiration dates, were as follows:

	2016	2017	Total
Micro Cap Growth Fund	$5,036,909	$3,962,488	$8,999,397
Micro Cap Value Fund	–	15,468,761	15,468,761

As of April 30, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Micro Cap Growth Fund	Micro Cap Value Fund
Tax cost	$102,750,093	$121,974,664
Gross unrealized gain	34,606,391	34,385,725
Gross unrealized loss	(1,152,131)	(2,653,859)
Net unrealized security gain	$33,454,260	$31,731,866

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of wash sales.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed by the President. The Modernization Act includes numerous provisions that generally become effective for taxable years beginning after the date of enactment. Management is currently assessing the impact of the Modernization Act as it relates to the Funds.

22

Notes to Financial Statements (unaudited)(continued)

5.    PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended April 30, 2011 were as follows:

	Purchases	Sales
Micro Cap Growth Fund	$81,962,112	$73,986,321
Micro Cap Value Fund	52,511,824	37,931,267

6.    TRUSTEES’ REMUNERATION

The Trust’s officers and the two Trustees who are associated with Lord Abbett do not receive any compensation from the Trust for serving in such capacities. Outside Trustees’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all outside Trustees under which outside Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Trustees’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Trustees’ fees on the Statements of Operations and in Trustees’ fees payable on the Statements of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

7.    EXPENSE REDUCTIONS

The Trust has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of each Fund’s expenses.

8.    LINE OF CREDIT

Each Fund and certain other funds managed by Lord Abbett have available an unsecured revolving credit facility (“Facility”) from State Street Bank and Trust Company (“SSB”), to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Facility is renewed annually under terms that depend on market conditions at the time of the renewal. The amount available under the Facility is $200,000,000. The annual fee to maintain the Facility (of which each participating fund pays its pro rata share based on the net assets of each participating fund) is .15% of the amount available under the Facility. This amount is included in Other expenses on the Funds’ Statements of Operations. In connection with the annual renewal period that commenced December 4, 2009, the Funds paid an upfront commitment fee of .05%, which was amortized through Other expenses on the Statements of Operations over the annual period of the Facility.

On November 22, 2010, each Fund and certain other funds managed by Lord Abbett entered into a short term extension of the Facility through February 2, 2011. On February 3, 2011, the Facility was renewed for an annual period by each Fund and certain other funds managed by Lord Abbett. The amount available under the Facility remained the same. The annual fee to maintain the Facility was reduced from .15% to .125% and the upfront commitment fee of .05% was removed. Any borrowings under this Facility will bear interest at current market rates as set forth in the credit agreement. As of April 30, 2011, there were no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the six months ended April 30, 2011.

23

Notes to Financial Statements (unaudited)(concluded)

9.    CUSTODIAN AND ACCOUNTING AGENT

SSB is the Trust’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating each Fund’s NAV.

10.    INVESTMENT RISKS

Each Fund is subject to the general risks and considerations associated with equity investing, as well as the particular risks associated with micro-cap and growth or value stocks. The value of an investment in each Fund will fluctuate in response to movements in the equity securities market in general and to the changing prospects of individual companies in which the Funds invest. Micro-cap companies may be subject to greater risks and may be more sensitive to changes in economic conditions than larger, more established companies. There may be less liquidity in micro-cap company stocks, subjecting them to greater price fluctuations than larger company stocks. In the case of Micro Cap Growth Fund, the growth stocks in which it generally invests may add to the Fund’s volatility. In the case of the Micro Cap Value Fund, the intrinsic value of particular value stocks may not be recognized for a long time.

These factors can affect each Fund’s performance.

11.    SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

Micro Cap Growth Fund		Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	64,182	$1,077,274	7,137	$93,065
Shares reacquired	(853)	(14,700)	(37,187)	(484,780)
Increase (decrease)	63,329	$1,062,574	(30,050)	$(391,715)

Class I Shares
Shares sold	695,145	$12,595,873	1,049,195	$13,987,591
Shares reacquired	(378,919)	(7,011,458)	(41,760)	(563,267)
Increase	316,226	$5,584,415	1,007,435	$13,424,324

Micro Cap Value Fund		Six Months Ended April 30, 2011 (unaudited)		Year Ended October 31, 2010
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	112,325	$2,764,639	87,076	$1,901,984
Shares reacquired	(11,221)	(283,915)	(19,187)	(412,148)
Increase	101,104	$2,480,724	67,889	$1,489,836

Class I Shares
Shares sold	914,737	$24,488,433	577,917	$12,336,301
Shares reacquired	(379,049)	(10,533,814)	(40,182)	(879,923)
Increase	535,688	$13,954,619	537,735	$11,456,378

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Approval of Advisory Contracts

At meetings held on December 15 and 16, 2010, the Board of Trustees (the “Board”) of the Trust, including all of the Trustees who are not interested persons of the Trust or Lord, Abbett & Co. LLC (“Lord Abbett”), considered whether to approve the continuation of the existing management agreements between each of the Funds and Lord Abbett. In addition to the materials the Board had reviewed throughout the course of the year, the Board received materials relating to the management agreement before the meeting and had the opportunity to ask questions and request further information in connection with its consideration. The Board also took into account its familiarity with Lord Abbett gained through its previous meetings and discussions, and the examination of the portfolio management teams conducted by members of the Contract Committee during the year.

The materials received by the Board as to each Fund included, but were not limited to, (1) information provided by Lipper Inc. (“Lipper”) regarding the investment performance of the Fund compared to the investment performance of one or more groups of funds with substantially similar investment objectives, including a group of funds within the same investment classification/objective (each group a “performance universe”) and to the investment performance of an appropriate securities index; (2) information on the expense ratios, effective management fee rates, and other expense components for the Fund and one or more groups of funds with similar objectives and of similar size (the “peer group”); (3) information provided by Lord Abbett on the projected expense ratios, management fee rates, and other expense components for the Fund; (4) sales and redemption information for the Fund; (5) information regarding Lord Abbett’s financial condition; (6) an analysis of the relative profitability of the management agreement to Lord Abbett; (7) information provided by Lord Abbett regarding the investment management fees Lord Abbett receives from its other advisory clients maintaining accounts with a similar investment strategy as the Fund; (8) information regarding the distribution arrangements of the Fund; and (9) information regarding the personnel and other resources devoted by Lord Abbett to managing the Fund.

Investment Management Services Generally. The Board considered the investment management services provided by Lord Abbett to each Fund, including investment research, portfolio management, and trading, and Lord Abbett’s commitment to compliance with all relevant legal requirements. The Board also observed that Lord Abbett was solely engaged in the investment management business and accordingly did not experience the conflicts of interest resulting from being engaged in other lines of business. The Board noted that in recent years Lord Abbett had not used brokerage commissions to purchase third-party research, but had changed this practice in 2009, as it previously had discussed with the Board. The Board considered the investment advisory services provided by Lord Abbett to other clients, the fees charged for the services, and the differences in the nature of the services provided to each of the Funds and other Lord Abbett Funds, on the one hand, and the services provided to other clients, on the other.

Investment Performance. The Board reviewed each Fund’s investment performance in relation to that of one or more performance universes.

As to Micro Cap Growth Fund, the Board noted the difficulty of comparing the Fund to an appropriate performance universe and peer expense group, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in comparison to a performance universe of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the

25

second quintile for the nine-month period, the first quintile for the one-year, three-year, and five-year periods, and the third quintile for the ten-year period. The Board also observed that the investment performance was higher than that of the Lipper Small-Cap Core Index for each of those periods.

As to Micro-Cap Value Fund, the Board noted the difficulty of comparing the Fund to an appropriate performance universe, given the limited number of registered investment companies having a similar investment objective, and considered the investment performance of the Fund in relation to a performance universe consisting of small-cap core funds. The Board observed that the investment performance of the Class A shares of the Fund was in the second quintile of the performance universe for the nine-month and five-year periods, the fifth quintile for the one-year period, the third quintile for the three-year period, and the first quintile for the ten-year period. The Board also observed that the investment performance was lower than that of the Lipper Small-Cap Core Index for the nine-month, one-year, and three-year periods and higher than that of the Index for the five-year and ten-year periods.

Lord Abbett’s Personnel and Methods. The Board considered the qualifications of the personnel providing investment management services to each Fund, in light of its investment objective and discipline. Among other things, the Board considered the size, experience, and turnover of Lord Abbett’s investment management staff, Lord Abbett’s investment methodology and philosophy, and Lord Abbett’s approach to recruiting, training, and retaining investment management personnel. The Board determined that Lord Abbett had the expertise and resources to manage each Fund effectively.

Nature and Quality of Other Services. The Board considered the nature, quality, costs, and extent of compliance, administrative, and other services performed by Lord Abbett and Lord Abbett Distributor LLC (the “Distributor”) and the nature and extent of Lord Abbett’s supervision of third party service providers, including each Fund’s transfer agent and custodian.

Expenses. The Board considered the expense levels of each Fund and the expense levels of one or more peer groups. The Board considered the fiscal periods on which the peer group comparison or comparisons were based, and noted that such periods ended before September 30, 2010. It also considered the projected expense levels of each Fund. It also considered the amount and nature of the fees paid by shareholders.

As to Micro Cap Growth Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of registered investment companies having a similar investment objective, and instead considered the relationship of the Fund’s expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds, but recognized that the comparison was of limited utility, given the inherent differences between micro-cap equity funds and small-cap equity funds. The Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual management and administrative services fees were approximately forty-two basis points above the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio of Class A was approximately forty-nine basis points above the median of the peer group and the total expense ratio of Class I was approximately forty-nine basis points above the median of the peer group. The Board also observed that it and Lord Abbett had agreed to an expense reimbursement agreement that had the effect of limiting the total expense ratio of Class A to 2.10% and the total expense ratio of Class I to 1.85%, that Lord Abbett proposed to renew the

26

agreement through February 29, 2012, and that those expense ratios were the same as those used in the peer group comparisons. The Board also observed the Fund was offered only to institutional investors, employees of Lord Abbett, and Alpha Strategy Fund.

As to Micro Cap Value Fund, the Board noted the difficulty in finding an appropriate universe of funds for purposes of expense comparisons, given the limited number of the registered investment companies having a similar investment objective, and instead considered the relationship of the Fund’s expenses to those of a group of small-cap core, small-cap value, and small-cap growth funds, but recognized that the comparison was of limited utility, given the inherent differences between micro-cap equity funds and small-cap equity funds. The Board observed that for the fiscal year ended October 31, 2009 the contractual management and administrative services fees were approximately thirty-nine basis points above the median of the peer group and the actual management and administrative services fees were approximately fifty-two basis points above the median of the peer group. The Board observed that for the fiscal year ended October 31, 2009 the total expense ratio ratios of Class A and Class I were approximately fifty basis points above the median of the peer group. The Board also observed that it and Lord Abbett had agreed to an expense reimbursement agreement that had the effect of limiting the total expense ratio of Class A to 2.10% and the total expense ratio of Class I to 1.85%, that Lord Abbett proposed to renew the agreement through February 29, 2012, and that those expense ratios were the same as those used in the peer group comparisons. The Board also observed that the Fund was offered only to institutional investors, employees of Lord Abbett, and Alpha Strategy Fund.

Profitability. As to each Fund, the Board considered the level of Lord Abbett’s profits in managing the Fund, including a review of Lord Abbett’s methodology for allocating its costs to its management of the Fund. The Board concluded that the allocation methodology had a reasonable basis and was appropriate. It considered any profits realized by Lord Abbett in connection with the operation of the Fund and whether the amount of profit was fair for the management of the Fund. The Board also considered the profits realized from other businesses of Lord Abbett, which may benefit from or be related to the Fund’s business. The Board considered Lord Abbett’s profit margins in comparison with available industry data, both accounting for and ignoring marketing and distribution expenses, and how those profit margins could affect Lord Abbett’s ability to recruit and retain investment personnel. The Board recognized that Lord Abbett’s profitability was a factor in enabling it to attract and retain qualified investment management personnel to provide services to the Fund. The Board noted that Lord Abbett’s overall profitability had increased in its 2010 fiscal year. The Board concluded that Lord Abbett’s profitability overall and as to each Fund was not excessive.

Economies of Scale. As to each Fund, the Board considered whether there had been any economies of scale in managing the Fund, whether the Fund had appropriately benefited from any such economies of scale, and whether there was potential for realization of any further economies of scale. The Board concluded that each existing advisory fee schedule, adequately addressed any economies of scale in managing the applicable Fund.

Other Benefits to Lord Abbett. As to each Fund, the Board considered the character and amount of fees paid by the Fund and the Fund’s shareholders to Lord Abbett and the Distributor for services other than investment advisory services. The Board also considered the revenues and profitability of Lord Abbett’s investment advisory business apart from its mutual fund business, and the intangible benefits enjoyed by Lord Abbett by virtue of its relationship with the Fund. The Board observed that the Distributor receives 12b-1 fees from certain of the Lord Abbett Funds as to shares held in accounts for which there is no other broker of record, may retain a portion of the 12b-1

27

fees from the Funds, and receives a portion of the sales charges on sales and redemptions of some classes of shares. In addition, the Board observed that Lord Abbett accrues certain benefits for its business of providing investment advice to clients other than the Lord Abbett Funds, but that that business also benefits the Funds. The Board also noted that Lord Abbett, as disclosed in the prospectuses of the Funds, has entered into revenue sharing arrangements with certain entities that distribute shares of the Funds. The Board also took into consideration the investment research that Lord Abbett receives as a result of Fund brokerage transactions.

Alternative Arrangements. As to each Fund, the Board considered whether, instead of approving the continuation of the management agreement, it might be in the best interests of the Fund to implement one or more alternative arrangements, such as continuing to employ Lord Abbett, but on different terms. After considering all of the relevant factors, the Board unanimously found that continuation of the existing management agreements was in the best interests of each Fund and its shareholders and voted unanimously to approve the continuation. In considering whether to approve the continuation of the management agreements, the Board did not identify any single factor as paramount or controlling. This summary does not discuss in detail all matters considered.

28

Householding

The Trust has adopted a policy that allows it to send only one copy of each Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to each Fund’s portfolio securities, and information on how Lord Abbett voted each Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Funds are required to file their complete schedule of portfolio holdings with the SEC for their first and third fiscal quarters on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388. You can also obtain copies of Form N-Q by (i) visiting the SEC’s Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330); (ii) sending your request and duplicating fee to the SEC’s Public Reference Section, Washington, DC 20549-1520; or (iii) sending your request electronically, after paying a duplicating fee, to publicinfo@sec.gov.

29

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.

Lord Abbett Securities Trust

Micro-Cap Growth Fund

Micro-Cap Value Fund

LAMCVF-3-0411

(06/11)

Item 2:	Code of Ethics.

Not applicable.

Item 3:	Audit Committee Financial Expert.

Not applicable.

Item 4:	Principal Accountant Fees and Services.

Not applicable.

Item 5:	Audit Committee of Listed Registrants.

Not applicable.

Item 6:	Investments.

Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Amendments to Code of Ethics – Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(a)(3)	Not applicable.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT SECURITIES TRUST

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: June 23, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: June 23, 2011